              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION


                                 ON MAY 15, 2003


                     REGISTRATION NOS. 2-95973 AND 811-4236

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


                      POST-EFFECTIVE AMENDMENT NO. 59 [X]


                                      AND
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT [X]
                                    OF 1940


                              AMENDMENT NO. 60 [X]


                           ONE GROUP(R) MUTUAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              1111 POLARIS PARKWAY
                           COLUMBUS, OHIO 43271-1235
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (800) 480-4111
                        (REGISTRANT'S TELEPHONE NUMBER)

                                 MARK A. BEESON
                              1111 POLARIS PARKWAY
                            COLUMBUS, OHIO 43271-1235
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:


ALAN G. PRIEST, ESQUIRE                         JESSICA K. DITULLIO, ESQUIRE
ROPES & GRAY                                    BANK ONE CORPORATION
ONE FRANKLIN SQUARE                             1111 POLARIS PARKWAY
1301 K STREET, N.W., SUITE 800E                 COLUMBUS, OHIO 43271-0152
WASHINGTON, D.C. 20005


     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: IMMEDIATELY UPON
EFFECTIVENESS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     ______ Immediately upon filing pursuant to paragraph (b)

     ______ on November 1, 2002 pursuant to paragraph(b)

     ______ on 60 days after filing pursuant to paragraph (a)(1)
     ______ on ________________ pursuant to paragraph (a)(1)
        X   75 days after filing pursuant to paragraph (a)(2)
     ------
     ______ on ________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     ______ post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Part A of Post Effective Amendment No. 57 (filed October 30, 2002) and the One Group Market Neutral Fund prospectuses contained in Part A of Post Effective Amendment No. 58 (filed December 18, 2002) to the Trust's Registration Statement on Form N-1A are incorporated herein by reference.

[LOGO] ONE GROUP/R/
Mutual Funds

FOR INSTITUTIONAL CLIENTS

ONE GROUP(R) INSTITUTIONAL PRIME PLUS MONEY MARKET FUND

                 PROSPECTUS
                 Class I Shares
                 July 29, 2003




                 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF ANY OF THE FUNDS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

               --------

TABLE OF
   CONTENTS


       FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE
One Group Institutional Prime Plus Money Market Fund   1
                                                     -----



            MORE ABOUT THE FUND
Principal Investment Strategies   3
                                -----
               Investment Risks   4
                                -----
 Portfolio Quality and Maturity   5
                                -----



HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
                        Purchasing Fund Shares   6
                                               -----
                        Exchanging Fund Shares   9
                                               -----
                         Redeeming Fund Shares   10
                                               -----



PRIVACY POLICY   12
               -----



           SHAREHOLDER INFORMATION
                     Voting Rights   14
                                   -----
                 Dividend Policies   14
                                   -----
     Tax Treatment of Shareholders   14
                                   -----
Shareholder Statements and Reports   15
                                   -----



MANAGEMENT OF ONE GROUP MUTUAL FUNDS
                         The Advisor   16
                                     -----
                       Advisory Fees   16
                                     -----



            FINANCIAL HIGHLIGHTS   17
                                 -----
APPENDIX A: INVESTMENT PRACTICES   18
                                 -----


  ONE GROUP (R)      Institutional Prime Plus Money Market Fund


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

WHAT IS THE GOAL OF THE FUND?
The Fund seeks current income with liquidity and stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will comply with Securities and Exchange Commission ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. For more information about the Institutional Prime Plus Money Market Fund's investment strategies, please read "More About The Fund" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Fund" and "Investment Risks."

MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

  FUND SUMMARY       Institutional Prime Plus Money Market Fund



This section would ordinarily contain investment returns. The Fund was not in existence as of December 31, 2002, and does not have a full calendar year of investment returns at the date of this prospectus.

TO OBTAIN CURRENT YIELD INFORMATION, CALL TOLL-FREE 1-877-691-1118 OR VISIT WWW.ONEGROUP.COM.

FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

             ANNUAL FUND OPERATING EXPENSES
             -----------------------------------------------------
             (expenses that are deducted from Fund assets) CLASS I
             -----------------------------------------------------
                 Investment Advisory Fees                   .10%
             -----------------------------------------------------
                 Other Expenses/1/                          .07%
             -----------------------------------------------------
                 Total Annual Fund Operating Expenses       .17%
             -----------------------------------------------------

/1/Expense information is based on estimated amounts for the current fiscal year.

EXAMPLES
--------------------------------------------------------------------------------
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

1 YEAR 3 YEARS
------------------
 $17     $55
------------------

  ONE GROUP (R)      More About the Fund



The fund described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual fund described in this prospectus is designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet the Fund's investment objective are described in "Fund Summary: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

There can be no assurance that the Fund will achieve its investment objectives. Please note that the Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

ONE GROUP INSTITUTIONAL PRIME PLUS MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

..The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..The Fund will under normal conditions seek to maintain an average weighted maturity of its securities near 90 days. The Fund will be unrated.

..Each security held by the Fund will mature in 397 days or less.

..The Fund will acquire only those securities that present minimal credit risks.

..The Fund invests exclusively in money market instruments. These include, but are not limited to:

  1.corporate notes;

  2.commercial paper;

  3.funding agreements;

  4.certificates of deposit; and

  5.bank obligations.

..Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount appears to be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

..The Fund may lend its securities.

--------------------------------------------------------------------------------


                       WHAT IS AVERAGE WEIGHTED MATURITY?

  Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.



INVESTMENT RISKS

The main risks associated with investing in the Institutional Prime Plus Money Market Fund are described below and in "Fund Summary: Investments, Risk & Performance" at the front of this prospectus. Additional risks are described below.

NET ASSET VALUE. There is no assurance that the Fund will meet its investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Although money market funds limit such fluctuations by limiting the maturities of their investments, the value of your investment in the Fund could increase or decrease as the value of the Fund's investments increases and decreases to an extent greater than anticipated by the investment advisor.

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

DERIVATIVES. The Fund may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.


                             WHAT IS A DERIVATIVE?

  Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

--------------------------------------------------------------------------------


ILLIQUID INVESTMENTS. The Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

For more information about risks associated with the types of investments that the Fund purchases, please read "Fund Summary: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

PORTFOLIO QUALITY AND MATURITY

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities.)

Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.

  ONE GROUP (R)      How to Do Business with One Group Mutual Funds



PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?
You may purchase Fund shares:

..From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..Directly from One Group through One Group Dealer Services, Inc. (the
 "Distributor").

WHO MAY PURCHASE CLASS I SHARES?
Class I shares may be purchased by:

..Institutional investors, such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

..If you have questions about eligibility, please call 1-877-691-1118.

WHEN CAN I BUY SHARES?
..Purchases may be made on any business day. This includes any day that the Fund is open for business. The Fund will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas Day.

..Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received before 5:00 p.m., Eastern Time ("ET").

..On occasion, the NYSE closes before 4:00 p.m. ET. When the NYSE closes early, purchase requests received after the NYSE closes will be effective the following business day. The Fund, however, reserves the right to remain open for extended hours following an early close of the NYSE. If your purchase request is received during extended hours, it will be effective the same business day. Purchase requests received after the Fund closes will be effective the following business day. Shareholders will receive notice at www.onegroup.com if the Fund remains open following an early close of the NYSE.

--------------------------------------------------------------------------------



..In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before the Fund's cut-off time. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

..If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

..The Distributor can reject a purchase order if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the order.

..Shares are electronically recorded. Therefore, certificates will not be issued.

HOW MUCH DO SHARES COST?
..Shares are sold at net asset value ("NAV").

..NAV per share is calculated by dividing the total market value of the Fund's investments and other assets (minus expenses) by the number of outstanding shares. The Fund uses its best efforts to maintain its NAV at $1.00, although there is no guarantee that it will be able to do so.

..NAV is calculated each business day at 5:00 p.m. ET.

..On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?
1.Read the prospectus carefully.

2.Decide how much you want to invest.

   .The minimum initial investment for Class I shares is $1,000,000.

   .You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund.

   .Subsequent investments must be at least $5,000.

   .These minimums may be waived.

3.Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

   .Federal regulations require all financial institutions to obtain, verify and record identification information from all persons opening new accounts or being added to existing accounts. One Group cannot waive these requirements. Account Application Forms that do not contain the required information will be rejected.

--------------------------------------------------------------------------------



4.Send the completed application to:

 ONE GROUP MUTUAL FUNDS
 P.O. BOX 8528
 BOSTON, MA 02266-8528

 And authorize a wire to:

 STATE STREET BANK AND TRUST COMPANY
 ATTN: CUSTODY AND SHAREHOLDER SERVICES
 ABA 011 000 028
 DDA 99034167
 FBO ONE GROUP INSTITUTIONAL PRIME PLUS MONEY MARKET FUND--I
 YOUR ACCOUNT NUMBER
   (EX: 123456789)
 YOUR ACCOUNT REGISTRATION
   (EX: ABC CORPORATION)

5.If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6.If you have any questions, contact your Shareholder Servicing Agent or call
  1-877-691-1118.

CAN I PURCHASE SHARES OVER THE TELEPHONE?
Yes. Simply select this option on your Account Application Form and then:

..Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

..Authorize a bank transfer or initiate a wire transfer payable to "One Group
 Mutual Funds" to State Street Bank and Trust Company to the following wire address:

 STATE STREET BANK AND TRUST COMPANY
 ATTN: CUSTODY & SHAREHOLDER SERVICES
 ABA 011 000 028
 DDA 99034167
 FBO ONE GROUP INSTITUTIONAL PRIME PLUS MONEY MARKET FUND--I
 YOUR ACCOUNT NUMBER
   (EX: 123456789)
 YOUR ACCOUNT REGISTRATION
   (EX: ABC CORPORATION)

..One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

--------------------------------------------------------------------------------



..You may revoke your right to make purchases over the telephone by sending a letter to:

 ONE GROUP MUTUAL FUNDS
 P.O. BOX 8528
 BOSTON, MA 02266-8528

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?
You may exchange your shares for Class I shares of the One Group
Institutional Prime Money Market Fund, the One Group Treasury Only Money Market Fund, the One Group Government Money Market Fund and the One Group Institutional Tax-Free Money Market Fund.

..One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

..One Group does not charge a fee for this privilege.

WHEN ARE EXCHANGES PROCESSED?
Exchanges are processed the same business day they are received, provided:

..State Street Bank and Trust Company receives the request by 3:00 p.m. ET.

..You have provided One Group with all of the information necessary to process the exchange.

..You have received a current prospectus of the Fund or Funds in which you wish to invest.

..You have contacted your Shareholder Servicing Agent, if necessary.

ARE THERE LIMITS ON EXCHANGES?
Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

..To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. EXCHANGE ACTIVITY IS EXCESSIVE IF IT EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS WITHIN 30 DAYS OF EACH OTHER.

..Excessive exchange activity will result in revocation of your exchange privilege.

..In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

..Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."

--------------------------------------------------------------------------------



REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?
You may redeem all or some of your shares on any day that the Fund is open for business.

..Redemption requests received before 5:00 p.m. ET will be effective that day.

..All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

HOW DO I REDEEM SHARES?
You may use any of the following methods to redeem your shares:

1.You may send a written redemption request to your Shareholder Servicing
  Agent, if applicable, or to State Street Bank and Trust Company at the following address:

 ONE GROUP MUTUAL FUNDS
 P.O. BOX 8528
 BOSTON, MA 02266-8528

2.You may use the One Group website at www.onegroup.com; or

3.You may redeem over the telephone. Please see "Can I redeem by telephone?"
  for more information.

..One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

  1.The redemption is payable to the shareholder of record; and either

  2.The redemption check is mailed to the shareholder at the record address; or

  3.The redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

..On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

  1.A designated commercial bank; or

  2.Your Shareholder Servicing Agent.

..Under normal conditions, the Fund will honor requests for same day payment if the request is received before 5:00 p.m. ET. If redemption requests are received after that time, the Fund will make payment the next business day.

WHAT WILL MY SHARES BE WORTH?
..The NAV of shares of the Fund is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

..You will receive the NAV calculated after your redemption request is received.
 Please read "How much do shares cost?."

--------------------------------------------------------------------------------



CAN I REDEEM BY TELEPHONE?
Yes, if you selected this option on your Account Application Form.

..Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

..One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

..Your shares may be automatically redeemed and your account closed if, due to redemptions, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."

..One Group may suspend your ability to redeem when:

  1.Trading on the NYSE is restricted.

  2.The NYSE is closed (other than weekend and holiday closings).

  3.The SEC has permitted a suspension.

  4.An emergency exists.

The Statement of Additional Information offers more details about this process.

                 -----
  ONE GROUP (R)      Privacy Policy



One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

   .Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

   .Customer -- a consumer who has a continuing relationship with One Group
    Mutual Funds through record ownership of fund shares.

   .Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

   .Information we receive from you on applications or other forms, on our website, or through other means;

   .Information we receive from you through transactions, correspondence and other communications with us; and

   .Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means

--------------------------------------------------------------------------------


we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SECURITY
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

  ONE GROUP (R)      Shareholder Information


VOTING RIGHTS

The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. The Fund, and each class of shares within the Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS
The Fund generally declares dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

DIVIDEND REINVESTMENT
You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-877-691-1118.

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

TAXATION OF DISTRIBUTIONS
The Fund will distribute substantially all of its net investment income. Dividends you receive from the Fund, whether reinvested or received in cash, will be taxable to you. Dividends from the Fund's net investment income (generally, all of the Fund's net investment income) will be taxable as ordinary income.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

--------------------------------------------------------------------------------


TAX INFORMATION
The Form 1099 that is mailed to eligible taxpayers in January details your dividends and their federal tax category. Even though the Fund provides this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders.

SHAREHOLDER STATEMENTS AND REPORTS

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

  ONE GROUP (R)      Management of One Group Mutual Funds



THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $ billion in assets.

ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of the Fund. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to .10% of the average daily net assets of the Fund.

  ONE GROUP (R)      Financial Highlights


This Section would ordinarily contain financial highlights. Because the Fund was not in existence as of June 30, 2003, there are no Financial Highlights for the Fund.

  ONE GROUP (R)      Appendix A
----------------------------------------



INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, please see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                                                            RISK
INSTRUMENT                                                                  TYPE
-----------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes and bonds.                        Market
-----------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRS and CATS.                                   Market
-----------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by agencies and      Market
instrumentalities of the U.S. government. These include Fannie Mae        Credit
and Freddie Mac obligations.
-----------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated maturity.   Market
                                                                          Credit
                                                                          Liquidity
-----------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in exchange       Liquidity
for the deposit of funds.                                                 Credit
                                                                          Market
-----------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the                 Credit
simultaneous commitment to return the security to the seller at an        Market
agreed upon price on an agreed upon date. This is treated as a loan.      Liquidity
-----------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the Fund's total      Credit
assets. In return, the Fund will receive cash, other securities and/or    Market
letters of credit.                                                        Leverage
-----------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase or               Market
contract to purchase securities at a fixed price for delivery at a future Leverage
date.                                                                     Liquidity
-----------------------------------------------------------------------------------
Investment Company Securities: Shares of other money market               Market
mutual funds, including One Group money market funds and shares of other money market mutual funds for which Banc One Investment
Advisors or its affiliates serve as investment advisor or administrator.
Banc One Investment Advisors will waive certain fees when
investing in funds for which it serves as investment advisor, to the extent required by law.
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                         RISK
INSTRUMENT                                                               TYPE
--------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which                Market
normally mature within a short period of time (e.g., one month)       Credit
but which may be extended by the issuer for a maximum                 Liquidity
maturity of 13 months.
--------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn on       Credit
and accepted by a commercial bank. Maturities are generally six       Liquidity
months or less.                                                       Market
--------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term                    Credit
promissory notes issued by corporations and other entities.           Liquidity
Maturities generally vary from a few days to nine months.             Market
--------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign issuers and           Market
obligations of foreign banks, overseas branches of U.S. banks and     Political
supranational entities.                                               Liquidity
                                                                      Foreign
                                                                      Investment
--------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the Securities Liquidity
Act of 1933, such as privately placed commercial paper and Rule       Market
144A securities.
--------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with interest     Market
rates which are reset daily, weekly, quarterly or some other          Credit
period and which may be payable to the Fund on demand.                Liquidity
--------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real          Prepayment
estate loans and pools of loans. These include collateralized         Market
mortgage obligations ("CMOs") and Real Estate Mortgage                Credit
Investment Conduits ("REMICs").                                       Regulatory
--------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and standby      Market
commitments to purchase the securities at a fixed price (usually      Liquidity
with accrued interest) within a fixed period of time following        Management
demand by a Fund.
--------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or political       Market
subdivision to obtain funds for various public purposes.              Credit
Municipal securities include private activity bonds and industrial    Political
development bonds, as well as General Obligation Notes, Tax           Tax
Anticipation Notes, Bond Anticipation Notes, Revenue                  Regulatory
Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                          RISK
INSTRUMENT                                                                TYPE
---------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued by banks and          Market
highly rated insurance companies such as Guaranteed Investment         Credit
Contracts ("GICs") and Bank Investment Contracts ("BICs").             Liquidity
---------------------------------------------------------------------------------
Participation Interests: Interests in municipal securities, including  Credit
municipal leases, from financial institutions such as commercial       Tax
and investment banks, savings and loan associations and                Market
insurance companies. These interests may take the form of
participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal
income tax.
---------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company receivables,    Prepayment
home equity loans, truck and auto loans, leases, credit card           Market
receivables and other securities backed by other types of              Credit
receivables or other assets.                                           Regulatory
---------------------------------------------------------------------------------

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities in the Fund may fluctuate. If these fluctuations are sufficiently strong (despite the fund's efforts to control them) the value of your investment will be affected. Certain investments are more susceptible to these risks than others.

..Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements and adverse economic developments.

..Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

..Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

--------------------------------------------------------------------------------



..Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There also is the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

..Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes and governmental collapse and war.

..Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

..Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

..Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

--------------------------------------------------------------------------------


If you want more information about the Fund, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-877-691-1118, or by writing the Fund at:

  ONE GROUP(R) MUTUAL FUNDS
  1111 POLARIS PARKWAY
  COLUMBUS, OHIO 43271-1235

  OR VISITING

  WWW.ONEGROUP.COM

You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


[LOGO] ONE GROUP/R/
Mutual Funds
TOG-I-

[LOGO] ONE GROUP/R/
Mutual Funds

FOR INSTITUTIONAL CLIENTS

ONE GROUP(R) INSTITUTIONAL PRIME PLUS MONEY MARKET FUND

                 PROSPECTUS
                 Administrative Class Shares
                 July 29, 2003




                 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF ANY OF THE FUNDS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

               --------

TABLE OF
   CONTENTS


       FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE
One Group Institutional Prime Plus Money Market Fund   1
                                                     -----



            MORE ABOUT THE FUND
Principal Investment Strategies   3
                                -----
               Investment Risks   4
                                -----
 Portfolio Quality and Maturity   5
                                -----



HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
                        Purchasing Fund Shares   6
                                               -----
                        Exchanging Fund Shares   9
                                               -----
                         Redeeming Fund Shares   10
                                               -----



PRIVACY POLICY   12
               -----



           SHAREHOLDER INFORMATION
                     Voting Rights   14
                                   -----
                 Dividend Policies   14
                                   -----
     Tax Treatment of Shareholders   14
                                   -----
Shareholder Statements and Reports   15
                                   -----



MANAGEMENT OF ONE GROUP MUTUAL FUNDS
                         The Advisor   16
                                     -----
                       Advisory Fees   16
                                     -----


            FINANCIAL HIGHLIGHTS   17
                                 -----
APPENDIX A: INVESTMENT PRACTICES   18
                                 -----


                 ---------------------
  ONE GROUP (R)      Institutional Prime Plus Money Market Fund


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

WHAT IS THE GOAL OF THE FUND?
The Fund seeks current income with liquidity and stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will comply with Securities and Exchange Commission ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. For more information about the Institutional Prime Plus Money Market Fund's investment strategies, please read "More About The Fund" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Fund" and "Investment Risks."

MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.




                                      1
----

  FUND SUMMARY       Institutional Prime Plus Money Market Fund



This section would ordinarily contain investment returns. The Fund was not in existence as of December 31, 2002, and does not have a full calendar year of investment returns at the date of this prospectus.

TO OBTAIN CURRENT YIELD INFORMATION, CALL TOLL-FREE 1-877-691-1118 OR VISIT WWW.ONEGROUP.COM.

FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

       ANNUAL FUND OPERATING EXPENSES
       ------------------------------------------------------------------
       (expenses that are deducted from Fund assets) ADMINISTRATIVE CLASS
       ------------------------------------------------------------------
           Investment Advisory Fees                          .10%
       ------------------------------------------------------------------
           Other Expenses/1,2/                               .17%
       ------------------------------------------------------------------
           Total Annual Fund Operating Expenses              .27%
       ------------------------------------------------------------------

/1/Administrative Class shareholders pay a shareholder servicing fee of up to .10% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.
/2/Expense information is based on estimated amounts for the current fiscal year.

EXAMPLES
--------------------------------------------------------------------------------
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                               1 YEAR 3 YEARS
                               ------------------
                                $28     $87
                               ------------------



                                      2
----

                 ---------------------
  ONE GROUP (R)      More About the Fund


The fund described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual fund described in this prospectus is designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet the Fund's investment objective are described in "Fund Summary: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

There can be no assurance that the Fund will achieve its investment objectives. Please note that the Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

ONE GROUP INSTITUTIONAL PRIME PLUS MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

..The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..The Fund will under normal conditions seek to maintain an average weighted maturity of its securities near 90 days. The Fund will be unrated.

..Each security held by the Fund will mature in 397 days or less.

..The Fund will acquire only those securities that present minimal credit risks.

..The Fund invests exclusively in money market instruments. These include, but are not limited to:

 1.corporate notes;

 2.commercial paper;

 3.funding agreements;

 4.certificates of deposit; and

 5.bank obligations.

..Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount appears to be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

..The Fund may lend its securities.



                                      3
----

--------------------------------------------------------------------------------


                       WHAT IS AVERAGE WEIGHTED MATURITY?

  Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.



INVESTMENT RISKS

The main risks associated with investing in the Institutional Prime Plus Money Market Fund are described below and in "Fund Summary: Investments, Risk & Performance" at the front of this prospectus. Additional risks are described below.

NET ASSET VALUE. There is no assurance that the Fund will meet its investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Although money market funds limit such fluctuations by limiting the maturities of their investments, the value of your investment in the Fund could increase or decrease as the value of the Fund's investments increases and decreases to an extent greater than anticipated by the investment advisor.

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

DERIVATIVES. The Fund may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.

                             WHAT IS A DERIVATIVE?

  Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.


                                      4
----

--------------------------------------------------------------------------------



ILLIQUID INVESTMENTS. The Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

For more information about risks associated with the types of investments that the Fund purchases, please read "Fund Summary: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

PORTFOLIO QUALITY AND MATURITY

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities.)

Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.


                                      5
----

                 ---------------------
  ONE GROUP (R)      How to Do Business with One Group Mutual Funds



PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?
You may purchase Fund shares:

..From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..Directly from One Group through One Group Dealer Services, Inc. (the
 "Distributor").

WHO MAY PURCHASE ADMINISTRATIVE CLASS SHARES?
Administrative class shares may be purchased by:

..Institutional investors, such as corporations, pension and profit sharing plans, and foundations; and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Administrative class shares are designed for investors requiring additional services. Accounts may be opened with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

..If you have questions about eligibility, please call 1-877-691-1118.

WHEN CAN I BUY SHARES?
..Purchases may be made on any business day. This includes any day that the Fund is open for business. The Fund will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas Day.

..Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received before 5:00 p.m., Eastern Time ("ET").

..On occasion, the NYSE closes before 4:00 p.m. ET. When the NYSE closes early, purchase requests received after the NYSE closes will be effective the following business day. The Fund, however, reserves the right to remain open for extended hours following an early close of the NYSE. If your purchase request is received during extended hours, it will be effective the same business day. Purchase requests received after the Fund closes will be effective the following business day. Shareholders will receive notice at www.onegroup.com if the Fund remains open following an early close of the NYSE.




                                      6
----

--------------------------------------------------------------------------------



..In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before the Fund's cut-off time. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

..If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

..The Distributor can reject a purchase order if it does not think that is is in the best interests of the Fund and/or its shareholders to accept the order.

..Shares are electronically recorded. Therefore, certificates will not be issued.

HOW MUCH DO SHARES COST?
..Shares are sold at net asset value ("NAV").

..NAV per share is calculated by dividing the total market value of the Fund's investments and other assets (minus expenses) by the number of outstanding shares. The Fund uses its best efforts to maintain its NAV at $1.00, although there is no guarantee that it will be able to do so.

..NAV is calculated each business day at 5:00 p.m. ET.

..On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?
1.Read the prospectus carefully.

2.Decide how much you want to invest.

  .The minimum initial investment for Administrative Class shares is $1,000,000.

  .You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund.

  .Subsequent investments must be at least $5,000.

  .These minimums may be waived.

3.Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

  .Federal regulations require all financial institutions to obtain, verify and record identification information from all persons opening new accounts or being added to existing accounts. One Group cannot waive these requirements. Account Application Forms that do not contain the required information will be rejected.


                                      7
----

--------------------------------------------------------------------------------



4.Send the completed application to:

 ONE GROUP MUTUAL FUNDS
 P.O. BOX 8528
 BOSTON, MA 02266-8528

  And authorize a wire to:

 STATE STREET BANK AND TRUST COMPANY
 ATTN: CUSTODY AND SHAREHOLDER SERVICES
 ABA 011 000 028
 DDA 99034167
 FBO ONE GROUP INSTITUTIONAL PRIME PLUS MONEY MARKET FUND--ADMIN
 YOUR ACCOUNT NUMBER
   (EX: 123456789)
 YOUR ACCOUNT REGISTRATION
   (EX: ABC CORPORATION)

5.If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6.If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.

CAN I PURCHASE SHARES OVER THE TELEPHONE?
Yes. Simply select this option on your Account Application Form and then:

..Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

..Authorize a bank transfer or initiate a wire transfer payable to "One Group
 Mutual Funds" to State Street Bank and Trust Company to the following wire address:

 STATE STREET BANK AND TRUST COMPANY
 ATTN: CUSTODY & SHAREHOLDER SERVICES
 ABA 011 000 028
 DDA 99034167
 FBO ONE GROUP INSTITUTIONAL PRIME PLUS MONEY MARKET FUND--ADMIN
 YOUR ACCOUNT NUMBER
   (EX: 123456789)
 YOUR ACCOUNT REGISTRATION
   (EX: ABC CORPORATION)

..One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


                                      8
----

--------------------------------------------------------------------------------



..You may revoke your right to make purchases over the telephone by sending a letter to:

 ONE GROUP MUTUAL FUNDS
 P.O. BOX 8528
 BOSTON, MA 02266-8528

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?
You may exchange your shares for Administrative Class shares of the One Group Institutional Prime Money Market Fund, the One Group Treasury Only Money Market Fund, the One Group Government Money Market Fund and the One Group Institutional Tax-Free Money Market Fund.

..One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

..One Group does not charge a fee for this privilege.

WHEN ARE EXCHANGES PROCESSED?
Exchanges are processed the same business day they are received, provided:

..State Street Bank and Trust Company receives the request by 3:00 p.m. ET.

..You have provided One Group with all of the information necessary to process the exchange.

..You have received a current prospectus of the Fund or Funds in which you wish to invest.

..You have contacted your Shareholder Servicing Agent, if necessary.

ARE THERE LIMITS ON EXCHANGES?
Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

..To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. EXCHANGE ACTIVITY IS EXCESSIVE IF IT EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS WITHIN 30 DAYS OF EACH OTHER.

..Excessive exchange activity will result in revocation of your exchange privilege.

..In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

..Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."


                                      9
----

--------------------------------------------------------------------------------



REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?
You may redeem all or some of your shares on any day that the Fund is open for business.

..Redemption requests received before 5:00 p.m. ET will be effective that day.

..All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

HOW DO I REDEEM SHARES?
You may use any of the following methods to redeem your shares:

1.You may send a written redemption request to your Shareholder Servicing
  Agent, if applicable, or to State Street Bank and Trust Company at the following address:

 ONE GROUP MUTUAL FUNDS
 P.O. BOX 8528
 BOSTON, MA 02266-8528

2.You may use the One Group website at www.onegroup.com; or

3.You may redeem over the telephone. Please see "Can I redeem by telephone?"
  for more information.

..One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

  1.The redemption is payable to the shareholder of record; and either

  2.The redemption check is mailed to the shareholder at the record address; or

  3.The redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

..On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

  1.A designated commercial bank; or

  2.Your Shareholder Servicing Agent.

..Under normal conditions, the Fund will honor requests for same day payment if the request is received before 5:00 p.m. ET. If redemption requests are received after that time, the Fund will make payment the next business day.

WHAT WILL MY SHARES BE WORTH?
..The NAV of shares of the Fund is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

..You will receive the NAV calculated after your redemption request is received.
 Please read "How much do shares cost?."


                                      10
----

--------------------------------------------------------------------------------



CAN I REDEEM BY TELEPHONE?
Yes, if you selected this option on your Account Application Form.

..Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

..One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

..Your shares may be automatically redeemed and your account closed if, due to redemptions, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."

..One Group may suspend your ability to redeem when:

  1.Trading on the NYSE is restricted.

  2.The NYSE is closed (other than weekend and holiday closings).

  3.The SEC has permitted a suspension.

  4.An emergency exists.

The Statement of Additional Information offers more details about this process.


                                      11
----

                 -----
  ONE GROUP (R)      Privacy Policy



One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

  .Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

  .Customer -- a consumer who has a continuing relationship with One Group
   Mutual Funds through record ownership of fund shares.

  .Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

  .Information we receive from you on applications or other forms, on our website or through other means;

  .Information we receive from you through transactions, correspondence and other communications with us; and

  .Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means



                                      12
----

--------------------------------------------------------------------------------


we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SECURITY
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.


                                      13
----

                 ---------------------
  ONE GROUP (R)      Shareholder Information


VOTING RIGHTS

The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. The Fund, and each class of shares within the Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS
The Fund generally declares dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

DIVIDEND REINVESTMENT
You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-877-691-1118.

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

TAXATION OF DISTRIBUTIONS
The Fund will distribute substantially all of its net investment income. Dividends you receive from the Fund, whether reinvested or received in cash, will be taxable to you. Dividends from the Fund's net investment income (generally, all of the Fund's net investment income) will be taxable as ordinary income.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.



                                      14
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



--------------------------------------------------------------------------------



TAX INFORMATION
The Form 1099 that is mailed to eligible taxpayers in January details your dividends and their federal tax category. Even though the Fund provides this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders.

SHAREHOLDER STATEMENTS AND REPORTS

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.


                                      15
----

                 ---------------------
  ONE GROUP (R)      Management of One Group Mutual Funds


THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $ billion in assets.

ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of the Fund. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to .10% of the average daily net assets of the Fund.





                                      16
----

                 ---------------------
  ONE GROUP (R)      Financial Highlights



This Section would ordinarily contain financial highlights. Because the Fund was not in existence as of June 30, 2003, there are no Financial Highlights for the Fund.



                                      17
----

  ONE GROUP (R)      Appendix A
----------------------------------------



INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, please see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                                                    RISK
     INSTRUMENT                                                     TYPE
     ----------------------------------------------------------------------
     U.S. Treasury Obligations: Bills, notes and bonds.           Market
     ----------------------------------------------------------------------
     Treasury Receipts: TRs, TIGRS and CATS.                      Market
     ----------------------------------------------------------------------
     U.S. Government Agency Securities: Securities issued by      Market
     agencies and instrumentalities of the U.S. government.       Credit
     These include Fannie Mae and Freddie Mac obligations.
     ----------------------------------------------------------------------
     Certificates of Deposit: Negotiable instruments with a       Market
     stated maturity.                                             Credit
                                                                  Liquidity
     ----------------------------------------------------------------------
     Time Deposits: Non-negotiable receipts issued by a bank in   Liquidity
     exchange for the deposit of funds.                           Credit
                                                                  Market
     ----------------------------------------------------------------------
     Repurchase Agreements: The purchase of a security and the    Credit
     simultaneous commitment to return the security to the        Market
     seller at an agreed upon price on an agreed upon date. This  Liquidity is treated as a loan.
     ----------------------------------------------------------------------
     Securities Lending: The lending of up to 33 1/3% of the      Credit
     Fund's total assets. In return, the Fund will receive cash,  Market
     other securities and/or letters of credit.                   Leverage
     ----------------------------------------------------------------------
     When-Issued Securities and Forward Commitments: Purchase or  Market
     contract to purchase securities at a fixed price for         Leverage
     delivery at a future date.                                   Liquidity
     ----------------------------------------------------------------------
     Investment Company Securities: Shares of other money market  Market mutual funds, including One Group money market funds and
     shares of other money market mutual funds for which Banc
     One Investment Advisors or its affiliates serve as
     investment advisor or administrator. Banc One Investment
     Advisors will waive certain fees when investing in funds
     for which it serves as investment advisor, to the extent
     required by law.
     ----------------------------------------------------------------------



                                      18
----

--------------------------------------------------------------------------------


                                                                         RISK
INSTRUMENT                                                               TYPE
--------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which                Market
normally mature within a short period of time (e.g., one month)       Credit
but which may be extended by the issuer for a maximum                 Liquidity
maturity of 13 months.
--------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn on       Credit
and accepted by a commercial bank. Maturities are generally six       Liquidity
months or less.                                                       Market
--------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term                    Credit
promissory notes issued by corporations and other entities.           Liquidity
Maturities generally vary from a few days to nine months.             Market
--------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign issuers and           Market
obligations of foreign banks, overseas branches of U.S. banks and     Political
supranational entities.                                               Liquidity
                                                                      Foreign
                                                                      Investment
--------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the Securities Liquidity
Act of 1933, such as privately placed commercial paper and Rule       Market
144A securities.
--------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with interest     Market
rates which are reset daily, weekly, quarterly or some other          Credit
period and which may be payable to the Fund on demand.                Liquidity
--------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real          Prepayment
estate loans and pools of loans. These include collateralized         Market
mortgage obligations ("CMOs") and Real Estate Mortgage                Credit
Investment Conduits ("REMICs").                                       Regulatory
--------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and standby      Market
commitments to purchase the securities at a fixed price (usually      Liquidity
with accrued interest) within a fixed period of time following        Management
demand by a Fund.
--------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or political       Market
subdivision to obtain funds for various public purposes.              Credit
Municipal securities include private activity bonds and industrial    Political
development bonds, as well as General Obligation Notes, Tax           Tax
Anticipation Notes, Bond Anticipation Notes, Revenue                  Regulatory
Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
--------------------------------------------------------------------------------


                                      19
----

--------------------------------------------------------------------------------


                                                                          RISK
INSTRUMENT                                                                TYPE
---------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued by banks and          Market
highly rated insurance companies such as Guaranteed Investment         Credit
Contracts ("GICs") and Bank Investment Contracts ("BICs").             Liquidity
---------------------------------------------------------------------------------
Participation Interests: Interests in municipal securities, including  Credit
municipal leases, from financial institutions such as commercial       Tax
and investment banks, savings and loan associations and                Market
insurance companies. These interests may take the form of
participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal
income tax.
---------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company receivables,    Prepayment
home equity loans, truck and auto loans, leases, credit card           Market
receivables and other securities backed by other types of              Credit
receivables or other assets.                                           Regulatory
---------------------------------------------------------------------------------

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities in the Fund may fluctuate. If these fluctuations are sufficiently strong (despite the fund's efforts to control them) the value of your investment will be affected. Certain investments are more susceptible to these risks than others.

..Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements and adverse economic developments.

..Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

..Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.


                                      20
----

--------------------------------------------------------------------------------



..Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There also is the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

..Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes and governmental collapse and war.

..Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

..Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

..Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.


                                      21
----

--------------------------------------------------------------------------------


If you want more information about the Fund, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-877-691-1118, or by writing the Fund at:

  ONE GROUP(R) MUTUAL FUNDS
  1111 POLARIS PARKWAY
  COLUMBUS, OHIO 43271-1235

  OR VISITING

  WWW.ONEGROUP.COM

You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


[LOGO] ONE GROUP/R/
Mutual Funds
TOG-F-

[LOGO] ONE GROUP/R/
Mutual Funds

FOR INSTITUTIONAL CLIENTS


ONE GROUP(R) INSTITUTIONAL PRIME PLUS MONEY MARKET FUND

                 PROSPECTUS
                 Class S Shares
                 July 29, 2003




                 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF ANY OF THE FUNDS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

               --------

TABLE OF
   CONTENTS


       FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE
One Group Institutional Prime Plus Money Market Fund   1
                                                     -----



            MORE ABOUT THE FUND
Principal Investment Strategies   3
                                -----
               Investment Risks   4
                                -----
 Portfolio Quality and Maturity   5
                                -----



HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
                        Purchasing Fund Shares   6
                                               -----
                        Exchanging Fund Shares   9
                                               -----
                         Redeeming Fund Shares   10
                                               -----



PRIVACY POLICY   12
               -----



           SHAREHOLDER INFORMATION
                     Voting Rights   14
                                   -----
                 Dividend Policies   14
                                   -----
     Tax Treatment of Shareholders   14
                                   -----
Shareholder Statements and Reports   15
                                   -----



MANAGEMENT OF ONE GROUP MUTUAL FUNDS
                         The Advisor   16
                                     -----
                       Advisory Fees   16
                                     -----



            FINANCIAL HIGHLIGHTS   17
                                 -----
APPENDIX A: INVESTMENT PRACTICES   18
                                 -----


  ONE GROUP (R)      Institutional Prime Plus Money Market Fund


FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

WHAT IS THE GOAL OF THE FUND?
The Fund seeks current income with liquidity and stability of principal.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests exclusively in high-quality, short-term money market instruments. These instruments include corporate notes, commercial paper, funding agreements, certificates of deposit and bank obligations. The Fund will comply with Securities and Exchange Commission ("SEC") rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. For more information about the Institutional Prime Plus Money Market Fund's investment strategies, please read "More About The Fund" and "Principal Investment Strategies."

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Fund" and "Investment Risks."

MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Concentration. The Fund will invest a significant portion of its assets in the securities of companies in the financial services industry. Because of the Fund's greater exposure to that industry, economic, political and regulatory developments affecting the financial services industry will have a disproportionate impact on the Fund. These developments include changes in interest rates, earlier than expected repayments by borrowers, an inability to achieve the same yield on the reinvestment of prepaid obligations and federal and state laws which may restrict the remedies that a lender has when a borrower defaults on a loan.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

  FUND SUMMARY       Institutional Prime Plus Money Market Fund


This section would ordinarily contain investment returns. The Fund was not in existence as of December 31, 2002, and does not have a full calendar year of investment returns at the date of this prospectus.

TO OBTAIN CURRENT YIELD INFORMATION, CALL TOLL-FREE 1-877-691-1118 OR VISIT WWW.ONEGROUP.COM.

FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

             ANNUAL FUND OPERATING EXPENSES
             -----------------------------------------------------
             (expenses that are deducted from Fund assets) CLASS S
             -----------------------------------------------------
                 Investment Advisory Fees                   .10%
             -----------------------------------------------------
                 Other Expenses/1,2/                        .32%
             -----------------------------------------------------
                 Total Annual Fund Operating Expenses       .42%
             -----------------------------------------------------

/1/Class S shareholders pay a shareholder servicing fee of up to .25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.
/2/Expense information is based on estimated amounts for the current fiscal year.

EXAMPLES

--------------------------------------------------------------------------------
The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

                               1 YEAR 3 YEARS
                               ------------------
                                $43    $135
                               ------------------

  ONE GROUP (R)      More About the Fund


The fund described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual fund described in this prospectus is designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet the Fund's investment objective are described in "Fund Summary: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

There can be no assurance that the Fund will achieve its investment objectives. Please note that the Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.

ONE GROUP INSTITUTIONAL PRIME PLUS MONEY MARKET FUND. The Fund invests only in U.S. dollar denominated securities.

..The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..The Fund will under normal conditions seek to maintain an average weighted maturity of its securities near 90 days. The Fund will be unrated.

..Each security held by the Fund will mature in 397 days or less.

..The Fund will acquire only those securities that present minimal credit risks.

..The Fund invests exclusively in money market instruments. These include, but are not limited to:

  1.corporate notes;

  2.commercial paper;

  3.funding agreements;

  4.certificates of deposit; and

  5.bank obligations.

..Under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, although the Fund may invest less than 25% of its total assets in that industry if warranted due to adverse economic conditions and if investing less than that amount appears to be in the best interests of shareholders. The financial services industry includes banks, broker-dealers, finance companies and other issuers of asset-backed securities.

..The Fund may lend its securities.

--------------------------------------------------------------------------------


                       WHAT IS AVERAGE WEIGHTED MATURITY?

 Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.


INVESTMENT RISKS

The main risks associated with investing in the Institutional Prime Plus Money Market Fund are described below and in "Fund Summary: Investments, Risk & Performance" at the front of this prospectus. Additional risks are described below.

NET ASSET VALUE. There is no assurance that the Fund will meet its investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Although money market funds limit such fluctuations by limiting the maturities of their investments, the value of your investment in the Fund could increase or decrease as the value of the Fund's investments increases and decreases to an extent greater than anticipated by the investment advisor.

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

DERIVATIVES. The Fund may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.

                              WHAT IS A DERIVATIVE?

  Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

--------------------------------------------------------------------------------


ILLIQUID INVESTMENTS. The Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

For more information about risks associated with the types of investments that the Fund purchases, please read "Fund Summary: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

PORTFOLIO QUALITY AND MATURITY

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities.)

Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.

  ONE GROUP (R)      How to Do Business with One Group Mutual Funds



PURCHASING FUND SHARES

WHERE CAN I BUY SHARES?
You may purchase Fund shares:

..From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..Directly from One Group through One Group Dealer Services, Inc. (the
 "Distributor").

WHO MAY PURCHASE CLASS S SHARES?
Class S shares may be purchased by:

..Institutional investors, such as corporations, pension and profit sharing plans, and foundations; and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Class S shares are designed for investors requiring additional services. Accounts may be opened with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

If you have questions about eligibility, please call 1-877-691-1118.

WHEN CAN I BUY SHARES?
..Purchases may be made on any business day. This includes any day that the Fund is open for business. The Fund will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas Day.

..Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received before 5:00 p.m., Eastern Time ("ET").

..On occasion, the NYSE closes before 4:00 p.m. ET. When the NYSE closes early, purchase requests received after the NYSE closes will be effective the following business day. The Fund, however, reserves the right to remain open for extended hours following an early close of the NYSE. If your purchase request is received during extended hours, it will be effective the same business day. Purchase requests received after the Fund closes will be effective the following business day. Shareholders will receive notice at www.onegroup.com if the Fund remains open following an early close of the NYSE.

--------------------------------------------------------------------------------



..In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before the Fund's cut-off time. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

..If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

..The Distributor can reject a purchase order if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the order.

..Shares are electronically recorded. Therefore, certificates will not be issued.

HOW MUCH DO SHARES COST?
..Shares are sold at net asset value ("NAV").

..NAV per share is calculated by dividing the total market value of the Fund's investments and other assets (minus expenses) by the number of outstanding shares. The Fund uses its best efforts to maintain its NAV at $1.00, although there is no guarantee that it will be able to do so.

..NAV is calculated each business day at 5:00 p.m. ET.

..On occasion, the NYSE will close before 4:00 p.m. ET. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?
1.Read the prospectus carefully.

2.Decide how much you want to invest.

  .The minimum initial investment for Class S shares is $1,000,000.

  .You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund.

  .Subsequent investments must be at least $5,000.

  .These minimums may be waived.

3.Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

  .Federal regulations require all financial institutions to obtain, verify and record identification information from all persons opening new accounts or being added to existing accounts. One Group cannot waive these requirements. Account Application Forms that do not contain the required information will be rejected.

--------------------------------------------------------------------------------



4.Send the completed application to:

 ONE GROUP MUTUAL FUNDS
 P.O. BOX 8528
 BOSTON, MA 02266-8528

..And authorize a wire to:

 STATE STREET BANK AND TRUST COMPANY
 ATTN: CUSTODY AND SHAREHOLDER SERVICES
 ABA 011 000 028
 DDA 99034167
 FBO ONE GROUP INSTITUTIONAL PRIME PLUS MONEY MARKET FUND-S
 YOUR ACCOUNT NUMBER
   (EX: 123456789)
 YOUR ACCOUNT REGISTRATION
   (EX: ABC CORPORATION)

5.If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6.If you have any questions, contact your Shareholder Servicing Agent or call
  1-877-691-1118.

CAN I PURCHASE SHARES OVER THE TELEPHONE?
Yes. Simply select this option on your Account Application Form and then:

..Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

..Authorize a bank transfer or initiate a wire transfer payable to "One Group
 Mutual Funds" to State Street Bank and Trust Company to the following wire address:

 STATE STREET BANK AND TRUST COMPANY
 ATTN: CUSTODY & SHAREHOLDER SERVICES
 ABA 011 000 028
 DDA 99034167
 FBO ONE GROUP INSTITUTIONAL PRIME PLUS MONEY MARKET FUND-S
 YOUR ACCOUNT NUMBER
   (EX: 123456789)
 YOUR ACCOUNT REGISTRATION
   (EX: ABC CORPORATION)

..One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

--------------------------------------------------------------------------------



..You may revoke your right to make purchases over the telephone by sending a letter to:

 ONE GROUP MUTUAL FUNDS
 P.O. BOX 8528
 BOSTON, MA 02266-8528

EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE PRIVILEGES?
You may exchange your shares for Class S shares of the One Group Institutional Prime Money Market Fund, the One Group Treasury Only Money Market Fund, the One Group Government Money Market Fund and the One Group Institutional Tax-Free Money Market Fund.

..One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

..One Group does not charge a fee for this privilege.

WHEN ARE EXCHANGES PROCESSED?
Exchanges are processed the same business day they are received, provided:

..State Street Bank and Trust Company receives the request by 3:00 p.m. ET.

..You have provided One Group with all of the information necessary to process the exchange.

..You have received a current prospectus of the Fund or Funds in which you wish to invest.

..You have contacted your Shareholder Servicing Agent, if necessary.

ARE THERE LIMITS ON EXCHANGES?
Yes. The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore:

..To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. EXCHANGE ACTIVITY IS EXCESSIVE IF IT EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS WITHIN 30 DAYS OF EACH OTHER.

..Excessive exchange activity will result in revocation of your exchange privilege.

..In addition, One Group reserves the right to reject any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

..Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."

--------------------------------------------------------------------------------



REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?
You may redeem all or some of your shares on any day that the Fund is open for business.

..Redemption requests received before 5:00 p.m. ET will be effective that day.

..All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

HOW DO I REDEEM SHARES?
You may use any of the following methods to redeem your shares:

1.You may send a written redemption request to your Shareholder Servicing
  Agent, if applicable, or to State Street Bank and Trust Company at the following address:

 ONE GROUP MUTUAL FUNDS
 P.O. BOX 8528
 BOSTON, MA 02266-8528

2.You may use the One Group website at www.onegroup.com; or

3.You may redeem over the telephone. Please see "Can I redeem by telephone?"
  for more information.

..One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

  1.The redemption is payable to the shareholder of record; and either

  2.The redemption check is mailed to the shareholder at the record address; or

  3.The redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

..On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

  1.A designated commercial bank; or

  2.Your Shareholder Servicing Agent.

..Under normal conditions, the Fund will honor requests for same day payment if the request is received before 5:00 p.m. ET. If redemption requests are received after that time, the Fund will make payment the next business day.

WHAT WILL MY SHARES BE WORTH?

..The NAV of shares of the Fund is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

..You will receive the NAV calculated after your redemption request is received.
 Please read "How much do shares cost?."

--------------------------------------------------------------------------------



CAN I REDEEM BY TELEPHONE?
Yes, if you selected this option on your Account Application Form.

..Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

..One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

..Your shares may be automatically redeemed and your account closed if, due to redemptions, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."

..One Group may suspend your ability to redeem when:

  1.Trading on the NYSE is restricted.

  2.The NYSE is closed (other than weekend and holiday closings).

  3.The SEC has permitted a suspension.

  4.An emergency exists.

The Statement of Additional Information offers more details about this process.

                 -----
  ONE GROUP (R)      Privacy Policy





One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

KEY DEFINITIONS
This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

   .Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

   .Customer -- a consumer who has a continuing relationship with One Group
    Mutual Funds through record ownership of fund shares.

   .Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

COLLECTION OF NONPUBLIC PERSONAL INFORMATION
We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

   .Information we receive from you on applications or other forms, on our website or through other means;

   .Information we receive from you through transactions, correspondence and other communications with us; and

   .Information we otherwise obtain from you in connection with providing you a financial product or service.

INFORMATION SHARING WITH NON-AFFILIATED THIRD PARTIES
We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means

--------------------------------------------------------------------------------


we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

INFORMATION SHARING WITH JOINT MARKETERS
We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

CHILDREN'S ONLINE PRIVACY ACT DISCLOSURE
From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

SECURITY
For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

ONE GROUP MUTUAL FUNDS' PRIVACY COMMITMENT
One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

  ONE GROUP (R)      Shareholder Information



VOTING RIGHTS

The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. The Fund, and each class of shares within the Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

DIVIDEND POLICIES

DIVIDENDS
The Fund generally declares dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

DIVIDEND REINVESTMENT
You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.

If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may change the way you receive dividends and distributions by calling 1-877-691-1118.

TAX TREATMENT OF SHAREHOLDERS

TAXATION OF SHAREHOLDER TRANSACTIONS
A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

TAXATION OF DISTRIBUTIONS
The Fund will distribute substantially all of its net investment income. Dividends you receive from the Fund, whether reinvested or received in cash, will be taxable to you. Dividends from the Fund's net investment income (generally, all of the Fund's net investment income) will be taxable as ordinary income.

Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

--------------------------------------------------------------------------------



TAX INFORMATION
The Form 1099 that is mailed to eligible taxpayers in January details your dividends and their federal tax category. Even though the Fund provides this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information, see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders.

SHAREHOLDER STATEMENTS AND REPORTS

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

  ONE GROUP (R)      Management of One Group Mutual Funds



THE ADVISOR

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $ billion in assets.

ADVISORY FEES

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of the Fund. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to .10% of the average daily net assets of the Fund.

  ONE GROUP (R)      Financial Highlights


This Section would ordinarily contain financial highlights. Because the Fund was not in existence as of June 30, 2003, there are no Financial Highlights for the Fund.

  ONE GROUP (R)      Appendix A
----------------------------------------




INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, please see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                                                            RISK
INSTRUMENT                                                                  TYPE
-----------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes and bonds.                        Market
-----------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRS and CATS.                                   Market
-----------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by agencies and      Market
instrumentalities of the U.S. government. These include Fannie Mae        Credit
and Freddie Mac obligations.
-----------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated maturity.   Market
                                                                          Credit
                                                                          Liquidity
-----------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in exchange       Liquidity
for the deposit of funds.                                                 Credit
                                                                          Market
-----------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the                 Credit
simultaneous commitment to return the security to the seller at an        Market
agreed upon price on an agreed upon date. This is treated as a loan.      Liquidity
-----------------------------------------------------------------------------------
Securities Lending: The lending of up to 33 1/3% of the Fund's total      Credit
assets. In return, the Fund will receive cash, other securities and/or    Market
letters of credit.                                                        Leverage
-----------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase or               Market
contract to purchase securities at a fixed price for delivery at a future Leverage
date.                                                                     Liquidity
-----------------------------------------------------------------------------------
Investment Company Securities: Shares of other money market               Market
mutual funds, including One Group money market funds and shares of other money market mutual funds for which Banc One Investment
Advisors or its affiliates serve as investment advisor or administrator.
Banc One Investment Advisors will waive certain fees when
investing in funds for which it serves as investment advisor, to the extent required by law.
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                         RISK
INSTRUMENT                                                               TYPE
--------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which                Market
normally mature within a short period of time (e.g., one month)       Credit
but which may be extended by the issuer for a maximum                 Liquidity
maturity of 13 months.
--------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn on       Credit
and accepted by a commercial bank. Maturities are generally six       Liquidity
months or less.                                                       Market
--------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term                    Credit
promissory notes issued by corporations and other entities.           Liquidity
Maturities generally vary from a few days to nine months.             Market
--------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign issuers and           Market
obligations of foreign banks, overseas branches of U.S. banks and     Political
supranational entities.                                               Liquidity
                                                                      Foreign
                                                                      Investment
--------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the Securities Liquidity
Act of 1933, such as privately placed commercial paper and Rule       Market
144A securities.
--------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with interest     Market
rates which are reset daily, weekly, quarterly or some other          Credit
period and which may be payable to the Fund on demand.                Liquidity
--------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real          Prepayment
estate loans and pools of loans. These include collateralized         Market
mortgage obligations ("CMOs") and Real Estate Mortgage                Credit
Investment Conduits ("REMICs").                                       Regulatory
--------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and standby      Market
commitments to purchase the securities at a fixed price (usually      Liquidity
with accrued interest) within a fixed period of time following        Management
demand by a Fund.
--------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or political       Market
subdivision to obtain funds for various public purposes.              Credit
Municipal securities include private activity bonds and industrial    Political
development bonds, as well as General Obligation Notes, Tax           Tax
Anticipation Notes, Bond Anticipation Notes, Revenue                  Regulatory
Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                          RISK
INSTRUMENT                                                                TYPE
---------------------------------------------------------------------------------
Short-Term Funding Agreements: Agreements issued by banks and          Market
highly rated insurance companies such as Guaranteed Investment         Credit
Contracts ("GICs") and Bank Investment Contracts ("BICs").             Liquidity
---------------------------------------------------------------------------------
Participation Interests: Interests in municipal securities, including  Credit
municipal leases, from financial institutions such as commercial       Tax
and investment banks, savings and loan associations and                Market
insurance companies. These interests may take the form of
participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal
income tax.
---------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company receivables,    Prepayment
home equity loans, truck and auto loans, leases, credit card           Market
receivables and other securities backed by other types of              Credit
receivables or other assets.                                           Regulatory
---------------------------------------------------------------------------------

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities in the Fund may fluctuate. If these fluctuations are sufficiently strong (despite the fund's efforts to control them) the value of your investment will be affected. Certain investments are more susceptible to these risks than others.

..Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

..Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements and adverse economic developments.

..Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

..Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

--------------------------------------------------------------------------------



..Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

..Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There also is the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable.

..Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes and governmental collapse and war.

..Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset- backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

..Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

..Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

--------------------------------------------------------------------------------


If you want more information about the Fund, the following documents are free upon request:

ANNUAL/SEMI-ANNUAL REPORTS. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-877-691-1118, or by writing the Fund at:

  ONE GROUP(R) MUTUAL FUNDS
  1111 POLARIS PARKWAY
  COLUMBUS, OHIO 43271-1235

  OR VISITING

  WWW.ONEGROUP.COM

You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

(Investment Company Act File No. 811-4236)


[LOGO] ONE GROUP/R/
Mutual Funds
TOG-F-

 July 29, 2003 One Group(R) Institutional Tax-Free Money Market Fund -- Class I Shares


          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUND AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Table of
  Contents


                            Fund Summary: Investments, Risk & Performance   3

                       One Group Institutional Tax-Free Money Market Fund   3

                                                      More About the Fund   6
                                          Principal Investment Strategies   6
                                                         Investment Risks   6
                                           Portfolio Quality and Maturity   7


                           How to Do Business with One Group Mutual Funds   8
                                                   Purchasing Fund Shares   8
                                                   Exchanging Fund Shares   10
                                                    Redeeming Fund Shares   11

                                                           Privacy Policy   13

                                                  Shareholder Information   16
                                                            Voting Rights   16
                                                        Dividend Policies   16
                                            Tax Treatment of Shareholders   16
                                       Shareholder Statements and Reports   17

                                     Management of One Group Mutual Funds   19
                                                              The Advisor   19
                                                            Advisory Fees   19

                                                     Financial Highlights   19
                                         Appendix A: Investment Practices   20

                 FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE


                    Institutional Tax-Free Money Market Fund


What is the goal of the Fund?

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund seeks to meet its objective by investing in high quality short-term money market instruments, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities, the income of which is exempt from federal income tax. Although the Fund may invest up to 20% of its assets in other types of securities including taxable securities, the Fund will attempt to limit its investments to securities, the income of which is tax-exempt. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Institutional Tax-Free Money Market Fund's investment strategies, please read "More About the Fund" and "Principal Investment Strategies."


What are municipal securities?

Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be taxed?


Up to 20% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Fund" and "Investment Risks."

MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This Section would ordinarily contain investment returns. The Fund was not in existence as of December 31, 2002, and does not have a full calendar year of investment returns at the date of this prospectus.

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                                                 CLASS I

Investment Advisory Fees                                                                        .10%
--------------------------------------------------------------------------------------------------------
Other Expenses(1)                                                                               .07%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            .17%
--------------------------------------------------------------------------------------------------------

   (1) Expense information is based on estimated amounts for the current fiscal year.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

          Class I

1 Year      $17
3 Years     $55

More About the Fund

The Fund described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual fund described in this prospectus is designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet the Fund's investment objective are described in "Fund Summary: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

FUNDAMENTAL POLICIES

The Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

There can be no assurance that the Fund will achieve its investment objectives. Please note that the Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.


ONE GROUP INSTITUTIONAL TAX-FREE MONEY MARKET FUND.


..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.


..    Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax.




..    The Fund also may invest up to 20% of its net assets in other types of securities, such as taxable money market instruments, including repurchase agreements. However, the Fund attempts to limit its investments to securities, the income of which is tax-exempt. For a list of all the securities in which the Fund may invest, please read "Investment Practices" in Appendix A.


WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.

Investment Risks


The main risks associated with investing in the Institutional Tax-Free Money Market Fund are described below and in "Fund Summary: Investments, Risk & Performance" at the front of this prospectus. Additional risks are described below.


NET ASSET VALUE. There is no assurance that the Fund will meet its investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.


FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Although money market funds limit such fluctuations by limiting the maturities of their investments, the value of your investment in the Fund could increase or decrease as the value of the Fund's investments increases and decreases to an extent greater than anticipated by the investment advisor.

rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

DERIVATIVES. The Fund may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.


                              WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

ILLIQUID INVESTMENTS. The Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

For more information about risks associated with the types of investments that the Fund purchases, please read "Fund Summary: Investments, Risk & Performance", Appendix A and the Statement of Additional Information.

Portfolio Quality and Maturity

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities).

Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.

How to Do Business with One Group Mutual Funds


Purchasing Fund Shares

Where can I buy shares?

You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").


Who may purchase Class I shares?

Class I shares may be purchased by:

..    Institutional investors, such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Accounts may be opened with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

..    If you have questions about eligibility, please call 1-877-691-1118.

When can I buy shares?

..    Purchases may be made on any business day. This includes any day that the Fund is open for business. The Fund will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas Day.

..    Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received before 12:00 noon, Eastern Time ("ET").

..    On occasion, the NYSE closes before 4:00 p.m. ET. If the NYSE closes before 12:00 noon, ET, purchase requests generally will be effective the following business day. The Fund, however, reserves the right to remain open for extended hours following an early close of the NYSE. If your purchase request is received during extended hours, it will be effective the same business day. Purchase requests received after the Fund closes will be effective the following business day. Shareholders will receive notice at www.onegroup.com if the Fund remains open following an early close of the NYSE.

..    In addition, the Fund's custodian, State Street Bank and Trust
     Company, must receive "federal funds" before the Fund's cut-off time. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

.. If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

.. The Distributor can reject a purchase order if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the order.

.. Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?

..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of the
     Fund's investments and other assets (minus expenses) by the number of outstanding shares. The Fund uses its best efforts to maintain its NAV at $1.00, although there is no guarantee that it will be able to do so.


..    NAV is calculated each business day at 12:00 noon ET.

..    On occasion, the NYSE will close early. When the NYSE closes before the time listed above, NAV will be calculated as of the time the NYSE closes.

How do I open an account?


1.   Read the prospectus carefully.


2.   Decide how much you want to invest.

     .    The minimum initial investment for Class I shares is $1,000,000.


     . You are required to maintain a minimum account balance equal to the minimum initial investment in the fund.


     .    Subsequent investments must be at least $5,000.

     .    These minimums may be waived.

3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

     . Federal regulations require all financial institutions to obtain, verify and record identification information from all persons opening new accounts or being added to existing accounts. One Group cannot waive these requirements. Account Application Forms that do not contain the required information will be rejected.

4.   Send the completed application to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

     And authorize a wire to:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY AND SHAREHOLDER SERVICES
     ABA 011000028
     DDA 99034167

     FBO ONE GROUP INSTITUTIONAL TAX-FREE MONEY MARKET FUND-I


     YOUR ACCOUNT NUMBER
        (EX: 123456789)
     YOUR ACCOUNT REGISTRATION
        (EX: ABC CORPORATION)

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.

Can I purchase shares over the telephone?

     Yes. Simply select this option on your Account Application Form and then:

..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

..    Authorize a bank transfer or initiate a wire transfer payable to "One Group
     Mutual Funds" to State Street Bank and Trust Company to the following wire address:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167


     FBO ONE GROUP INSTITUTIONAL TAX-FREE MONEY MARKET FUND - I

     YOUR ACCOUNT NUMBER
        (EX: 123456789)
     YOUR ACCOUNT REGISTRATION
        (EX: ABC CORPORATION)

..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266 - 8528


Exchanging Fund Shares

What are my exchange privileges?


You may exchange your shares for Class I shares of the One Group Institutional Prime Money Market Fund, the One Group Institutional Prime Plus Money Market Fund, the One Group Treasury Only Money Market Fund, and the One Group Government Money Market Fund.


..    One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

..    One Group does not charge a fee for this privilege.

When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

..    State Street Bank and Trust Company receives the request by 12:00 noon ET.

..    You have provided One Group with all of the information necessary to process the exchange.

..    You have received a current prospectus of the Fund or Funds in which you wish to invest.

..    You have contacted your Shareholder Servicing Agent, if necessary.

Are there limits on exchanges?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

..    To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. EXCHANGE ACTIVITY IS EXCESSIVE IF IT EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS WITHIN 30 DAYS OF EACH OTHER.

..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

..    Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."

Redeeming Fund Shares

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business.

..    Redemption requests received before 12:00 noon ET will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?

..    You may use any of the following methods to redeem your shares:

1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266 - 8528


2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:


     1.   The redemption is payable to the shareholder of record; and either

     2. The redemption check is mailed to the shareholder at the record address; or

     3. The redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

     1.   A designated commercial bank; or

     2.   Your Shareholder Servicing Agent.


..    Under normal conditions, the Fund will honor requests for same day payment if the request is received before 12:00 noon ET. If redemption requests are received after that time, the Fund will make payment the next business day.


What will my shares be worth?

..    The NAV of shares of the Fund is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

..    You will receive the NAV calculated after your redemption request is received. Please read "How much do shares cost?."

Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.

..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..    Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

..    Your shares may be automatically redeemed and your account closed if, due to redemptions, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."


..    One Group may suspend your ability to redeem when:

     1.   Trading on the NYSE is restricted.

     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

PRIVACY POLICY


One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

.. Consumer - an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

..  Customer - a consumer who has a continuing relationship with One Group Mutual
   Funds through record ownership of fund shares.

.. Nonpublic personal information - any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

.. Information we receive from you on applications or other forms, on our website, or through other means;

.. Information we receive from you through transactions, correspondence and other communications with us; and

.. Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information


Voting Rights


The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objectives, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. The Fund, and each class of shares within the Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

Dividend Policies

Dividends

The Fund generally declares dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, are distributed at least annually.

Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.


If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You may change the way you receive dividends and distributions by calling 1-877-691-1118.


Tax Treatment of Shareholders

Taxation of Shareholder Transactions


A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss even if the income from such shares is tax-exempt. Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

Taxation of Dividends--Institutional Tax-Free Money Market Fund


The Fund intends to qualify as a "regulated investment company" for U.S. federal income tax purposes and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to shareholders. The Fund will distribute any net investment income and net realized capital gains at least annually. The Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. This Fund may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

Tax Information

The Form 1099 that is mailed to eligible taxpayers in January details your dividends and their federal tax category. Even though the Fund provides this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders.

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

Management of One Group Mutual Funds

The Advisor


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $___ billion in assets.


Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of the Fund. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to .10% of the average daily net assets of the Fund.

Financial Highlights


This Section would ordinarily contain financial highlights. Because the Fund was not in existence as of June 30, 2003, there are no Financial Highlights for the Fund.

Appendix A

Investment Practices


--------------------------------------------------------------------------------
The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                                                                              Risk
Instrument                                                                                    Type
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS, and CUBES.                            Market
-----------------------------------------------------------------------------------------------------------

Treasury Receipts: TRs, TIGRs, and CATS.                                                      Market
-----------------------------------------------------------------------------------------------------------

U.S. Government Agency Securities: Securities issued by agencies and                          Market
instrumentalities of the U.S. government. These include Fannie Mae and                       Credit
Freddie Mac.
-----------------------------------------------------------------------------------------------------------
                                                                                              Market
Certificates of Deposit: Negotiable instruments with a stated maturity.                       Credit
                                                                                              Liquidity
-----------------------------------------------------------------------------------------------------------

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the                   Liquidity
deposit of funds.                                                                             Credit
                                                                                              Market
-----------------------------------------------------------------------------------------------------------

Repurchase Agreements: The purchase of a security and the simultaneous                        Credit
commitment to return the security to the seller at an agreed upon price on an                 Market
agreed upon date. This is treated as a loan.                                                  Liquidity
-----------------------------------------------------------------------------------------------------------

When-Issued Securities and Forward Commitments: Purchase or contract to purchase              Market
securities at a fixed price for delivery at a future date.                                    Leverage
                                                                                              Liquidity
                                                                                              Credit
-----------------------------------------------------------------------------------------------------------

Investment Company Securities: Shares of other money market mutual funds,                     Market
including One Group money market funds and shares of other money market mutual funds for which Banc One Investment Advisors or its affiliates serve as investment advisor or administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor, to the extent required by law.
-----------------------------------------------------------------------------------------------------------

Extendable Commercial Notes: Variable rate notes with a maximum stated maturity               Market
of thirteen months which, on a designated day each month, may be extended by the              Credit
purchaser for an additional thirteen months. The note's maturity cannot be extended beyond the tenth anniversary of its issuance.
-----------------------------------------------------------------------------------------------------------

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by               Credit
a commercial bank. Maturities are generally six months or less.                               Liquidity
                                                                                              Market
-----------------------------------------------------------------------------------------------------------

Commercial Paper: Secured and unsecured short-term promissory notes issued by                 Credit
corporations and other entities. Maturities generally vary from a few days to                 Liquidity
nine months.                                                                                  Market
-----------------------------------------------------------------------------------------------------------

Foreign Securities: Commercial paper of foreign issuers and obligations of                    Market
foreign banks, overseas branches of U.S. banks and supranational entities.                    Political
                                                                                              Liquidity
                                                                                              Foreign
                                                                                              Investment
-----------------------------------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the Securities Act of                  Liquidity
1933, such as privately placed commercial paper and Rule 144A securities.                     Market
                                                                                              Credit
-----------------------------------------------------------------------------------------------------------

Variable and Floating Rate Instruments: Obligations with interest rates which                 Market
are reset daily, weekly, quarterly or some other period and which may be payable              Credit
to the Fund on demand.                                                                        Liquidity
-----------------------------------------------------------------------------------------------------------

Mortgage-Backed Securities: Debt obligations secured by real estate loans and                 Prepayment
pools of loans. These include collateralized mortgage obligations ("CMOs"), and               Market
Real Estate Mortgage Investment Conduits ("REMICs").                                          Credit
                                                                                              Regulatory
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or political subdivision to        Market
obtain funds for various public purposes. Municipal securities include private        Credit
activity bonds and industrial development bonds, as well as General Obligation        Political
Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation          Tax
Notes, other short-term tax-exempt obligations, municipal leases, obligations of      Regulatory
municipal housing authorities and single family revenue bonds.
------------------------------------------------------------------------------------------------

Demand Features: Securities that are subject to puts and standby commitments to       Market
purchase the securities at a fixed price (usually with accrued interest) within       Liquidity
a fixed period of time following demand by a Fund.                                    Management
------------------------------------------------------------------------------------------------

Participation Interests: Interests in municipal securities, including municipal       Credit
leases, from financial institutions such as commercial and investment banks,          Tax
savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.
------------------------------------------------------------------------------------------------

Asset-Backed Securities: Securities secured by company receivables, home equity       Prepayment
loans, truck and auto loans, leases, credit card receivables and other                Market
securities backed by other types of receivables or other assets.                      Credit
                                                                                      Regulatory
------------------------------------------------------------------------------------------------

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate. If these fluctuations are sufficiently strong (despite the fund's efforts to control them) the value of your investment will be affected. Certain investments are more susceptible to these risks than others.


.. Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

.. Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

.. Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

.. Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

.. Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

.. Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

.. Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments.

.. Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

.. Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

.. Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

--------------------------------------------------------------------------------
If you want more information about the Fund, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

How Can I Get More Information? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-877-691-1118, or by writing the Fund at:


   ONE GROUP(R) MUTUAL FUNDS
   1111 POLARIS PARKWAY
   COLUMBUS, OHIO 43271-1235


   OR VISITING


   WWW.ONEGROUP.COM


You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


(Investment Company Act File No. 811-4236)


TOG-F-TOG-I-

ONE GROUP(R)

 July 29, 2003 One Group(R) Institutional Tax-Free Money Market Fund -- Administrative Class Shares


          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUND AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Table of
  Contents


                           Fund Summary: Investments, Risk & Performance    3

                      One Group Institutional Tax-Free Money Market Fund    3

                                                     More About the Fund    6
                                         Principal Investment Strategies    6
                                                        Investment Risks    6
                                          Portfolio Quality and Maturity    7


                          How to Do Business with One Group Mutual Funds    8
                                                  Purchasing Fund Shares    8
                                                  Exchanging Fund Shares    10
                                                   Redeeming Fund Shares    11

                                                          Privacy Policy    13

                                                 Shareholder Information    16
                                                           Voting Rights    16
                                                       Dividend Policies    16
                                           Tax Treatment of Shareholders    16
                                      Shareholder Statements and Reports    17

                                    Management of One Group Mutual Funds    19
                                                             The Advisor    19
                                                           Advisory Fees    19

                                                    Financial Highlights    19
                                        Appendix A: Investment Practices    20

                 FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

                    Institutional Tax-Free Money Market Fund

What is the goal of the Fund?

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

What are the Fund's main investment strategies?

The Fund seeks to meet its objective by investing in high quality short-term money market instruments, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities, the income of which is exempt from federal income tax. Although the Fund may invest up to 20% of its assets in other types of securities including taxable securities, the Fund will attempt to limit its investments to securities, the income of which is tax-exempt. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Institutional Tax-Free Money Market Fund's investment strategies, please read "More About the Fund" and "Principal Investment Strategies."

What are municipal securities?

Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be taxed?

Up to 20% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Fund" and "Investment Risks."

MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This Section would ordinarily contain investment returns. The Fund was not in existence as of December 31, 2002, and does not have a full calendar year of investment returns at the date of this prospectus.

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                                       Administrative Class

Investment Advisory Fees                                                                   .10%
--------------------------------------------------------------------------------------------------------
Other Expenses(1)(2)                                                                       .17%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                       .27%
--------------------------------------------------------------------------------------------------------



   (1) Administrative Class shareholders pay a shareholder Servicing fee of up to .10% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

   (2) Expense information is based on estimated amounts for the current fiscal year.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

         Administrative Class

1 Year           $28
3 Years          $87

More About the Fund

The Fund described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

PRINCIPAL INVESTMENT STRATEGIES

The mutual fund described in this prospectus is designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet the Fund's investment objective are described in "Fund Summary: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

FUNDAMENTAL POLICIES

The Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

There can be no assurance that the Fund will achieve its investment objectives. Please note that the Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.


ONE GROUP INSTITUTIONAL TAX-FREE MONEY MARKET FUND.


..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.

..    Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities, the income from which is exempt from federal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax.




..    The Fund also may invest up to 20% of its net assets in other types of securities, such as taxable money market instruments, including repurchase agreements. However, the Fund attempts to limit its investments to securities, the income of which is tax-exempt. For a list of all the securities in which the Fund may invest, please read "Investment Practices" in Appendix A.


WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.

Investment Risks


The main risks associated with investing in the Institutional Tax-Free Money Market Fund are described below and in "Fund Summary: Investments, Risk & Performance" at the front of this prospectus. Additional risks are described below.


NET ASSET VALUE. There is no assurance that the Fund will meet its investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.


FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Although money market funds limit such fluctuations by limiting the maturities of their investments, the value of your investments in the Fund could increase or decrease as the value of the Fund's investments increases and decreases to an extent greater than anticipated by the investment advisor.

rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

DERIVATIVES. The Fund may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.


                              WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

ILLIQUID INVESTMENTS. The Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

For more information about risks associated with the types of investments that the Fund purchases, please read "Fund Summary: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

Portfolio Quality and Maturity

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities).

Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.

How to Do Business with One Group Mutual Funds


Purchasing Fund Shares

Where can I buy shares?

You may purchase Fund shares:

..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agents, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").

Who may purchase Administrative Class shares?

Administrative Class shares may be purchased by:

..    Institutional investors, such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Administrative Class shares are designed for investors requiring additional services. Accounts may be opened with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

..    If you have questions about eligibility, please call 1-877-691-1118.

When can I buy shares?

..    Purchases may be made on any business day. This includes any day that the
     Fund is open for business. The Fund will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas Day.

..    Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received before 12:00 noon, Eastern Time ("ET").

..    On occasion, the NYSE closes before 4:00 p.m. ET. If the NYSE closes before
     12:00 noon, ET, purchase requests generally will be effective the following business day. The Fund, however, reserves the right to remain open for extended hours following an early close of the NYSE. If your purchase request is received during extended hours, it will be effective the same business day. Purchase requests received after the Fund closes will be effective the following business day. Shareholders will receive notice at www.onegroup.com if the Fund remains open following an early close of the NYSE.


..    In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before the Fund's cut-off time. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

..    The Distributor can reject a purchase order if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the order.

..    Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?

..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of the
     Fund's investments and other assets (minus expenses) by the number of outstanding shares. The Fund uses its best efforts to maintain its NAV at $1.00, although there is no guarantee that it will be able to do so.


..    NAV is calculated each business day at 12:00 noon ET.

..    On occasion, the NYSE will close early. When the NYSE closes before the time listed above, NAV will be calculated as of the time the NYSE closes.

How do I open an account?


1.   Read the prospectus carefully.


2.   Decide how much you want to invest.

     . The minimum initial investment for Administrative Class Shares is $1,000,000.


     . You are required to maintain a minimum account balance equal to the minimum initial investment in the fund.


     .    Subsequent investments must be at least $5,000.

     .    These minimums may be waived.

3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

     . Federal regulations require all financial institutions to obtain, verify and record identification information from all persons opening new accounts or being added to existing accounts. One Group cannot waive these requirements. Account Application Forms that do not contain the required information will be rejected.

4.   Send the completed application to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

     And authorize a wire to:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY AND SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167


     FBO ONE GROUP INSTITUTIONAL TAX-FREE MONEY MARKET FUND-ADMIN

     YOUR ACCOUNT NUMBER
        (EX: 123456789)
     YOUR ACCOUNT REGISTRATION
        (EX: ABC CORPORATION)

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.

Can I purchase shares over the telephone?

Yes. Simply select this option on your Account Application Form and then:

..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

..    Authorize a bank transfer or initiate a wire transfer payable to "One Group
     Mutual Funds" to State Street Bank and Trust Company to the following wire address:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167


     FBO ONE GROUP INSTITUTIONAL TAX-FREE MONEY MARKET FUND - ADMIN

     YOUR ACCOUNT NUMBER
        (EX: 123456789)
     YOUR ACCOUNT REGISTRATION
        (EX: ABC CORPORATION)

..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions;
     you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266 - 8528


Exchanging Fund Shares

What are my exchange privileges?


You may exchange your shares for administrative class shares of the One Group Institutional Prime Money Market Fund, the One Group Institutional Prime
Plus Money Market Fund, the One Group Treasury Only Money Market Fund, and the One Group Government Money Market Fund. One Group Mutual Funds.



..    One Group may change the terms and conditions of your exchange privileges


..    One Group does not charge a fee for this privilege.

When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

..    State Street Bank and Trust Company receives the request by 12:00 noon ET.

..    You have provided One Group with all of the information necessary to process the exchange.

..    You have received a current prospectus of the Fund or Funds in which you wish to invest.

..    You have contacted your Shareholder Servicing Agent, if necessary.

Are there limits on exchanges?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

..    To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. EXCHANGE ACTIVITY IS EXCESSIVE IF IT EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS WITHIN 30 DAYS OF EACH OTHER.

..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

..    Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."

Redeeming Fund Shares

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business.

..    Redemption requests received before 12:00 noon ET will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?

..    You may use any of the following methods to redeem your shares:

1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266 - 8528


2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is payable to the shareholder of record; and either

     2. The redemption check is mailed to the shareholder at the record address; or

     3. The redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

     1.   A designated commercial bank; or

     2.   Your Shareholder Servicing Agent.


..    Under normal conditions, the Fund will honor requests for same day payment if the request is received before 12:00 noon ET. If redemption requests are received after that time, the Fund will make payment the next business day.


What will my shares be worth?

..    The NAV of shares of the Fund is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

..    You will receive the NAV calculated after your redemption request is received. Please read "How much do shares cost?."

Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.

..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..    Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions;
     you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

..    Your shares may be automatically redeemed and your account closed if, due to redemptions, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."


..    One Group may suspend your ability to redeem when:

     1.   Trading on the NYSE is restricted.

     2.   The NYSE is closed (other than weekend and holiday closings).

     3.   The SEC has permitted a suspension.

     4.   An emergency exists.

The Statement of Additional Information offers more details about this process.

PRIVACY POLICY


One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

.. Consumer - an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

..  Customer - a consumer who has a continuing relationship with One Group Mutual
   Funds through record ownership of fund shares.

.. Nonpublic personal information - any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

.. Information we receive from you on applications or other forms, on our website, or through other means;

.. Information we receive from you through transactions, correspondence and other communications with us; and

.. Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information


Voting Rights


The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objectives, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. The Fund, and each class of shares within the Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

Dividend Policies

Dividends

The Fund generally declares dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, are distributed at least annually.

Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.


If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You may change the way you receive dividends and distributions by calling 1-877-691-1118.


Tax Treatment of Shareholders

Taxation of Shareholder Transactions


A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss even if the income from such shares is tax-exempt. Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

Taxation of Dividends--Institutional Tax-Free Money Market Fund

The Fund intends to qualify as a "regulated investment company" for U.S.
federal income tax purposes and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to shareholders. The Fund will distribute any net investment income and net realized capital gains at least annually. The Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. This Fund may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


Tax Information

The Form 1099 that is mailed to eligible taxpayers in January details your dividends and their federal tax category. Even though the Fund provides this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders.

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

Management of One Group Mutual Funds

The Advisor


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $___ billion in assets.


Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of the Fund. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to .10% of the average daily net assets of the Fund.

Financial Highlights


This Section would ordinarily contain financial highlights. Because the Fund was not in existence as of June 30, 2003, there are no Financial Highlights for the Fund.

Appendix A

Investment Practices

--------------------------------------------------------------------------------
The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

                                                                                              Risk
Instrument                                                                                    Type
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS, and CUBES.                            Market
-----------------------------------------------------------------------------------------------------------

Treasury Receipts: TRs, TIGRs, and CATS.                                                      Market
-----------------------------------------------------------------------------------------------------------

U.S. Government Agency Securities: Securities issued by agencies and                          Market
instrumentalities of the U.S. government. These include Fannie Mae                            Credit
and Freddie Mac.
-----------------------------------------------------------------------------------------------------------
                                                                                              Market
Certificates of Deposit: Negotiable instruments with a stated maturity.                       Credit
                                                                                              Liquidity
-----------------------------------------------------------------------------------------------------------

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the                   Liquidity
deposit of funds.                                                                             Credit
                                                                                              Market
-----------------------------------------------------------------------------------------------------------

Repurchase Agreements: The purchase of a security and the simultaneous                        Credit
commitment to return the security to the seller at an agreed upon price on an                 Market
agreed upon date. This is treated as a loan.                                                  Liquidity
-----------------------------------------------------------------------------------------------------------

When-Issued Securities and Forward Commitments: Purchase or contract to purchase              Market
securities at a fixed price for delivery at a future date.                                    Leverage
                                                                                              Liquidity
                                                                                              Credit
-----------------------------------------------------------------------------------------------------------

Investment Company Securities: Shares of other money market mutual funds,                     Market
including One Group money market funds and shares of other money market mutual funds for which Banc One Investment Advisors or its affiliates serve as investment advisor or administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor, to the extent required by law.
-----------------------------------------------------------------------------------------------------------

Extendable Commercial Notes: Variable rate notes with a maximum stated maturity               Market
of thirteen months which, on a designated day each month, may be extended by the              Credit
purchaser for an additional thirteen months. The note's maturity cannot be extended beyond the tenth anniversary of its issuance.
-----------------------------------------------------------------------------------------------------------

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by               Credit
a commercial bank. Maturities are generally six months or less.                               Liquidity
                                                                                              Market
-----------------------------------------------------------------------------------------------------------

Commercial Paper: Secured and unsecured short-term promissory notes issued by                 Credit
corporations and other entities. Maturities generally vary from a few days to                 Liquidity
nine months.                                                                                  Market
-----------------------------------------------------------------------------------------------------------

Foreign Securities: Commercial paper of foreign issuers and obligations of                    Market
foreign banks, overseas branches of U.S. banks and supranational entities.                    Political
                                                                                              Liquidity
                                                                                              Foreign
                                                                                              Investment
-----------------------------------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the Securities Act of                  Liquidity
1933, such as privately placed commercial paper and Rule 144A securities.                     Market
                                                                                              Credit
-----------------------------------------------------------------------------------------------------------

Variable and Floating Rate Instruments: Obligations with interest rates which                 Market
are reset daily, weekly, quarterly or some other period and which may be payable              Credit
to the Fund on demand.                                                                        Liquidity
-----------------------------------------------------------------------------------------------------------

Mortgage-Backed Securities: Debt obligations secured by real estate loans and                 Prepayment
pools of loans. These include collateralized mortgage obligations ("CMOs"), and               Market
Real Estate Mortgage Investment Conduits ("REMICs").                                          Credit
                                                                                              Regulatory
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or political subdivision to        Market
obtain funds for various public purposes. Municipal securities include private        Credit
activity bonds and industrial development bonds, as well as General Obligation        Political
Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation          Tax
Notes, other short-term tax-exempt obligations, municipal leases, obligations of      Regulatory
municipal housing authorities and single family revenue bonds.
------------------------------------------------------------------------------------------------

Demand Features: Securities that are subject to puts and standby commitments to       Market
purchase the securities at a fixed price (usually with accrued interest) within       Liquidity
a fixed period of time following demand by a Fund.                                    Management
------------------------------------------------------------------------------------------------

Participation Interests: Interests in municipal securities, including municipal       Credit
leases, from financial institutions such as commercial and investment banks,          Tax
savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.
------------------------------------------------------------------------------------------------

Asset-Backed Securities: Securities secured by company receivables, home equity       Prepayment
loans, truck and auto loans, leases, credit card receivables and other                Market
securities backed by other types of receivables or other assets.                      Credit
                                                                                      Regulatory
------------------------------------------------------------------------------------------------

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate. If these fluctuations are sufficiently strong (despite the fund's efforts to control them) the value of your investment will be affected. Certain investments are more susceptible to these risks than others.

.. Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

.. Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

.. Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

.. Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

.. Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

.. Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

.. Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments.

.. Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

.. Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

.. Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

--------------------------------------------------------------------------------
If you want more information about the Fund, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

How Can I Get More Information? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-877-691-1118, or by writing the Fund at:


   ONE GROUP(R) MUTUAL FUNDS
   1111 POLARIS PARKWAY
   COLUMBUS, OHIO 43271-1235


   OR VISITING


   WWW.ONEGROUP.COM


You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


(Investment Company Act File No. 811-4236)

TOG-F-TOG-I-

ONE GROUP(R)

July 29, 2003 One Group(R) Institutional Tax-Free Money Market Fund -- Class S Shares


          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUND AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Table of
  Contents


                              Fund Summary: Investments, Risk & Performance     3
                         One Group Institutional Tax-Free Money Market Fund     3

                                                        More About the Fund     6
                                            Principal Investment Strategies     6
                                                           Investment Risks     6
                                             Portfolio Quality and Maturity     7

                             How to Do Business with One Group Mutual Funds     8
                                                     Purchasing Fund Shares     8
                                                     Exchanging Fund Shares     10
                                                      Redeeming Fund Shares     11

                                                             Privacy Policy     13

                                                    Shareholder Information     16
                                                              Voting Rights     16
                                                          Dividend Policies     16
                                              Tax Treatment of Shareholders     16
                                         Shareholder Statements and Reports     17

                                       Management of One Group Mutual Funds     19
                                                                The Advisor     19
                                                              Advisory Fees     19

                                                       Financial Highlights     19
                                           Appendix A: Investment Practices     20

                 FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE


                      Institutional Tax-Free Money Market Fund


What is the goal of the Fund?

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

What are the Fund's main investment strategies?


The Fund seeks to meet its objective by investing in high quality short-term money instruments, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. Under normal circumstances, the Fund will invest at 80% of its net assets in municipal securities, the income of which is exempt from federal income tax. Although the Fund may invest up 20% of its assets in other types of securities including taxable securities, the Fund will attempt to limit its investments to securities, the income of which is tax-exempt. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Institutional Tax-Free Money Market Fund's investment strategies, please read "More About the Fund" and "Principal Investment Strategies."


What are municipal securities?

Municipal securities are issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes. Municipal securities include private activity and industrial development bonds, tax anticipation notes and participations in pools of municipal securities.

Will any portion of my investment be taxed?


Up to 20% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


What are the main risks of investing in the Fund?

The main risks of investing in the Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Fund" and "Investment Risks."

MAIN RISKS

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This Section would ordinarily contain investment returns. The Fund was not in existence as of December 31, 2002, and does not have a full calendar year of investment returns at the date of this prospectus.

To obtain current yield information, call toll-free 1-877-691-1118 or visit www.onegroup.com.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets)                                                 CLASS S

Investment Advisory Fees                                                                        .10%
--------------------------------------------------------------------------------------------------------
Other Expenses(1)(2)                                                                            .32%
--------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            .42%
--------------------------------------------------------------------------------------------------------



   (1) Class S shareholders pay a shareholder servicing fee of up to .25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

   (2) Expense information is based on estimated amounts for the current fiscal year.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown. There is no sales charge (load) on reinvested dividends.

          Class S

1 Year      $ 43
3 Years     $135

More About the Fund

The Fund described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.


PRINCIPAL INVESTMENT STRATEGIES

The mutual fund described in this prospectus is designed to produce high current income consistent with liquidity and stability of principal. The principal investment strategies that are used to meet the Fund's investment objective are described in "Fund Summary: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

FUNDAMENTAL POLICIES

The Fund's investment strategy may involve "fundamental policies." A policy is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. All fundamental policies are specifically identified.

There can be no assurance that the Fund will achieve its investment objectives. Please note that the Fund also may use strategies that are not described below, but which are described in the Statement of Additional Information.


ONE GROUP INSTITUTIONAL TAX-FREE MONEY MARKET FUND.


..    The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

..    Each security held by the Fund will mature in 397 days or less.

..    The Fund will acquire only those securities that present minimal credit risks.


..    Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities, the income from which is exempt from federal personal income tax. This is a fundamental policy. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.


..    The Fund will purchase municipal securities only if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal personal income tax.




..    The Fund also may invest up to 20% of its net assets in other types of securities, such as taxable money market instruments, including repurchase agreements. However, the Fund attempts to limit its investments to securities, the income of which is tax-exempt. For a list of all the securities in which the Fund may invest, please read "Investment Practices" in Appendix A.


WHAT IS AVERAGE WEIGHTED MATURITY?

Average weighted maturity is the average of all the current maturities (that is, the term of the securities) of the individual securities in a fund calculated so as to count most heavily those securities with the highest dollar value. Average weighted maturity is important to investors as an indication of a fund's sensitivity to changes in interest rates. The longer the average weighted maturity, the more fluctuation in yield you can expect.

Investment Risks


The main risks associated with investing in the Institutional Tax-Free Money Market Fund are described below and in "Fund Summary: Investments, Risk & Performance" at the front of this prospectus. Additional risks are described below.


NET ASSET VALUE. There is no assurance that the Fund will meet its investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.


FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Although money market funds limit such fluctuations by limiting the maturities of their investments, the value of your investments in the Fund could increase or decrease as the value of the Fund's investments increases and decreases to an extent greater than anticipated by the investment advisor.

rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Fixed income securities also are subject to the risk that the issuer of the security will be unable to meet its repayment obligations.

PREPAYMENT AND CALL RISK. Mortgage-backed securities and asset-backed securities are subject to prepayment and call risks. The issuers of these securities may be able to repay principal early, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When obligations are prepaid, the Fund may have to reinvest in securities with lower yields. In addition, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

DERIVATIVES. The Fund may invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.


                              WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (like futures and options) that derive their value from the performance of underlying assets or securities.

ILLIQUID INVESTMENTS. The Fund may invest up to 10% of its net assets in illiquid investments. A security is illiquid if it cannot be sold at approximately the value assessed by the Fund within seven (7) days. Banc One Investment Advisors will follow guidelines adopted by the Board of Trustees of One Group Mutual Funds in determining whether an investment is illiquid.

For more information about risks associated with the types of investments that the Fund purchases, please read "Fund Summary: Investments, Risk & Performance," Appendix A and the Statement of Additional Information.

Portfolio Quality and Maturity

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a diversified money market fund's assets (although there is no limit on government securities).

Subsequent to its purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Fund's Board of Trustees will consider such an event in determining whether the Fund should continue to hold the security.

How to Do Business with One Group Mutual Funds


Purchasing Fund Shares

Where can I buy shares?

You may purchase Fund shares:


..    From Shareholder Servicing Agents. These include investment advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent, and

..    Directly from One Group through One Group Dealer Services, Inc. (the
     "Distributor").


Who may purchase Class S shares?

Class S shares may be purchased by:

..    Institutional investors, such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of Bank One Corporation. Class S shares are designed for investors requiring additional services. Accounts may be opened with the Fund's transfer agent, State Street Bank and Trust Company, either directly or through a Shareholder Servicing Agent.

..    If you have questions about eligibility, please call 1-877-691-1118.

When can I buy shares?

..    Purchases may be made on any business day. This includes any day that the
     Fund is open for business. The Fund will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas Day.

..    Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received before 12:00 noon, Eastern Time ("ET").

..    On occasion, the NYSE closes before 4:00 p.m. ET. If the NYSE closes before
     12:00 noon, ET, purchase requests generally will be effective the following business day. The Fund, however, reserves the right to remain open for extended hours following an early close of the NYSE. If your purchase request is received during extended hours, it will be effective the same business day. Purchase requests received after the Fund closes will be effective the following business day. Shareholders will receive notice at www.onegroup.com if the Fund remains open following an early close of the NYSE.


..    In addition, the Fund's custodian, State Street Bank and Trust Company, must receive "federal funds" before the Fund's cut-off time. If State Street Bank and Trust Company does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by State Street Bank and Trust Company.

..    If a Shareholder Servicing Agent holds your shares, it is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

..    The Distributor can reject a purchase order if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the order.

..    Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?

..    Shares are sold at net asset value ("NAV").


..    NAV per share is calculated by dividing the total market value of the
     Fund's investments and other assets (minus expenses) by the number of outstanding shares. The Fund uses its best efforts to maintain its NAV at $1.00, although there is no guarantee that it will be able to do so.


..    NAV is calculated each business day at 12:00 noon ET.

..    On occasion, the NYSE will close early. When the NYSE closes before the time listed above, NAV will be calculated as of the time the NYSE closes.

How do I open an account?


1.   Read the prospectus carefully.



2.   Decide how much you want to invest.

     .    The minimum initial investment for Class S Shares is $1,000,000.


     . You are required to maintain a minimum account balance equal to the minimum initial investment in the fund.


     .    Subsequent investments must be at least $5,000.

     .    These minimums may be waived.

3. Complete the Account Application Form. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

     . Federal regulations require all financial institutions to obtain, verify and record identification information from all persons opening new accounts or being added to existing accounts. One Group cannot waive these requirements. Account Application Forms that do not contain the required information will be rejected.

4.   Send the completed application to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266-8528

     And authorize a wire to:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY AND SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167

     FBO ONE GROUP INSTITUTIONAL TAX-FREE MONEY FUND-S

     YOUR ACCOUNT NUMBER
        (EX: 123456789)
     YOUR ACCOUNT REGISTRATION
        (EX: ABC CORPORATION)

5. If you purchase shares through a Shareholder Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

6. If you have any questions, contact your Shareholder Servicing Agent or call 1-877-691-1118.

Can I purchase shares over the telephone?

Yes. Simply select this option on your Account Application Form and then:

..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your purchase instructions.

..    Authorize a bank transfer or initiate a wire transfer payable to "One Group
     Mutual Funds" to State Street Bank and Trust Company to the following wire address:

     STATE STREET BANK AND TRUST COMPANY
     ATTN: CUSTODY & SHAREHOLDER SERVICES
     ABA 011 000 028
     DDA 99034167

     FBO ONE GROUP INSTITUTIONAL TAX-FREE MONEY MARKET FUND - S

     YOUR ACCOUNT NUMBER
        (EX: 123456789)
     YOUR ACCOUNT REGISTRATION
        (EX: ABC CORPORATION)

..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions;
     you bear the risk of loss.

..    You may revoke your right to make purchases over the telephone by sending a letter to:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266 - 8528


Exchanging Fund Shares

What are my exchange privileges?


You may exchange your shares for Class S shares of the One Group Institutional Prime Money Market Fund, the One Group Institutional Prime Plus Money Market Fund, the One Group Treasury Only Money Market Fund, and the One Group Government Money Market Fund.


..    One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

..    One Group does not charge a fee for this privilege.

When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

..    State Street Bank and Trust Company receives the request by 12:00 noon ET.

..    You have provided One Group with all of the information necessary to process the exchange.

..    You have received a current prospectus of the Fund or Funds in which you wish to invest.

..    You have contacted your Shareholder Servicing Agent, if necessary.

Are there limits on exchanges?

Yes. The exchange privilege is not intended as a way for you to speculate on short term movements in the market. Therefore:

..    To prevent disruptions in the management of the Funds, One Group limits excessive exchange activity. EXCHANGE ACTIVITY IS EXCESSIVE IF IT EXCEEDS TWO SUBSTANTIVE EXCHANGE REDEMPTIONS WITHIN 30 DAYS OF EACH OTHER.

..    Excessive exchange activity will result in revocation of your exchange privilege.

..    In addition, One Group reserves the right to reject any exchange request
     (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

..    Your shares may be automatically redeemed and your account closed if, due to exchanges, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."

Redeeming Fund Shares

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business.

..    Redemption requests received before 12:00 noon ET will be effective that day.

..    All required documentation in the proper form must accompany a redemption request. One Group may refuse to honor incomplete redemption requests.

How do I redeem shares?

..    You may use any of the following methods to redeem your shares:

1. You may send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

     ONE GROUP MUTUAL FUNDS
     P.O. BOX 8528
     BOSTON, MA 02266 - 8528

2. You may redeem over the telephone. Please see "Can I redeem by telephone?" for more information.

..    One Group may require that the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:

     1.   The redemption is payable to the shareholder of record; and either

     2. The redemption check is mailed to the shareholder at the record address; or

     3. The redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

..    On the Account Application Form you may elect to have the redemption proceeds mailed or wired to:

     1.    A designated commercial bank; or

     2.    Your Shareholder Servicing Agent.


..    Under normal conditions, the Fund will honor requests for same day payment if the request is received before 12:00 noon ET. If redemption requests are received after that time, the Fund will make payment the next business day.


What will my shares be worth?

..    The NAV of shares of the Fund is expected to remain constant at $1.00 per share, although there is no assurance that this will always be the case.

..    You will receive the NAV calculated after your redemption request is received. Please read "How much do shares cost?."

Can I redeem by telephone?

Yes, if you selected this option on your Account Application Form.

..    Contact your Shareholder Servicing Agent or call 1-877-691-1118 to relay your redemption request.

..    Your redemption proceeds will be mailed or wired to the commercial bank account you designated on your Account Application Form.

..    One Group uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions;
     you bear the risk of loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS

..    Your shares may be automatically redeemed and your account closed if, due to redemptions, you no longer meet the Fund's minimum balance requirement. For information on the minimum required balance, please read, "How do I open an account?."


..    One Group may suspend your ability to redeem when:

     1.    Trading on the NYSE is restricted.

     2.    The NYSE is closed (other than weekend and holiday closings).

     3.    The SEC has permitted a suspension.

     4.    An emergency exists.

The Statement of Additional Information offers more details about this process.

PRIVACY POLICY


One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

.. Consumer - an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

..  Customer - a consumer who has a continuing relationship with One Group Mutual
   Funds through record ownership of fund shares.

.. Nonpublic personal information - any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud, and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

.. Information we receive from you on applications or other forms, on our website, or through other means;

.. Information we receive from you through transactions, correspondence and other communications with us; and

.. Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas, or as described in the following section.

Information Sharing with Joint Marketers

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

Shareholder Information

Voting Rights

The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objectives, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. The Fund, and each class of shares within the Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

Dividend Policies

Dividends

The Fund generally declares dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, are distributed at least annually.

Dividend Reinvestment

You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash. If you elect to receive distributions in cash and the U.S. Postal Service twice returns your check to One Group as "undeliverable", your check will be credited back to your One Group account and all future distributions will be reinvested in One Group shares.


If you want to change the way in which you receive dividends and distributions, you may write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You may change the way you receive dividends and distributions by calling 1-877-691-1118.


Tax Treatment of Shareholders

Taxation of Shareholder Transactions


A sale, exchange, or redemption of Fund shares generally may produce either a taxable gain or a loss even if the income from such shares is tax-exempt. Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Fund. You are responsible for any tax liabilities generated by your transactions. For more information about your specific tax situation, please consult your tax advisor.

Taxation of Dividends--Institutional Tax-Free Money Market Fund

The Fund intends to qualify as a "regulated investment company" for U.S. federal income tax purposes and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to shareholders. The Fund will distribute any net investment income and net realized capital gains at least annually. The Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax. This Fund may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.


Tax Information

The Form 1099 that is mailed to eligible taxpayers in January details your dividends and their federal tax category. Even though the Fund provides this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders.

Shareholder Statements and Reports

One Group or your Shareholder Servicing Agent will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. One Group will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Shareholder Servicing Agent may have a different cut-off time.

To reduce expenses and conserve natural resources, One Group will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or One Group reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-877-691-1118 and One Group will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.onegroup.com and sign up for electronic delivery.

If you are the record owner of your One Group shares (that is, you did not use a Shareholder Servicing Agent to buy your shares), you may access your account statements at www.onegroup.com.

In March and September, you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, OH 43271-1235, call 1-877-691-1118 or visit www.onegroup.com.

Management of One Group Mutual Funds

The Advisor


Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2003, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $___ billion in assets.


Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of the Fund. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to .10% of the average daily net assets of the Fund.

Financial Highlights


This Section would ordinarily contain financial highlights. Because the Fund was not in existence as of June 30, 2003, there are no Financial Highlights for the Fund.

Appendix A

Investment Practices


--------------------------------------------------------------------------------
The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.



                                                                                              Risk
Instrument                                                                                    Type
-----------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS, and CUBES.                            Market
-----------------------------------------------------------------------------------------------------------

Treasury Receipts: TRs, TIGRs, and CATS.                                                      Market
-----------------------------------------------------------------------------------------------------------

U.S. Government Agency Securities: Securities issued by agencies and                          Market
instrumentalities of the U.S. government. These include Fannie Mae and                        Credit
Freddie Mac.

---------------------------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated maturity.                       Market
                                                                                              Credit
                                                                                              Liquidity

-----------------------------------------------------------------------------------------------------------

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the                   Liquidity
deposit of funds.                                                                             Credit
                                                                                              Market
-----------------------------------------------------------------------------------------------------------

Repurchase Agreements: The purchase of a security and the simultaneous                        Credit
commitment to return the security to the seller at an agreed upon price on an                 Market
agreed upon date. This is treated as a loan.                                                  Liquidity
-----------------------------------------------------------------------------------------------------------

When-Issued Securities and Forward Commitments: Purchase or contract to purchase              Market
securities at a fixed price for delivery at a future date.                                    Leverage
                                                                                              Liquidity
                                                                                              Credit
-----------------------------------------------------------------------------------------------------------

Investment Company Securities: Shares of other money market mutual funds,                     Market
including One Group money market funds and shares of other money market mutual funds for which Banc One Investment Advisors or its affiliates serve as investment advisor or administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor, to the extent required by law.
-----------------------------------------------------------------------------------------------------------

Extendable Commercial Notes: Variable rate notes with a maximum stated maturity               Market
of thirteen months which, on a designated day each month, may be extended by the              Credit
purchaser for an additional thirteen months. The note's maturity cannot be extended beyond the tenth anniversary of its issuance.
-----------------------------------------------------------------------------------------------------------

Bankers' Acceptances: Bills of exchange or time drafts drawn on and accepted by               Credit
a commercial bank. Maturities are generally six months or less.                               Liquidity
                                                                                              Market
-----------------------------------------------------------------------------------------------------------

Commercial Paper: Secured and unsecured short-term promissory notes issued by                 Credit
corporations and other entities. Maturities generally vary from a few days to                 Liquidity
nine months.                                                                                  Market
-----------------------------------------------------------------------------------------------------------

Foreign Securities: Commercial paper of foreign issuers and obligations of                    Market
foreign banks, overseas branches of U.S. banks and supranational entities.                    Political
                                                                                              Liquidity
                                                                                              Foreign
                                                                                              Investment
-----------------------------------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the Securities Act of                  Liquidity
1933, such as privately placed commercial paper and Rule 144A securities.                     Market
                                                                                              Credit
-----------------------------------------------------------------------------------------------------------

Variable and Floating Rate Instruments: Obligations with interest rates which                 Market
are reset daily, weekly, quarterly or some other period and which may be payable              Credit
to the Fund on demand.                                                                        Liquidity
-----------------------------------------------------------------------------------------------------------

Mortgage-Backed Securities: Debt obligations secured by real estate loans and                 Prepayment
pools of loans. These include collateralized mortgage obligations ("CMOs"), and               Market
Real Estate Mortgage Investment Conduits ("REMICs").                                          Credit
                                                                                              Regulatory
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or political subdivision to        Market
obtain funds for various public purposes. Municipal securities include private        Credit
activity bonds and industrial development bonds, as well as General Obligation        Political
Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation          Tax
Notes, other short-term tax-exempt obligations, municipal leases, obligations of      Regulatory
municipal housing authorities and single family revenue bonds.
------------------------------------------------------------------------------------------------

Demand Features: Securities that are subject to puts and standby commitments to       Market
purchase the securities at a fixed price (usually with accrued interest) within       Liquidity
a fixed period of time following demand by a Fund.                                    Management
------------------------------------------------------------------------------------------------

Participation Interests: Interests in municipal securities, including municipal       Credit
leases, from financial institutions such as commercial and investment banks,          Tax
savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.
------------------------------------------------------------------------------------------------

Asset-Backed Securities: Securities secured by company receivables, home equity       Prepayment
loans, truck and auto loans, leases, credit card receivables and other                Market
securities backed by other types of receivables or other assets.                      Credit
                                                                                      Regulatory
------------------------------------------------------------------------------------------------

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate. If these fluctuations are sufficiently strong (despite the fund's efforts to control them) the value of your investment will be affected. Certain investments are more susceptible to these risks than others.

.. Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

.. Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

.. Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

.. Management Risk. The risk that a strategy used by a Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

.. Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

.. Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

.. Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments.

.. Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

.. Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

.. Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

--------------------------------------------------------------------------------
If you want more information about the Fund, the following documents are free upon request:

Annual/Semi-Annual Reports. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


Statement of Additional Information ("SAI"). The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

How Can I Get More Information? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-877-691-1118, or by writing the Fund at:

   ONE GROUP(R) MUTUAL FUNDS
   1111 POLARIS PARKWAY
   COLUMBUS, OHIO 43271-1235

   OR VISITING


   WWW.ONEGROUP.COM


You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


(Investment Company Act File No. 811-4236)


TOG-F-TOG-I-

ONE GROUP(R)

Part B of Post Effective Amendment No. 57 (filed October 30, 2002) to the Trust's Registration Statement on Form N1-A is incorporated herein by reference.

                      STATEMENT OF ADDITIONAL INFORMATION

                           One Group(R) Mutual Funds
       One Group(R) Market Neutral Fund (the "Market Neutral Fund") and

             One Group(R) Institutional Tax-Free Money Market Fund


               (the "Institutional Tax-Free Money Market Fund")


            One Group(R) Institutional Prime Plus Money Market Fund


              (the "Institutional Prime Plus Money Market Fund")

                (Each, a "Fund," and Collectively, the "Funds")


                                 July 29, 2003



   This Statement of Additional Information is not a Prospectus, but supplements and should be read in conjunction with the Prospectuses for the Market Neutral Fund and the Prospectuses for the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund, both dated July 29, 2003. This Statement of Additional Information is incorporated in its entirety into each Fund's Prospectus. A copy of each Prospectus is available without charge by writing to One Group Administrative Services, Inc., at 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 or by calling toll free (800) 480-4111.

                               TABLE OF CONTENTS


                                                                                           Page
                                                                                           ----
THE TRUST.................................................................................   1
INVESTMENT OBJECTIVES AND POLICIES........................................................   2
Additional Information on Fund Instruments................................................   2
   Asset-Backed Securities................................................................   2
   Bank Obligations.......................................................................   2
   Commercial Paper.......................................................................   3
   Common Stock...........................................................................   3
   Demand Features........................................................................   3
   Exchange Traded Funds..................................................................   3
   Foreign Investments....................................................................   4
       Risk Factors of Foreign Investments................................................   4
       Limitations on the Use of Foreign Investments......................................   5
   Government Securities..................................................................   5
   High Quality Investments With Regard to the Institutional Tax-Free Money Market Fund
     and the Institutional Prime Plus Money Market Fund...................................   5
   Investment Company Securities..........................................................   6
   Loan Participations and Assignments....................................................   6
   Mortgage-Related Securities............................................................   7
   Mortgage-Backed Securities (CMOs and REMICs)...........................................   7
       Limitations on the Use of Mortgage-Backed Securities...............................   8
       Risk Factors of Mortgage-Related Securities........................................   8
   Municipal Securities...................................................................   9
       Risk Factors in Municipal Securities...............................................  12
       Limitations on the Use of Municipal Securities.....................................  13
       Preferred Stock....................................................................  13
       Real Estate Investment Trusts ("REITs")............................................  13
   Repurchase Agreements..................................................................  13
   Restricted Securities..................................................................  14
   Reverse Repurchase Agreements..........................................................  15
   Securities Lending.....................................................................  15
   Short Sales............................................................................  15
   Short-term Funding Agreements..........................................................  16
   Treasury Receipts......................................................................  16
   U.S. Treasury Obligations..............................................................  16
   Variable and Floating Rate Instruments.................................................  16
   Warrants...............................................................................  18
   When-Issued Securities and Forward Commitments.........................................  18
INVESTMENT RESTRICTIONS...................................................................  18
TEMPORARY DEFENSIVE POSITIONS.............................................................  20
PORTFOLIO TURNOVER........................................................................  20
TAX INFORMATION...........................................................................  21
   Additional Tax Information Concerning All Funds of the Trust...........................  21
   Additional Tax Information Concerning The Institutional Tax-Free Money Market Fund.....  23
VALUATION.................................................................................  25
ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET VALUE.............  26
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................................  26
   Exchanges..............................................................................  27
   Redemptions............................................................................  27
MANAGEMENT OF THE TRUST...................................................................  28
   Management Information.................................................................  28
   Board of Trustees......................................................................  30
   Investment Advisor.....................................................................  33
   Code of Ethics.........................................................................  33
   Portfolio Transactions.................................................................  34
   Administrator..........................................................................  35
   Distributor............................................................................  36
   Cash Compensation to Shareholder Servicing Agents......................................  36
   Custodian, Transfer Agent and Dividend Disbursing Agent................................  37
   The Subcustodian.......................................................................  37
   Experts................................................................................  37
ADDITIONAL INFORMATION....................................................................  38
   Description of Shares..................................................................  38
   Shareholder and Trustee Liability......................................................  39
   Calculation of Performance Data........................................................  40
   Miscellaneous..........................................................................  42
FINANCIAL STATEMENTS......................................................................  43
Appendix A--Description of Ratings........................................................ A-1

                                   THE TRUST


   One Group Mutual Funds (the "TRUST") is an open-end management investment company. The Trust was formed as a Massachusetts Business Trust on May 23, 1985. The Trust changed its name from The One Group(R) to One Group Mutual Funds in March, 1999. The Trust consists of fifty-one series of units of beneficial interest ("SHARES") each representing interests in one of fifty-one separate investment portfolios ("FUNDS").



   Information relating to the Funds other than the Market Neutral Fund, Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund is contained in separate prospectuses and a separate Statement of Additional Information dated November 1, 2002 and which may be obtained by writing to the Distributor for the Trust, One Group Dealer Services, Inc., 1111 Polaris Parkway, Columbus, Ohio 43240, or by calling toll free 1 (800) 480-4111.



   The Funds are diversified as defined under the Investment Company Act of 1940, as amended (the "1940"). The Shares of the Market Neutral Fund will be offered in four separate classes: Class A, Class B, Class C, and Class I. The Shares of the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund will be offered in three separate classes: Class I, Class S, and Administrative Class.

                      INVESTMENT OBJECTIVES AND POLICIES

   The following policies supplement the Funds' investment objective and policies as set forth in the Prospectuses for the Funds. The Funds are advised by Banc One Investment Advisors Corporation ("BANC ONE INVESTMENT ADVISORS" or the "ADVISOR").

Additional Information on Fund Instruments

Asset-Backed Securities

   Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.


   Prepayment Risks. The issuers of asset-backed securities may be able to repay principal in advance if interest rates fall. Also, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. If asset-backed securities are pre-paid, the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund may have to reinvest the proceeds from the securities at a lower rate. In addition, potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.


Bank Obligations

   Bank obligations consist of bankers' acceptances, certificates of deposit, and time deposits.

   Bankers' Acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Fund, a bankers' acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

   Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. To be eligible for purchase by a Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion.

   The Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. The Funds may also invest in Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The Funds may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).

   Time Deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit. The Funds may utilize Demand Deposits in connection with their day-to-day operations.

Commercial Paper


   Commercial paper consists of promissory notes issued by corporations. Although such notes are generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, a Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. The Funds only purchase commercial paper that meets the following criteria:



   The Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO such as A-2 or better by S&P, Prime-2 or better by Moody's or F2 or better by Fitch or, if unrated determined by Banc One Investment Advisors to be of comparable quality.


   The Market Neutral Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, Prime-2 or better by Moody's or F2 or better by Fitch) or if unrated, determined by Banc One Investment Advisors to be of comparable quality.

   The Funds may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

Common Stock

   The Market Neutral Fund may invest in common stock. Common stock represents a share of ownership in a company and usually carries voting rights and earns dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

Demand Features


   The Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund may acquire securities that are subject to puts and standby commitments ("DEMAND FEATURES") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by a Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.



   Under a "STAND-BY COMMITMENT," a dealer would agree to purchase, at a Fund's option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. A Fund will generally limit its investments in stand-by commitments to 25% of its total assets.


   The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemption requests and remain as fully invested as possible.

Exchange Traded Funds

   The Market Neutral Fund may invest in Exchange Traded Funds or ETFs. Exchange Traded Funds are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 Index Fund and Standard and Poor's Depository Receipts are ETFs that track the S&P 500. Sector ETFs track companies represented in related industries within a sector of the economy. For example, iShares Dow Jones U.S. Healthcare Sector Index Fund is a sector ETF that tracks the Dow Jones Healthcare sector. International ETFs track a group of stocks from a specific country. For example, iShares MSCI-Australia tracks the Morgan Stanley Capital International Index for Australia Stocks.

   ETFs also may hold a portfolio of debt securities. For example, iShares Lehman 1-3 Year Treasury Bond Fund invests in a portfolio of publically issued, U.S. Treasury securities designed to track the Lehman Brothers 1-3 Year Treasury Index. Similarly, iShares GS $ Investor Corporate Bond Fund is designed to track a segment of the U.S. investment grade corporate bond market as defined by the GS $ Investop Index.

   ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. ETFs are traded on an exchange, and, in some cases may not be redeemed. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

   The investment vehicles issuing ETFs are not actively managed. Rather, the investment vehicle's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

   Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Market Neutral Fund may invest in them. The Market Neutral Fund will limit its investments in any one issue of ETFs to 5% of the Fund's total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, the Market Neutral Fund's investments in all ETFs will not exceed 10% of the Fund's total assets, when aggregated with all other investments in investment companies.

Foreign Investments

   The Funds may invest in certain obligations or securities of foreign issuers. Possible investments include commercial paper of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper. With respect to the Market Neutral Fund, securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result; it may be difficult to obtain information about EDRs and GDRs.

Risk Factors of Foreign Investments

      Political. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

      Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

      Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by the accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.

   Limitations on the Use of Foreign Investments. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Market Neutral Fund.

Government Securities

   Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Funds will invest in the obligations of such agencies or instrumentalities only when Banc One Investment Advisors believes that the credit risk with respect thereto is minimal.


High Quality Investments with Regard to the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Fund



   The Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Fund may invest only in obligations determined by Banc One Investment Advisors to present minimal credit risks under guidelines adopted by the Trust's Board of Trustees. Investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs or (iii) do not possess a rating (i.e., are unrated) but are determined by Banc One Investment Advisors to be of comparable quality to the rated instruments eligible for purchase by the Trust under guidelines adopted by the Board of Trustees (collectively, "ELIGIBLE SECURITIES"). A security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by Banc One Investment Advisors to be comparable in priority and security to the obligation selected for purchase by the Trust.


   A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by Banc One Investment Advisors to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by Banc One Investment Advisors. A security which at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the top three highest rating categories.

   Eligible Securities include First-Tier Securities and Second-Tier Securities. First-Tier Securities include those that possess a rating in the highest category, in the case of a single-rated security, or at least two ratings in the highest rating category, in the case of multiple-rated securities, or, if the securities do not possess a rating, are determined to be of comparable quality by Banc One Investment Advisors pursuant to the guidelines adopted by the Board of Trustees. Second-Tier Securities are all other Eligible Securities.


   The Institutional Prime Plus Money Market Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer (as defined by or permitted under Rule 2a-7). In addition, the Institutional Prime Plus Money Market Fund may not invest more than 5% of its total assets in Second Tier Securities, with investment in the Second Tier Securities of any one issuer further limited to the greater of 1% of its total assets or $1 million. The Institutional Tax-Free Money Market Fund may not invest more than 5% of its total assets in Second Tier Conduit Securities, with investment in the Second Tier Conduit Security of one issuer further limited to the greater of 1% of its total assets or $1 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in a Fund's assets or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of a Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and, repurchase agreements fully collateralized by such obligations.

   Under the guidelines adopted by the Trust's Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, Banc One Investment Advisors may be required to promptly dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.


   A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

Impact of Initial Public Offerings On Smaller Funds

   Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on the Market Neutral Fund to the extent it has a small asset base. A smaller fund may not experience similar performance as its assets grow.

Investment Company Securities

   The Funds may invest up to 5% of their total assets in the securities of any one investment company (another mutual fund), but may not own more than 3% of the outstanding securities of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. Other investment company securities may include securities of a money market fund of the Trust, and securities of other money market funds for which Banc One Investment Advisors or its affiliate serves as investment advisor or administrator. Because other investment companies employ an investment advisor, such investments by the Fund may cause Shareholders to bear duplicate fees. Banc One Investment Advisors will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust and in other funds advised by Banc One Investment Advisor to the extent required by law.

Loan Participations and Assignments


   The Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund may invest in fixed and floating rate loans ("Loans"). Loans are typically arranged through private negotiations between borrowers (which may be corporate issuers or issuers of sovereign debt obligations) and one or more financial institutions ("Lenders"). Generally, the Funds invest in Loans by purchasing Loan Participations ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties.



   Typically, a Fund will have a contractual relationship only with the Lender and not with the borrower when it purchases a Participation. In contrast, a Fund has direct rights against the borrower on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.



   Limitations on Investments in Loan Participations and Assignments. Loan participations and assignments may be illiquid. As a result, the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund will invest no more than 10% of their net assets in these investments. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of a Participation or Assignment for purposes of a Fund's fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).



   Risk Factors of Loan Participations and Assignments. A Fund may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular Assignments or Participations when necessary to meet a Fund's liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to those securities when valuing the Fund's securities and calculating its net asset value.

Mortgage-Related Securities

   Mortgage-Backed Securities (CMOs and REMICs). Mortgage-backed securities include collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). (A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invests in certain mortgages principally secured by interests in real property and other permitted investments).

   Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

  .   various governmental agencies such as Ginnie Mae;

  .   government-related organizations such as Fannie Mae and Freddie Mac;

  . non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. (Non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

   There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

      Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae's guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

      Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

      Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


   CMOs and guaranteed REMIC pass-through certificates ("REMIC CERTIFICATES") issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the "MORTGAGE ASSETS"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.


      Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

      Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as "Gold PCs."

      Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

   REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

   CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

   The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

   Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and "parallel pay" CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.


   A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-BONDS"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC CERTIFICATES"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Funds may invest will not include residual interest.


   Limitations on the use of Mortgage-Backed Securities




      The Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund may invest in mortgage-backed securities issued by private issuers including Guaranteed CMOs and REMIC pass-through securities. The Institutional Prime Plus Money Market Fund and the Institutional Tax-Free Money may invest in mortgage-backed securities rated in one of the two highest rating categories by at least one NRSRO at the time of investment, or, if unrated, determined by Banc One Investment Advisors to be of comparable quality.


   Risks Factors of Mortgage-Related Securities

      Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

      Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.


      Market Value. The market value of the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund's adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.


      Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of a Fund's principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.


      Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.


Municipal Securities

   Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as:

    1. bridges,

    2. highways,

    3. roads,

    4. schools,

    5. waterworks and sewer systems, and

    6. other utilities.

Other public purposes for which Municipal Securities may be issued include:

    1. refunding outstanding obligations,

    2. obtaining funds for general operating expenses and

    3. obtaining funds to lend to other public institutions and facilities.

   In addition, certain debt obligations known as "PRIVATE ACTIVITY BONDS" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

    1. water, sewage and solid waste facilities,

    2. qualified residential rental projects,

    3. certain local electric, gas and other heating or cooling facilities,

    4. qualified hazardous waste facilities,

    5. high-speed intercity rail facilities,

    6. governmentally-owned airports, docks and wharves and mass transportation facilities,

    7. qualified mortgages,

    8. student loan and redevelopment bonds, and

    9. bonds used for certain organizations exempt from Federal income taxation.

   Certain debt obligations known as "INDUSTRIAL DEVELOPMENT BONDS" under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

    1. privately operated housing facilities,

    2. sports facilities,

    3. industrial parks,

    4. convention or trade show facilities,

    5. airport, mass transit, port or parking facilities,

    6. air or water pollution control facilities,

    7. sewage or solid waste disposal facilities, and

    8. facilities for water supply.

   Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

   The two principal classifications of Municipal Securities consist of "general obligation" and "limited" (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

   The Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:


    1. Short-term tax-exempt General Obligations Notes,

    2. Tax Anticipation Notes,

    3. Bond Anticipation Notes,

    4. Revenue Anticipation Notes,

    5. Project Notes, and

    6. Other forms of short-term tax-exempt loans.

   Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

   There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

  .   general money market conditions,

  .   coupon rate,

  .   the financial condition of the issuer,

  .   general conditions of the municipal bond market,

  .   the size of a particular offering,

  .   the maturity of the obligations, and

  .   the rating of the issue.

   The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

   Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

   Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

   Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

   Risk Factors in Municipal Securities

      Tax Risk. The Internal Revenue Code of 1986, as amended, imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

      Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

  . the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

  .   the value of the bonds may be reduced;

  . you and other Shareholders may be subject to unanticipated tax liabilities;


  .   a Fund may be required to sell the bonds at the reduced value;


  .   it may be an event of default under the applicable mortgage;

  .   the holder may be permitted to accelerate payment of the bond; and

  .   the issuer may be required to redeem the bond.

   In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable.

   Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

   State and Federal Laws. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Fund's ability to collect payments due on Municipal Securities. In addition, recent amendments to some state statues governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien.)


   Litigation and Current Developments. Litigation or other conditions may materially adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's Municipal Securities in the same manner.


   New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

   Limitations on the use of Municipal Securities


   The Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.



   A Fund may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.



   The Institutional Tax-Free Money Market Fund may not be a desirable investment for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users. The Fund will limit its investment in municipal leases to no more than 5% of its total assets.


Preferred Stock

   The Market Neutral Fund may invest in preferred stock. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company's financial condition and on overall market and economic conditions.

Real Estate Investment Trusts ("REITs")

   The Market Neutral Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will be indirectly administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program.

Repurchase Agreements


   Under the terms of a repurchase agreement, a Fund would acquire securities from a seller, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).



   If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Additionally, the Fund would suffer a loss to the extent that the disposition of such securities by the Fund were delayed pending court action or prevented by applicable law. Under the Federal Bankruptcy Code, repurchase agreements where the underlying securities are direct obligations of, or are fully guaranteed as to principal and interest by, the United States or any agency of the United States qualify for an exclusion from the automatic stay of creditors' rights. With respect to repurchase agreements where the underlying securities are government securities, the Funds would be entitled, as against a claim by a trustee in bankruptcy to retain the underlying government securities. However, the Funds also may invest in repurchase agreements where the underlying securities are non-governmental securities. These repurchase agreements do not qualify for preferential treatment under the bankruptcy code and are subject to additional risks. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by a Fund under the 1940 Act.

   Repurchase Agreement Counterparties. Repurchase counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers which Banc One Investment Advisors deems creditworthy under guidelines approved by the Board of Trustees.

Restricted Securities


   The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and other restricted securities. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Funds believe that
Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intends, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including Section 4(2) commercial paper and Rule 144A Securities, as determined by Banc One Investment Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.



   The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 ("RULE 144A"). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed Banc One Investment Advisors to consider the following criteria in determining the liquidity of certain restricted securities:


  .   the frequency of trades and quotes for the security;

  . the number of dealers willing to purchase or sell the security and the number of other potential buyers;

  .   dealer undertakings to make a market in the security; and

  .   the nature of the security and the nature of the marketplace trades.

   Certain Section 4(2) commercial paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust's liquidity requirements that an issue of 4(2) commercial paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

  . The 4(2) paper must not be traded flat or in default as to principal or interest;

  . The 4(2) paper must be rated in one of the two highest rating categories by a least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by Banc One Investment Advisors to be of equivalent quality; and

  . Banc One Investment Advisors must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program; and


  . Banc One Investment Advisors shall monitor the liquidity of the 4(2) commercial paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes the Market Neutral Fund to hold more than 15% of its net assets (10% with respect to the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund) in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of One Group Mutual Funds, unless Banc One Investment Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% of its net assets (10% with respect to the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund); and

  . Banc One Investment Advisors shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these Guidelines no less frequently that quarterly.

Reverse Repurchase Agreements

   The Market Neutral Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as cash or liquid securities consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the SEC to be borrowings by a Fund under the 1940 Act.


Securities Lending



   To generate additional income, the Institutional Prime Plus Money Market Fund may lend up to 33 1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Fund receives payments from the Borrowers equivalent to the dividends and interest which would have been earned on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the Fund's prospectus. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Banc One Investment Advisors to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of Banc One Investment Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Fund or the borrower at any time, and are therefore, not considered to be illiquid investments.


Short Sales

   The Market Neutral Fund will seek to implement its strategy through short sales. Short Sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of such security. Prior to initiating a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time it must be returned to the lender. Until the Fund closes the short position by replacing the borrowed security, it will maintain a segregated account with a custodian containing cash, U.S. government securities or other liquid assets. The price at the time the Fund is required to replace the borrowed security may be more or less than the price at which the security was sold by the Fund. Until the security is replaced the Fund is required to repay the lender any dividends or interest attributable to the borrowed security that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the prime broker to the extent necessary to meet margin requirements. Until the short position is closed out, the Fund also will incur transaction costs in effecting short sales.

   The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of the gain will be decreased and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

   In addition to the risks described above and in the prospectus, there is the risk that the Fund may not be able to engage in short sales under SEC regulations. Under SEC regulations, short sales may be made only if the security to be sold is trading at an "uptick" or "plus tick" or at a "zero plus tick". A security is trading at an uptick or plus tick market if last sale price for the security was at a higher price than the sale preceding it. A security is trading at a zero plus tick if the last sale price is unchanged but higher than the last preceding different sale.


Short-Term Funding Agreements



   To enhance yield, the Institutional Prime Plus Money Market Fund may make limited investments in short-term funding agreements issued by banks and highly rated U.S. insurance companies. Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts ("GICs"), while those issued by banks are referred to as Bank Investment Contracts ("BICs"). Pursuant to such agreements, the Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.



   The Fund will purchase short-term funding agreements only from banks and insurance companies which at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by the Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by the Fund only if, at the time of purchase, no more than 10% of the Institutional Prime Plus Money Market Fund's net assets will be invested in short-term funding agreements and other illiquid securities.


Treasury Receipts

   The Funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). Receipts, in which an entity other than the government separates the interest and principal components, are not considered government securities, unless such securities are issued through the Treasury STRIPS program.

U.S. Treasury Obligations

   The Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). The Fund may also invest in Inflation Indexed Treasury Obligations.

Variable and Floating Rate Instruments

   Certain obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

   VARIABLE AMOUNT MASTER DEMAND NOTES are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Banc One Investment Advisers will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.


   The Funds, subject to their investment objective policies and restrictions, may acquire VARIABLE AND FLOATING RATE INSTRUMENTS. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A Fund may purchase EXTENDABLE COMMERCIAL NOTES. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

   A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by Banc One Investment Advisors under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Banc One Investment Advisors will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market, could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. The Fund will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund's assets at a favorable rate of return.


   Variable or floating rate instruments with stated maturities of more than 397 days may, under the Securities and Exchange Commission's amortized cost rule, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:

      (1) Adjustable Rate Government Securities. A Government Security which is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a Floating Rate Security shall be deemed to have a remaining maturity of one day.

      (2) Short-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

      (3) Long-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

      (4) Short-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

      (5) Long-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

   As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than thirty days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days notice.


   Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 10% (with respect to the Institutional Tax-free Money Market Fund and the Institutional Prime Plus Money Market Fund) or 15% (with respect to the Market Neutral Fund) the Fund's net assets only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which the Funds may purchase demand instruments that are not illiquid. If not rated, such instruments must be found by Banc One Investment Advisors, under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

Warrants


   The Market Neutral Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price, usually at a price that is higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely. In some situations, it may be advantageous for the Fund to exercise a warrant to preserve the value of the investment.


When-Issued Securities and Forward Commitments


   The Institutional Tax-free Money Market Fund and the Institutional Prime Plus Money Market Fund may purchase securities on a "when-issued" and forward commitment basis. When a Fund agrees to purchase securities on this basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Institutional Tax-free Money Market Fund and the Institutional Prime Plus Money Market Fund may purchase securities on a when-issued basis when deemed by Banc One Investment Advisors to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. A Fund generally will not pay for such securities or earn interest on them until received. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. When Banc One Investment Advisors purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. In addition, when a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.



   In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. A Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid portfolio securities in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.



   Limitations on the Use of When Issued Securities and Forward
Commitments. The Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund do not intend to purchase "when-issued" securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of Banc One Investment Advisors to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund's total assets, and a commitment will not exceed 90 days. A Fund may dispose of a when-issued security or forward commitment prior to settlement if Banc One Investment Advisors deems it appropriate to do so.


INVESTMENT RESTRICTIONS

   The following investment restrictions are FUNDAMENTAL and may be changed with respect to the Funds only by a vote of a majority of the outstanding Shares of the applicable Fund. See "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information. Additional investment restrictions may be found in the prospectuses.

FUNDAMENTAL POLICIES

   The Market Neutral Fund may not:

      1. Purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund's status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      2. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and
   (iv) make loans to the extent permitted by an order issued by the U.S. Securities and Exchange Commission.

      3. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.



   The Institutional Tax-Free Money Market Fund and Institutional Prime Plus Money Market Fund may not:



      1. Purchase the securities of any issuer, if as a result, the Fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


      2. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and
   (iv) make loans to the extent permitted by an order issued by the U.S. Securities and Exchange Commission.

      3. Purchase securities on margin or sell securities short.


      4. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, domestic bank certificates of deposit or bankers' acceptances and repurchase agreements involving such securities (ii) wholly-owned finance companies will each be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry.) This limitation shall not apply to Municipal Securities or governmental guarantees of Municipal Securities; and further provided, that for the purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities. With respect to the Institutional Prime Plus Money Market Fund, this limitation does not apply to securities issued by companies in the financial services industry.



      Under normal market circumstances, the Institutional Tax-Free Money Market Fund will invest at least 80% of its net assets in Municipal Securities, the income from which is exempt from federal income tax. For purposes of this policy, the Fund's net assets include borrowings by the Fund for investment purposes.



   The Institutional Tax-Free Money Market Fund, the Institutional Prime Plus Money Market Fund and the Market Neutral Fund may not:


      1. Underwrite the securities of other issuers except to the extent that the Funds may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

      2. Purchase or sell commodities or commodity contracts (including futures contracts), except for bona fide hedging and other permissible purposes.

      3. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by the Funds in marketable securities of companies engaged in such activities are not hereby precluded).

      4. Invest in any issuer for purposes of exercising control or management.

      5. Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

      6. Purchase or sell real estate.

      7. Issue senior securities except with respect to any permissible borrowings.




   The Institutional Tax-Free Money Market Fund, the Institutional Prime Plus Money Market Fund and the Market Neutral Fund may:


      1. Borrow money to the extent permitted under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or as permitted by order or interpretation of the U.S. Securities and Exchange Commission. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

NON-FUNDAMENTAL POLICIES

   The following investment restrictions are NON-FUNDAMENTAL except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.


The Market Neutral Fund


      1. The Market Neutral Fund may not invest in illiquid securities in an amount exceeding, in the aggregate 15% of its net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

      The foregoing percentage applies at the time of purchase of a security. Banc One Investment Advisors shall report to the Board of Trustees promptly if any of the Fund's investments are no longer determined to be liquid or if the market value of Fund assets has changed if such determination of change causes the Fund to hold more than 15% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless Banc One Investment Advisors is able to dispose of illiquid assets without loss in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% of its net assets.


The Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund



      1. The Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund may not invest in illiquid securities in an amount exceeding, in the aggregate 10% of its net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.


      The foregoing percentage applies at the time of purchase of a security. Banc One Investment Advisors shall report to the Board of Trustees promptly if any of the Fund's investments are no longer determined to be liquid or if the market value of Fund assets has changed if such determination or change causes the Fund to hold more than 10% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless Banc One Investment Advisors is able to dispose of illiquid assets without loss in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 10% of its net assets.


For purposes of the Fund's diversification policy, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.



      No Fund may: Acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.




Temporary Defensive Positions


   To respond to unusual market conditions, each Fund may invest its assets in cash or CASH EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. Each Fund may invest up to 100% of its assets in cash or cash equivalents. Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.


Portfolio Turnover


   The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Market Neutral Fund anticipates a portfolio turnover rate well above that of other mutual funds. Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and additional tax consequences to investors. The portfolio turnover calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnover with respect to the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund is expected to be zero.

                                TAX INFORMATION

Additional Tax Information Concerning all Funds of the Trust

   Each Fund of the Trust is treated as a separate entity for federal income tax purposes and is not combined with One Group's other funds. Each Fund of the Trust intends to meet the requirements necessary to qualify each year as a "regulated investment company" under Subchapter M of the Code. If the Funds so qualify, they will pay no federal income tax on the earnings they distribute to shareholders and they will eliminate or reduce to a nominal amount the federal income taxes to which they may be subject.

   In order to qualify as a regulated investment company, each Fund of the Trust must, among other things, (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or foreign currencies (to the extent such currency gains are directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to stock or securities) or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, and (2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may limit the range of the Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to Shareholders, provided the Fund distributes during its taxable year at least 90% of the sum of (a) its taxable net investment income (very generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term capital loss), and (b) its net tax-exempt interest. Each Fund of the Trust intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.

   If a Fund failed to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

   Generally, regulated investment companies that do not distribute in each calendar year an amount at least equal to the sum of (i) 98% of their "ordinary income" (as defined) for the calendar year, (ii) 98% of their capital gain net income (as defined) for the one-year period ending on October 31 of such calendar year (or later if the company is permitted to elect and so elects), and (iii) any undistributed amounts from the previous year, are subject to a non-deductible excise tax equal to 4% of the underdistributed amounts. For purposes of the excise tax, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. A dividend paid to Shareholders in January generally is deemed to have been paid on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November, or December of the preceding year. Each Fund of the Trust intends to make sufficient distributions to avoid liability for the excise tax.


   Non-tax-exempt Shareholders of the Funds will generally be subject to federal income tax on distributions received from the Funds whether received in cash or additional shares. Dividends that are attributable to a Fund's taxable net investment income and net short-term capital gains will be taxed to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess, if any, of net long-term capital gains over net short-term capital losses) that are designated by a Fund as capital gain dividends will generally be taxable to a Shareholder receiving such distributions as long-term capital gain regardless of how long the Shareholder has held its shares. Distributions in excess of a Fund's current and accumulated "earnings and profits" will be treated by a Shareholder receiving such distributions as a return of capital to the extent of such Shareholder's basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a Shareholder's basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay federal income tax on amounts distributed to them, except certain organizations or entities, including private foundations, social clubs, and others, which may be subject to tax on dividends or capital gains. Each organization or entity should review its own circumstances and consult its tax advisor regarding the federal tax treatment of its income. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

   The dividends-received deduction for corporations will generally apply to a Fund's dividends paid from investment income to the extent they are derived from dividends, received by the Fund from domestic corporations, that would be entitled to such deduction in the hands of the Fund if it were a regular corporation. A corporate shareholder will only be eligible to claim a dividends-received deduction with respect to a dividend from the Fund if the shareholder held its shares on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date. The dividends-received deduction is not available to Subchapter S corporations.

   The sale, exchange or redemption of Fund shares by a Shareholder may give rise to a taxable gain or loss to that Shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the Shareholder has held the shares for more than 12 months, and otherwise as short-term capital gain or loss. Long-term capital gains will generally be taxed at a maximum federal income tax rate of 20% to non-corporate shareholders (or 10%, in the case of such shareholders in the 10% or 15% tax bracket). Long-term capital gains from capital assets (including Fund shares) held by non-corporate shareholders for more than 5 years will generally be taxed at a lower maximum capital gain tax rate of 18% (or 8% in the case of such shareholders in the 10% or 15% tax bracket). The 18% rate only applies to assets the holding period for which begins after December 31, 2000.

   If a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

   Certain investment and hedging activities of the Funds, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to Shareholders and cause differences between a Fund's book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders including the Funds of Funds. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

   Certain securities purchased by the Funds (such as STRIPS, CUBES, TRs, TIGRs, and CATS), as defined in the Funds' Prospectuses, are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when Banc One Investment Advisors would not otherwise have chosen to sell such securities and may result in a taxable gain or loss.


   A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30% for amounts paid during 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. The Bush Administration has announced a proposal to accelerate reductions in tax rates which may change the backup withholding rate as well.

   U.S. Treasury Regulations affecting the application to foreign investors of the backup withholding and withholding tax rules became effective for payments made after December 31, 2000. In some circumstances, these rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Funds should consult their tax advisors with respect to the potential application of these new regulations.


   The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Trust. Further tax information regarding the Institutional Tax-Free Money Market Fund is included in the following section of this Statement of Additional Information. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.



   The foregoing discussion and the discussion below regarding the Institutional Tax-Free Money Market Fund are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive. In particular, the Bush administration has announced a proposal to reduce or eliminate the tax on dividends paid out of earnings previously taxed at the corporate level. Many of the details of the proposal have not been specified. The elimination of the double taxation of corporate distributions may reduce the value of, and thus the return on, positions held by the Market Neutral Fund, the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund. The change could reduce each Fund's net asset value and distributions made by the Funds. The Bush Administration has also announced a proposal to make substantial changes to tax-advantaged savings and retirement vehicles the effect of which could significantly modify, among other things, the eligibility requirements, contribution limitations and investigating parameters of such plans. The prospects for these proposals are unclear, and many of their details have not been specified. Accordingly, it is not possible to evaluate how these proposals might affect the foregoing tax discussion below.



Additional Tax Information Concerning the Institutional Tax-Free Money Market
Fund



   The Institutional Tax-Free Money Market Fund will be qualified to pay exempt-interest dividends to its Shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax.



   The policy of the Institutional Tax-Free Money Market Fund is to distribute each year as exempt-interest dividends substantially all the Fund's net exempt-interest income. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Institutional Tax-Free Money Market Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year, which does not exceed, in the aggregate, the net interest income from Municipal Securities and other securities the interest on which is exempt from the regular federal income tax received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from the Institutional Tax-Free Money Market during such year, regardless of the period for which the Shares were held.



   Exempt-interest dividends may generally be treated by the Institutional Tax-Free Money Market Fund's Shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. However, each Shareholder of the Institutional Tax-Free Money Market is advised to consult his or her tax advisor with respect to whether such Shareholder may be treated as a "Substantial User" or a "Related Person" to such user under Section 147(a) of the Code with respect to facilities financed through any of the tax-exempt obligations held by the Fund. "Substantial User" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or (ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired.

   "Related Persons" includes certain related natural persons, affiliated corporations, partners and partnerships.

   Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be taken into account in determining alternative minimum taxable income for purposes of determining liability (if any) for the federal alternative minimum tax applicable to individuals and the federal alternative minimum tax applicable to corporations. In the case of corporations, all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the federal alternative minimum tax imposed on corporations.

   Current federal law limits the types and volume of bonds qualifying for Federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax exempt securities to satisfy the Code's requirements for the payment of "exempt-interest" dividends.

   All or a portion of interest on indebtedness incurred or continued by a Shareholder to purchase or carry Fund shares may not be deductible by the Shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund's total distributions (not including distributions of net capital gain) paid to the Shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered to have been used for the purpose of purchasing or carrying particular assets, the purchase of Fund shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


   The Institutional Tax-Free Money Market Fund may at times purchase Municipal Securities (or other securities the interest on which is exempt from the regular federal income tax) at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of the market discount will be included in the Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

                                   VALUATION


Valuation of the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund



   The Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.



   The Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund will be valued periodically (normally weekly), to determine the extent of, deviation, if any, of the current NAV per share of the Fund using market values of the Fund's securities from the Fund's $1.00 amortized cost NAV. In determining the market value of any security, actual quotations or estimates of market value by any approved pricing service may be used. If quotations are not available and the pricing service is unable to provide an estimated market value, then securities may be valued at their fair value as determined in good faith under procedures approved by the Trust's Board of Trustees.



   In the event that the market value deviation exceeds one half of one percent, the Board of Trustees shall consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost NAV may result in material dilution or other unfair results to new or existing shareholders, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, declaring additional dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing an NAV determined by using available market quotations.


Valuation of the Market Neutral Fund


   Domestic equity securities traded in the over-the-counter market or on a primary exchange are valued at the closing price as determined by the primary exchange, typically at 4:00 pm Eastern Time ("ET"). If no sale occurred on the valuation date, the securities are valued at the mean of the latest bid and ask quotations as of the closing of the primary exchange, typically at 4:00 pm ET. Securities for which quotations are either (1) not readily available, or (2) determined by Banc One Investment Advisors to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees. Significant bid-ask spreads, or infrequent trading may indicate a lack of readily available quotations. Securities traded on more than one exchange will be valued at the last sale price on the principal exchange if available, and if such price is not available, will be valued at the last price on the secondary exchange. The NASD National Market System is considered an exchange.


   Fixed income securities are valued at the latest quoted sale price available at 4:00 pm ET. If no sale occurred on the valuation date, the securities are valued at the mean of the latest bid and ask quotations available at 4:00 pm ET. Securities for which there is no current trade activity and no bid/ask quotations are valued by an approved independent pricing service based on their proprietary calculation models. Securities with less than 61 days to maturity are valued at amortized cost. Amortized cost is not used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

   Securities for which quotations are either (1) not readily available, (2) not provided by an approved pricing service or (3) determined by Banc One Investment Advisors to not accurately reflect their value are valued at their fair value using procedures approved by the Board of Trustees.

   Except as noted below, foreign securities are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. This value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation as of the close of the London Stock Exchange.

   U.K. securities, depending on which principal market the security trades, will be valued using the last available sale price or the latest mid-market price. Canadian securities, which are traded both in Canada and the United States, are valued at the latest available sale price or absent such a price, the mean of the latest bid/ask quotations on the exchange in which the security was purchased. Securities traded in South America and Central America shall be valued at their latest sale price as of 4:00 pm ET. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations as of 4:00 pm ET.

   Fair Value Procedures. In certain situations, the Market Neutral Fund's securities may be valued by another method that the Fund believes accurately reflects fair value in accordance with procedures approved by the Board. Fair value situations could include, but are not limited to, the following: (1) a significant event that affects the value of the Fund's securities (e.g., news relating to natural disasters affecting the issuer's operations or earnings announcements); (2) extremely illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities, (4) securities that may be defaulted or de-listed from an exchange and are no longer trading, or
(5) any other circumstances in which Banc One Investment Advisors believes that market quotations are not readily available.

ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET VALUE

   The net asset value of each Fund is determined and its Class I, Class A, Class B, Class C, Class S, and Administrative Class Shares are priced as of the times specified in each Fund's Prospectus. The net asset value per share of each Fund's Class I, Class A, Class B, Class C, Class S, and Administrative Class Shares is calculated by determining the value of the respective Class's proportional interest in the securities and other assets of the Fund, less (i) such Class's proportional share of general liabilities and (ii) the liabilities allocable only to such Class, and dividing such amount by the number of Shares of the Class outstanding. The net asset value of a Fund's Class I, Class A, Class B, Class C, Class S, Class Shares may differ from each other due to the expense of the Distribution and Shareholders Services Plan fee applicable to a Fund's Class A, Class B, Class C, Class S, and Administrative Class Shares.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

   All of the classes of Shares in each Fund are sold on a continuous basis by One Group Dealer Services, Inc. ("One Group Dealer Services" or the "DISTRIBUTOR"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

   Class I Shares in a Fund may be purchased, through procedures established by the Distributor, by institutional investors, including affiliates of Bank One Corporation and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity.

   Class A, Class B and Class C Shares of the Market Neutral Fund may be purchased by any investor that does not meet the purchase eligibility criteria, described above, with respect to Class I Shares. In addition to purchasing
Class A, Class B and Class C Shares directly from the Distributor, an investor may purchase Class A, Class B and Class C Shares through a financial institution, such as a bank or insurance company (each a "SHAREHOLDER SERVICING AGENT") that has established a shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor. Questions concerning the eligibility requirements for each class of the Trust's Shares may be directed to the Distributor at 1-800-480-4111. As disclosed in the prospectuses, sales loads for Trustees and other affiliates of the Fund are waived due to their familiarity with the Funds.


   Class S and Administrative Class Shares are available in the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund. Such shares may be purchased by institutional investors, such as corporations, pension and profit sharing plans, and foundations; and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity (including affiliates of Bank One Corporation). Class S and Administrative Class Shares are designed for clients requiring additional services, such as reports and other information related to maintenance of shareholders accounts.

Exchanges

   The exchange privileges described in the Funds' Prospectuses may be exercised only in those states where the Shares of the Fund, or such other Fund of the Trust may be legally sold.

Purchases-in-Kind

   Generally, all purchases must be made in cash. However, if a shareholder purchases shares worth $10,000,000 or more, the Funds reserve the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Funds' Board of Trustees. If payment is made in securities, the applicable Fund will value the securities in the same manner in which it computes its NAV.

Redemptions

   The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when:

      (a) trading on the New York Stock Exchange (the "EXCHANGE") is broadly restricted by the applicable rules and regulations of the Securities and Exchange Commission,

      (b) the Exchange is closed for other than customary weekend and holiday closing,

      (c) the SEC has by order permitted such suspension, or

      (d) the SEC has declared a market emergency.

                            MANAGEMENT OF THE TRUST

Management Information

   The following table provides information concerning each Trustee and officer of the Trust.


                                                                                                   Number of
                                                                                                 Portfolios in     Other
                             Positions held                                                      Fund Complex  Directorships
                                with the      Term of Office/Length    Principal Occupation(s)    Overseen by   Held by the
Name, Address, and Birthdate     Trust           of Time Served          During Past 5 Years        Trustee       Trustee
---------------------------- -------------- -------------------------- ------------------------- ------------- -------------
   Peter C. Marshall            Trustee,    Indefinite/5/16/94-present From March 2002 until          59       None
    1111 Polaris Parkway        Chairman                               present, self-employed
    Suite B2                                                           as a business
    Columbus, OH 43240                                                 consultant. From March
    12/10/42                                                           2000 through February
                                                                       2002, Senior Vice
                                                                       President, W.D. Hoard,
                                                                       Inc. (corporate parent
                                                                       of DCI Marketing, Inc.).
                                                                       From November 1993 to
                                                                       March 2000, President
                                                                       DCI Marketing, Inc.

   Frederick W. Ruebeck         Trustee     Indefinite/5/16/94-present Since April 2000,              59       None
    1111 Polaris Parkway                                               advisor Jerome P. Green
    Suite B2                                                           & Associates, LLP (a
    Columbus, OH 43240                                                 broker-dealer). From
    10/8/39                                                            January 2000 to April
                                                                       2000, self-employed as a
                                                                       consultant. From June
                                                                       1988 to December 1999,
                                                                       Director of Investments,
                                                                       Eli Lilly and Company.

   Robert A. Oden               Trustee     Indefinite/6/25/97-present From July 1, 2002 to           59       None
    1111 Polaris Parkway                                               present, President,
    Suite B2                                                           Carleton College. From
    Columbus, OH 43240                                                 1995 to July 1, 2002,
    9/11/46                                                            President, Kenyon
                                                                       College.

   John F. Finn                 Trustee     Indefinite/5/21/98-present Since 1975, President of       59       Cardinal
    1111 Polaris Parkway                                               Gardner, Inc. (wholesale                Health, Inc.
    Suite B2                                                           distributor to outdoor                  (CAH)
    Columbus, OH 43240                                                 power equipment industry)
    11/5/47

   Marilyn McCoy                Trustee     Indefinite/4/28/99-present Since 1985, Vice               59       None
    1111 Polaris Parkway                                               President of
    Suite B2                                                           Administration and
    Columbus, OH 43240                                                 Planning, Northwestern
    3/18/48                                                            University.

   Julius L. Pallone            Trustee     Term expires on June 30,   Since 1994, President,         59       None
    1111 Polaris Parkway                    2005/4/28/99-present       J.L. Pallone Associates
    Suite B2                                                           (insurance consultant)
    Columbus, OH 43240
    5/26/30

   Donald L. Tuttle             Trustee     Indefinite/4/28/99-present Since 1995, Vice               59       None
    1111 Polaris Parkway                                               President, Association
    Suite B2                                                           for Investment
    Columbus, OH 43240                                                 Management and Research.
    10/6/34

                                                                                                      Number of
                                                                                                    Portfolios in     Other
                             Positions held                                                         Fund Complex  Directorships
                                with the      Term of Office/Length      Principal Occupation(s)     Overseen by   Held by the
Name, Address, and Birthdate     Trust           of Time Served            During Past 5 Years         Trustee       Trustee
---------------------------- -------------- -------------------------- ---------------------------  ------------- -------------
Mark A. Beeson               President      Indefinite/1/1/00-present  From November 2001 until          N/A           N/A
 1111 Polaris Parkway                                                  present, Chief Financial
 Suite B2                                                              Officer of Banc One
 Columbus, OH 43240                                                    Investment Management Group
 11/13/57                                                              and Senior Managing
                                                                       Director of Banc One
                                                                       Investment Advisors
                                                                       Corporation. From October
                                                                       1999 to present, Chief
                                                                       Executive Officer and
                                                                       President, One Group
                                                                       Administrative Services,
                                                                       Inc. and Chief Executive
                                                                       Officer and President, One
                                                                       Group Dealer Services, Inc.
                                                                       From August 1994 to October
                                                                       1999, Senior Managing
                                                                       Director, Banc One
                                                                       Investment Advisors
                                                                       Corporation.

Robert L. Young              Vice President Indefinite/1/1/00-present  From November 2001 until          N/A           N/A
 1111 Polaris Parkway        and Treasurer                             present, Senior Managing
 Suite B2                                                              Director and Chief
 Columbus, OH 43240                                                    Operating Officer of One
 1/17/63                                                               Group Mutual Funds for Banc
                                                                       One Investment Management
                                                                       Group. From October 1999 to
                                                                       present, Vice President and
                                                                       Treasurer, One Group
                                                                       Administrative Services,
                                                                       Inc., and Vice President
                                                                       and Treasurer, One Group
                                                                       Dealer Services, Inc. From
                                                                       December 1996 to October
                                                                       1999, Managing Director of
                                                                       Mutual Fund Administration,
                                                                       Banc One Investment
                                                                       Advisors Corporation.

Beverly J. Langley           Vice President Indefinite/8/15/02-present From June 1992 to present         N/A           N/A
 1111 Polaris Parkway                                                  Senior Compliance Director
 Suite B2                                                              of Banc One Investment
 Columbus, OH 43240                                                    Advisors Corporation.
 10/4/56

Michael V. Wible             Secretary      Indefinite/1/1/00-present  From January 2003 to              N/A           N/A
 1111 Polaris Parkway                                                  present, Senior Counsel,
 Suite B2                                                              Bank One Corporation. From
 Columbus, OH 43240                                                    January 2000 through
 9/15/62                                                               December 2002, First Vice
                                                                       President and Counsel, Bank
                                                                       One Corporation; September
                                                                       1994 to January 2000,
                                                                       Counsel to Bank One
                                                                       Corporation.

Gary R. Young                Assistant      Indefinite/1/1/00-present  From October 1999 to              N/A           N/A
 1111 Polaris Parkway        Treasurer and                             present, Director, Mutual
 Suite B2                    Assistant                                 Fund Financial
 Columbus, OH 43240          Secretary                                 Administration, One Group
 8/19/69                                                               Administrative Services,
                                                                       Inc. From December 1998 to
                                                                       October 1999, Director,
                                                                       Mutual Fund Financial
                                                                       Administration, Banc One
                                                                       Investment Advisors
                                                                       Corporation. From January
                                                                       1995 to December 1998, Vice
                                                                       President and Manager of
                                                                       Mutual Fund Accounting,
                                                                       Custody and Financial
                                                                       Administration, First
                                                                       Chicago NBD Corporation.

                                                                                                     Number of
                                                                                                   Portfolios in     Other
                             Positions held                                                        Fund Complex  Directorships
                                with the      Term of Office/Length     Principal Occupation(s)     Overseen by   Held by the
Name, Address, and Birthdate     Trust           of Time Served           During Past 5 Years         Trustee       Trustee
---------------------------- -------------- ------------------------- ---------------------------  ------------- -------------
Jessica K. Ditullio            Assistant    Indefinite/1/1/00-present From January 2000 to              N/A           N/A
 1111 Polaris Parkway          Secretary                              present, First Vice
 Suite B2                                                             President and Counsel, Bank
 Columbus, OH 43240                                                   One Corporation; August
 9/19/62                                                              1990 to January 2000,
                                                                      Counsel, Bank One
                                                                      Corporation.

Nancy E. Fields                Assistant    Indefinite/1/1/00-present From October 1999 to              N/A           N/A
 1111 Polaris Parkway          Secretary                              present, Director, Mutual
 Suite B2                                                             Fund Administration, One
 Columbus, OH 43240                                                   Group Administrative
 6/22/49                                                              Services, Inc. and Senior
                                                                      Project Manager, Mutual
                                                                      Funds, One Group Dealer
                                                                      Services, Inc. From July
                                                                      1999 to October 1999,
                                                                      Project Manager, One Group,
                                                                      Banc One Investment
                                                                      Advisors Corporation. From
                                                                      January 1998 to July 1999,
                                                                      Vice President, Ohio
                                                                      Bankers Association. From
                                                                      July 1990 through December
                                                                      1997, Vice President,
                                                                      Client Services, BISYS Fund
                                                                      Services, Inc.

Alaina V. Metz                 Assistant    Indefinite/11/95-present  From June 1995, to present,       N/A           N/A
 BISYS Fund Services, Inc.     Secretary                              Vice President, BISYS Fund
 3435 Stelzer Road                                                    Service Inc.
 Columbus, Ohio 93219
 4/7/67

   Banc One Investment Advisors, the investment adviser to the Trust, is an "affiliated person" of the Trust within the meaning of that term under the 1940 Act. Certain individuals, who are also officers of the Trust and who oversee 59 Portfolios in the Fund Complex, hold or have held positions with Banc One Investment Advisors as follows: Mark A. Beeson served as Senior Managing Director from August 1994 to October 1999 and from November 2001 until present; Robert L. Young served as Managing Director of Mutual Fund Administration from December 1996 to October 1999; Gary R. Young served as Director of Mutual Fund Financial Administration from December 1998 to October 1999; and Nancy E.
Fields served as Project Manager, One Group, from July 1999 to October 1999, and Beverly J. Langley has served as Senior Compliance Director since June 1992.

Board of Trustees


   Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust who were elected by the Shareholders of the Trust. The seven Trustees of the Trust are responsible for making major decisions about each Fund's investment objectives and policies, but delegate the day-to-day administration of the Funds to the officers of the Trust.



   Standing Committees of the Board. There are three standing committees of the Board of Trustees. The Audit Committee is comprised of all seven members of the Board of Trustees. The purposes of the Audit Committee are: (a) to oversee the Trust's accounting and financial reporting policies and practices; (b) to oversee the quality and objectivity of the Trusts' financial statements and the independent auditor therefor; (c) to act as a liaison between the Trusts' independent auditors and the full Board of Trustees and (d) to act as a qualified legal compliance committee. The Audit Committee met twice during the past fiscal year.



   The Nominations Committee identifies candidates to fill vacancies on the Board of Trustees. Peter C. Marshall and Frederick W. Ruebeck are members of the Nominations Committee. The Nominations Committee did not meet during the past fiscal year. The Nominations Committee will consider nominees recommended by Shareholders. Recommendations should be submitted to the Nominations Committee in care of One Group Mutual Funds.



   The Special Proxy Voting Committee considers and determines how to vote on behalf of the Funds with respect to specific votes referred to it by Banc One Investment Advisors. Votes referred to the Special Proxy Voting Committee are limited to those identified by Banc One Investment Advisors as both (i) involving a material conflict of interest of the investment adviser, and (ii) to be impractical and inappropriate to resolve by following the voting recommendation, if any, of an independent firm. Peter C. Marshall, John F. Finn, and Frederick W. Ruebeck are members of the Special Proxy Voting Committee. The Special Proxy Voting Committee was formed on May 15, 2003 and did not meet during the last fiscal year.

   Disinterested Trustee Positions. During 2000 and 2001, each of the Trustees was also a trustee for One Group Investment Trust, which has 9 portfolios. In addition, prior to December 31, 2000, John Finn served as an Advisory Director of Bank One, NA, an affiliate of Banc One Investment Advisors. Mr. Finn's service terminated as of December 31, 2000.


   Ownership of Securities. Because the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund had not commenced operations as of the date of this Statement of Additional Information, none of the Trustees have a beneficial interest in such Funds. In addition, none of the Trustees have a beneficial interest in the Market Neutral Fund which commenced operations on May 23, 2003. As of December 31, 2002, each of the Trustees beneficially owned shares of other Funds of the Trust, either directly or through participation in the Fund Complex's (which includes One Group Investment Trust), either directly or through participation in the Fund Complex's Deferred Compensation Plans:


   The aggregate amount of such beneficial interest is shown in the following table:

                                                      Aggregate Dollar Range of
                                Dollar Range of         Equity Securities in
                           Equity Securities in the   All Registered Investment
                            Market Neutral Fund and     Companies overseen by
                          the Institutional Municipal    the Trustee in the
Name of Trustee                Money Market Fund       Family of Mutual Funds
---------------           --------------------------- -------------------------
Peter C. Marshall........            None                    *$100,000
Charles I. Post..........            None                 $50,001-$100,000
Frederick W. Ruebeck.....            None                 $50,001-$100,000
Robert A. Oden...........            None                 $50,001-$100,000
John F. Finn.............            None                    *$100,000
Marilyn McCoy............            None                    *$100,000
Julius L. Pallone........            None                    *$100,000
Donald L. Tuttle.........            None                    *$100,000

--------
* means greater than.

   Prior to December 31, 2000, John Finn had a beneficial interest in common stock in Bank One Corporation, the indirect parent of Banc One Investment Advisors, through a deferred compensation plan. During the two year period ended December 31, 2001, the highest quarter end value of the stock was $279,245. Mr. Finn's interest in all Bank One Corporation securities terminated as of December 29, 2000.

   Offices with Companies That Have Certain Trustees or Directors. During 2000 and 2001, Frederick W. Ruebeck served as Trustee and Investment Officer for Wabash College and Joseph D. Barnette, Jr. served as trustee of that college. Mr. Barnette was CEO of Bank One, Indiana, N.A. until his retirement.


   Approval of Investment Advisory Agreement. The investment advisory agreement with Banc One Investment Advisors was formally considered by the Board of Trustees at meetings held in February of 2002 with respect to the Institutional Tax-Free Money Market Fund, in November of 2002 with respect to the Market Neutral Fund and in May of 2003 with respect to the Institutional Prime Plus Money Market Fund. In conducting its review, the Board of Trustees, all of whom are independent trustees for purposes of the Investment Company Act of 1940, were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided, including investment and shareholder service performance;
(2) the competitiveness of the Funds' fees, costs and expense ratios with those of comparable products, and (3) other costs and benefits to Banc One Investment Advisors and its affiliates arising from the relationship with the Funds. In analyzing these factors, the Board reviewed and considered highly detailed expense and comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses of the Funds to a broad or general universe of funds and to a "peer group" of funds. The Board further reviewed staffing information including continuity and turnover, investment management processes and expertise. With respect to the Market Neutral Fund, the Board also considered Banc One Investment Advisors' experience and performance history in connection with advising separate accounts in a market neutral style.


   The Board also considered the costs and benefits to affiliates of Banc One Investment Advisors such as costs and benefits associated with the assumption of duties as administrator to the Trust by One Group Administrative Services, Inc. Also considered was the business reputation and financial resources of Banc One Investment Advisors and its ultimate corporate parent, Bank One Corporation.

   Based on its review, the Board of Trustees approved the Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable in light of Banc One Investment Advisors' services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above. The Investment Advisory Agreement will also be subject to review and approval by the initial shareholders of each Fund.

   The Trustees of the Portfolios receive fees and expenses for each meeting of the Board of Trustees attended. The Compensation Table below sets forth the total compensation to the Trustees from the Trust for the fiscal year ended June 30, 2002.

                              COMPENSATION TABLE


                                                  Pension or
                                                  Retirement
                                               Benefits Accrued                      Total
                               Aggregate          as Part of    Estimated Annual Compensation
                           Compensation From      Portfolio      Benefits Upon   From the Fund
Name of Person, Position the Portfolios(1),(2)     Expenses        Retirement     Complex(3)
------------------------ --------------------- ---------------- ---------------- -------------
Peter C. Marshall,......       $127,956(5)            NA               NA          $130,000
   Trustee
Charles I. Post,........       $108,270               NA               NA          $110,000
    Trustee (retired)(4)
Frederick W. Ruebeck,...       $108,270               NA               NA          $110,000
    Trustee
Robert A. Oden, Jr.,....       $108,270(6)            NA               NA          $110,000
    Trustee
John F. Finn,...........       $108,270(7)            NA               NA          $110,000
    Trustee
Marilyn McCoy,..........       $108,270(7)            NA               NA          $110,000
    Trustee
Julius L. Pallone,......       $108,270(8)            NA               NA          $110,000
    Trustee
Donald L. Tuttle,.......       $108,270(9)            NA               NA          $110,000
    Trustee

--------
(1) Figures are for the Trust's fiscal year ended June 30, 2002. For the fiscal year ending June 30, 2002, each trustee received one fee for services to both One Group Investment Trust and One Group(R) Mutual Funds (collectively, the "Trusts"). The fee was allocated to each Trust on the basis of relative net assets. The amount reflected relates only to the fees allocated to the One Group Mutual Funds.

(2) Pursuant to an Amended and Restated Deferred Compensation Plan for Trustees of One Group Investment Trust (the "Plan") adopted at the February 13, 2002 Board of Trustee's meeting, the Trustees may defer all or a part of their compensation payable by the Trust. Under the Plan, the Trustees may specify Class I Shares of one or more funds of One Group Mutual Funds to be used to measure the performance of a Trustee's deferred compensation account. A Trustee's deferred compensation account will be paid at such times as elected by the Trustee subject to certain mandatory payment provisions in the Plan (e.g., death of a Trustee).

(3) "Fund Complex" comprises the forty-eight Funds of the Trust and the nine Portfolios of One Group Investment Trust that were operational as of June 30, 2002. Compensation for the "Portfolio Complex" is for the fiscal year ended June 30, 2002.


(4) Charles I. Post served as trustee of One Group Investment Trust and One Group Mutual Funds until his retirement on March 31, 2003. The compensation table reflects the total compensation that was paid to Mr. Post for the fiscal year ending December 31, 2002.



(5) Includes $63,935 of deferred compensation.



(6) Includes $30,000 of deferred compensation.



(7) Includes $108,270 of deferred compensation.



(8) Includes $75,800 of deferred compensation.



(9) Includes $13,514 of deferred compensation.

Investment Advisor

                   BANC ONE INVESTMENT ADVISORS CORPORATION

   Investment advisory services to the Fund are provided by Banc One Investment Advisors. Banc One Investment Advisors makes the investment decisions for the assets of the Funds. In addition, Banc One Investment Advisors continuously reviews, supervises and administers the Funds' investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of any bank affiliate of Banc One Investment Advisors and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

   Banc One Investment Advisors is an indirect, wholly-owned subsidiary of BANK ONE CORPORATION, a bank holding company located in the state of Illinois. BANK ONE CORPORATION operates banking offices in 14 states and in selected international markets. BANK ONE CORPORATION also engages in other business related to banking and finance, including credit card and merchant processing, consumer and education finance, mortgage lending and servicing, insurance, venture capital, investment and merchant banking, trust, brokerage, investment management, leasing, community development and data processing. These activities are conducted through bank subsidiaries and nonbank subsidiaries. On a consolidated basis, BANK ONE CORPORATION had assets of over $277 billion as of December 31, 2002.

   Banc One Investment Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of Bank One Corporation, which have considerable experience in the management of open-end management investment company portfolios, including One Group Mutual Funds (formerly, One Group, The One Group and the Helmsman Fund) since 1985.


   All investment advisory services are provided to the Funds by Banc One Investment Advisors pursuant to an investment advisory agreement dated January 11, 1993 (the "ADVISORY AGREEMENT"). The Advisory Agreement will continue in effect as to each Fund from year to year, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of the applicable Fund (as defined under "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information), and a majority of the Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Fund's Advisor. The Advisory Agreement also terminate automatically in the event of any assignment, as defined in the 1940 Act.



   Under the Investment Advisory Agreement, Banc One Investment Advisors is entitled to a fee based on the following annual percentages of the average daily net assets of the Funds:



             Fund                                       Percentage
             ----                                       ----------
             Market Neutral Fund.......................    1.25%
             Institutional Tax-Free Money Market Fund..     .10%
             Institutional Prime Plus Money Market Fund     .10%


   The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Banc One Investment Advisors in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Code of Ethics

   The Trust, Banc One Investment Advisors, and One Group Dealer Services have adopted codes of ethics under Rule 17j-1 of the Investment Company Act of 1940. The Trust's code of ethics includes policies which require "access persons" (as defined in Rule 17j-1) to: (i) place the interest of Trust Shareholders first;
(ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trust or with a Fund. The Trust's code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trust or a Fund; (ii) making to the Trust any untrue statement of a material fact or omit to state to the Trust or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust or a Fund; or (iv) engaging in any manipulative practice with respect to the Trust or a Fund. The Trust's code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

   Banc One Investment Advisors' code of ethics requires that all employees must: (i) place the interest of the accounts which are managed by Banc One Investment Advisors first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee's position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Banc One Investment Advisors' code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as mutual fund shares and U.S. government securities).

   One Group Dealer Services' Code of Ethics requires that all employees of One Group Dealer Services must: (i) place the interest of the accounts which are managed by affiliates of One Group Dealer Services first; (ii) conduct all personal securities transactions in a manner that is consistent with the Code of Ethics and the individual employee's position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. One Group Dealer Services' Code of Ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the Funds subject to the policies and restrictions in such Code of Ethics.

Portfolio Transactions


   Pursuant to the Investment Advisory Agreement, Banc One Investment Advisors determines, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund usually will be principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While Banc One Investment Advisors generally seeks competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.


   Allocation of transactions, including their frequency, to various dealers is determined by Banc One Investment Advisors with respect to the Funds based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Banc One Investment Advisors may receive orders for transactions by the Trust, even if such dealers charge commissions in excess of the lowest rates available, provided such commissions are reasonable in light of the value of brokerage and research services received. Such research services may include, but are not limited to, analysis and reports concerning economic factors and trends, industries, specific securities, and portfolio strategies. Information so received is in addition to and not in lieu of services required to be performed by Banc One Investment Advisors and does not reduce the advisory fees payable to Banc One Investment Advisors. Such information may be useful to Banc One Investment Advisors in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Banc One Investment Advisors in carrying out its obligations to the Trust. In the last fiscal year, Banc One Investment Advisors directed brokerage commissions to brokers who provided research services to Banc One Investment Advisors. For the fiscal year ended June 30, 2002, total compensation paid to such brokers amounted to $41,095,917.

   The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with its investment advisors or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of Bank One Corporation subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

   Investment decisions for each Fund of the Trust are made independently from those for the other Funds or any other investment company or account managed by Banc One Investment Advisors. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Banc One Investment Advisors of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Banc One Investment Advisors may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement, in making investment recommendations for the Trust, Banc One Investment Advisors will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of Banc One Investment Advisors or its parent or subsidiaries or affiliates and, in dealing with its commercial customers, Banc One Investment Advisors and its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

Administrator

   Effective November 1, 2000, One Group Administrative Services, Inc., 1111 Polaris Parkway, Columbus, Ohio 43240 began serving as administrator for the Trust ("One Group Administrative Services" or the "Administrator"). One Group Administrative Services is an affiliate of Banc One Investment Advisors, the advisor of the Trust, and an indirect wholly-owned subsidiary of Bank One Corporation.

   The Administrator assists in supervising all operations of each Fund to which it serves (other than those performed under the Advisory Agreement, the Custodian Agreement and the Transfer Agency Agreement for that Fund). Under the Administration Agreement, the Administrator has agreed to maintain the necessary office space for the Funds, to price the Fund securities of each Fund it serves and compute the net asset value and net income of the Funds on a daily basis, to maintain each Fund's financial accounts and records, and to furnish certain other services required by the Funds with respect to each Fund. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, and generally assists in all aspects of the Trust's operations other than those performed under the Advisory Agreement, the Custodian Agreement and the Transfer Agency Agreement. Under the Administration Agreement, the Administrator may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement.

   Unless sooner terminated, the Administration Agreement between the Trust and One Group Administrative Services will continue in effect through October 31, 2003. The Administration Agreement thereafter shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least sixty days prior to the expiration of the then-current term. The Administration Agreement may be terminated with respect to the Trust only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause.

   With respect to the Market Neutral Fund, the Administrator is entitled to a fee, for its services, which is calculated daily and paid monthly at annual rates of the Fund's average daily net assets as follows: twenty one-hundredths of one percent (.20%) of amounts included in that portion of the aggregate daily net assets of all Funds of the Trust other than the Institutional Money Market Funds and the Funds of Funds subject to the Administration Agreement equal to or less than $1,500,000,000; eighteen one-hundredths of one percent (.18%) of amounts included in the portion of the aggregate daily net assets of all Funds of the Trust other than the Institutional Money Market Funds and the Funds of Funds subject to the Administration Agreement between $1,500,000,000 and $2,000,000,000; and sixteen one-hundredths of one percent (.16%) of amounts included in that portion of the aggregate daily net assets of all Funds of the Trust other than the Institutional Money Market Funds and the Funds of Funds subject to the Administration Agreement in excess of $2,000,000,000. The fees pertaining to the Market Neutral Fund shall be computed daily in amounts strictly proportionate to the amount of the Fund's average daily net assets as a percentage of the aggregate daily net assets of all Funds of the Trust other than the Institutional Money Market Funds and the Funds of Funds subject to this Agreement, and shall be paid periodically.

   Compensation for each of the Institutional Money Market Funds shall be at the following annual rates: five one-hundredths of one percent (.05%) of the Fund's average daily net assets. The fees pertaining to the Institutional Municipal Money Market Fund shall be computed daily and paid periodically.

   The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

Distributor and Distribution Plans

   Effective April 1, 2002, One Group Dealer Services, 1111 Polaris Parkway, Columbus, Ohio began serving as distributor to each Fund of the Trust pursuant to a Distribution Agreement dated as of April 1, 2002. One Group Dealer Services is an affiliate of Banc One Investment Advisors and an indirect wholly-owned subsidiary of Bank One Corporation. Unless otherwise terminated, the Distribution Agreement will continue in effect until November 30, 2003 and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Trust's Board of Trustees who are not parties to this Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval and (b) the vote of the Trust's Board of Trustees or the vote of a majority of the outstanding voting securities of such Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days prior written notice, by the Trust's Board of Trustees, by vote of majority of the outstanding voting securities of the Trust or by the Distributor. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act. One Group Dealer Services is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc.

   The Distribution and Shareholder Services Plan with respect to Class A and Service Class shares was amended and restated on November 15, 2001. The Distribution and Shareholder Services Plan with respect to Class B shares and Class C shares was amended on November 15, 2001. Both Distribution and Shareholder Services Plans were approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interests in the Distributions Plans.

Cash Compensation to Shareholder Servicing Agents

   One Group Dealer Services and Banc One Investment Advisors Corporation compensate Shareholder Servicing Agents who sell shares of the Funds. Compensation comes from sales charges, 12b-1 fees and payments by One Group Dealer Services and Banc One Investment Advisors Corporation from their own resources. One Group Dealer Services may, on occasion, pay select Shareholder Servicing Agents, the entire front-end sales charge applicable to Fund shares sold by such Shareholder Servicing Agents.

   Occasionally, One Group Dealer Services and Banc One Investment Advisors Corporation, at their own expense, will provide cash incentives to select Shareholder Servicing Agents. These cash payments may take the form of, but are not limited to, an additional commission on the sale of Fund shares subject to a contingent deferred sales charge and finders' fees.

   Select Shareholder Servicing Agents who sell over $1 million of Class A shares of the Market Neutral Fund receive a 1% finder's fee. For sales over $5 million to $10 million, such select Shareholder Servicing Agent receive 50 basis points. For sales over $10 million, such select Shareholder Servicing Agent receive a 25 basis points finder's fee.

   One Group Mutual Funds is included as an investment option in wrap accounts, asset allocation accounts, "fund supermarkets" and other similar arrangements. Brokers operating such arrangements are compensated under the Trust's 12b-1 Plans. On occasion, the fees charged by such brokers exceed the amount of the 12b-1 fee approved under the Plans. As a result, Banc One Investment Advisors Corporation and One Group Dealer Services pay the difference out of their bona fide profits.

Custodian, Transfer Agent, and Dividend Disbursing Agent

   Cash and securities owned by the Funds of the Trust are held by State Street Bank and Trust Company, P.O. Box 8528, Boston, Massachusetts 02266-8528, ("STATE STREET") as Custodian. State Street serves the respective Funds as Custodian pursuant to a Custodian Agreement with the Trust (the "CUSTODIAN AGREEMENT"). Under the Custodian Agreement, State Street:

   (i) maintains a separate account or accounts in the name of each Fund;

  (ii) makes receipts and disbursements of money on behalf of each Fund;

  (iii)collects and receives all income and other payments and distributions on account of the Funds' portfolio securities;

  (iv) responds to correspondence from security brokers and others relating to its duties; and

   (v) makes periodic reports to the Trust's Board of Trustees concerning the Trust's operations. State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreement.

   State Street serves as Transfer Agent and Dividend Disbursing Agent for each Fund pursuant to Transfer Agency Agreements with the Trust (the "TRANSFER AGENCY AGREEMENT"). Under the Transfer Agency Agreements, State Street has agreed:

   (i) to issue and redeem Shares of the Trust;

  (ii) to address and mail all communications by the Trust to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders;

  (iii)to respond to correspondence or inquiries by Shareholders and others relating to its duties;

  (iv) to maintain Shareholder accounts and certain sub-accounts; and

   (v) to make periodic reports to the Trust's Board of Trustees concerning the Trust's operations.

The Subcustodian

   Bank One Trust Company, N.A. (the "Subcustodian") serves as Subcustodian in connection with the Trust's securities lending activities for domestic securities, pursuant to a Subcustodian Agreement between the Trust, State Street and the Subcustodian and a Securities Lending Agreement between the Trust, Banc One Investment Advisors, and the Subcustodian. The Subcustodian serves as Subcustodian in connection with the Trust's securities lending activities for international securities, pursuant to a Subcustodian Agreement between the Trust, State Street and the Subcustodian and a Securities Lending Agreement between the Trust, Banc One Investment Advisors, and the Subcustodian. The Subcustodian is an indirect subsidiary of Bank One Corporation and an affiliate of Banc One Investment Advisors. The Subcustodian is entitled to a fee from the Trust under the agreements, which is calculated on an annual basis and accrued daily, equal to:

Domestic Fee

  . .05% of the value of collateral received from the borrower for each securities loan of U.S. government and agency Securities; and


  . .10% of the value of collateral received from the borrower for each loan of equities and corporate bonds.


International Fee


  . .15% of the value received from the borrower for each loan of foreign securities.


Experts


   The law firm of Ropes & Gray LLP ("Ropes & Gray"), One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 is counsel to the Trust. Ropes & Gray has rendered legal services to Bank One Corporation and its subsidiary banks in the past. However, Ropes & Gray no longer renders legal services to Bank One Corporation or its subsidiary banks.

                            ADDITIONAL INFORMATION

Description of Shares


   The Trust is a Massachusetts business trust. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 23, 1985 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to establish one or more series of Shares of the Trust, and to classify or reclassify any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion, or other rights, restrictions, or limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of the Trust. The Trust presently includes 51 series of Shares, which represent interests in the following:


1.  The Prime Money Market Fund;
2.  The U.S. Treasury Securities Money Market Fund;
3.  The Municipal Money Market Fund;
4.  The Ohio Municipal Money Market Fund;
5.  The Equity Income Fund;
6.  The Mid Cap Value Fund;
7.  The Mid Cap Growth Fund;
8.  The Diversified Equity Fund;
9.  The Small Cap Growth Fund;
10. The Large Cap Value Fund;
11. The Large Cap Growth Fund;
12. The International Equity Index Fund;
13. The Equity Index Fund;
14. The Balanced Fund;
15. The Technology Fund;
16. The Income Bond Fund;
17. The Short-Term Bond Fund;
18. The Intermediate Bond Fund;
19. The Government Bond Fund;
20. The Ultra Short-Term Bond Fund;
21. The High Yield Bond Fund;
22. The Investor Growth Fund;
23. The Investor Growth & Income Fund;
24. The Investor Conservative Growth Fund;
25. The Investor Balanced Fund;
26. The Municipal Income Fund;
27. The Intermediate Tax-Free Bond Fund;
28. The Ohio Municipal Bond Fund;
29. The West Virginia Municipal Bond Fund;
30. The Kentucky Municipal Bond Fund;
31. The Louisiana Municipal Bond Fund;
32. The Arizona Municipal Bond Fund;
33. The Treasury Only Money Market Fund;
34. The Government Money Market Fund;
35. The Institutional Prime Money Market Fund;
36. The Treasury & Agency Fund;
37. The Small Cap Value Fund;
38. The Diversified Mid Cap Fund;
39. The Diversified International Fund;
40. The Market Expansion Index Fund;
41. The Bond Fund;
42. The Short-Term Municipal Bond Fund;

43. The Tax-Free Bond Fund;
44. The Michigan Municipal Bond Fund;
45. The Michigan Municipal Money Market Fund;
46. The U.S. Government Securities Money Market Fund;
47. The Mortgage-Backed Securities Fund;
48. The Health Sciences Fund;

49. The Market Neutral Fund;


50. The Institutional Tax-Free Money Market Fund; and


51. The Institutional Prime Plus Money Market Fund.


   Generally, the Funds of the Trust (other than the Institutional Money Market Funds and the Money Market Funds) offer shares in four separate classes: Class I Shares, Class A Shares, Class B and Class C/1/ Shares. The Institutional Money Market Funds may offer Class I Shares, Class S Shares and Administrative Class Shares. Certain of the Money Market Funds offer Service Class Shares. The classes of shares offered by the Funds can be found under the topic "The Trust" at the beginning of the Statement of Additional Information dated November 1, 2002. In addition, please read the relevant Prospectuses for the Funds for more details.

   Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and the applicable Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

   Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

   Class A Shares, Class B Shares, Class C Shares, Class S, and Administrative Class Shares of a Fund each have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

Shareholder and Trustee Liability

   Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

   The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.
--------
1. Class C Shares are currently not available for purchase in all Funds of the Trust.

Performance

   From time to time, the Funds may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

   Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

   The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of a Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period).

   Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

   Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period.

Calculation of Performance Data


   Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund



   The 7-Day yield for the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund will be computed with respect to each class of Shares by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of the particular class of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The effective yield of each class of the Fund represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. The 30 Day yield for the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund will be computed with respect to each class of Shares by taking the sum of the last 30 days factors divided by 30 days times 365 days times 100.


   Market Neutral Fund

   The performance of the Market Neutral Fund may be compared in publications to the performance of various indices and investments (such as other mutual funds) for which reliable performance data is available, as well as averages, performance rankings or other information prepared by recognized mutual fund statistical services, as set forth below.

   Performance information showing the Fund's total return and/or 30-day yield with respect to a particular class may be presented from time to time in advertising and sales literature. A 30-day yield is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

                          30-Day Yield =     a-b
                                             ---
                                         2[(cd+1)6-1]

   In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of Shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

   The Market Neutral Fund's respective cumulative total return and average annual total return will be determined by calculating the change in the value of a hypothetical $1,000 investment in a particular class of the Fund for each of the periods shown. Cumulative total return for a particular class of a Fund is computed by determining the rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The cumulative return is calculated as the total dollar increase or decrease in the value of an account assuming reinvestment of all distributions divided by the original initial investment. The average annual return before taxes for a particular class of the Fund will be computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from changes in share price and reinvestment of dividends and capital gains distributions.

   "Return Before Taxes" information shows the actual change in the value of the Fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning the Fund shares. Return After Taxes on distributions is a Fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period. After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

   Performance information showing the Market Neutral Fund's and/or particular Class's distribution rate may be presented from time to time in advertising and sales literature. The distribution rate is calculated as follows:


distribution yield =   a/(b) x 365
                       -----------
                            c

   In the formula, "a" represents dividends distributed by a particular class during that period; "b" represents month end offer price or net asset value for a particular class; "c" represents the number of days in the period being calculated. "365" is the number of days in a year, used to annualize the distribution yield.

   Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, the Market Neutral Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts at a bank, with regard to Class I Shares, or a Participating Organization, with regard to Class A and Class B Shares, will reduce a Fund's effective yield to customers.

ADDITIONAL INFORMATION REGARDING PERFORMANCE

The performance of each class of the Funds may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. Further, the performance of each class of the Funds may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, the Funds may advertise their total return in the same manner. If reflected, sales charges would reduce these total return calculations.

The Funds may quote actual total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the BANK RATE MONITOR, and those of corporate and government security price indices of various durations prepared by Lehman Brothers, Solomon Brothers, Inc. and iMoney Net, Inc. (formerly known as the IBC/Donoghue organization). These indices are not managed for any investment goals.

The Funds may also use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper, Inc. and iMoney Net, Inc.

Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical database of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a database of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H. 15), may also be used. Also current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used. The BOND BUYER is published daily and is an industry-accepted source for current municipal bond market information.

Comparative information on the Consumer Price Index may also be included. This Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.

Finally, the Funds may include ratings of rating organizations (like Moody's Investors Service, Standard & Poor's Corporation, and Fitch IBCA, Duff & Phelps) in advertising and other types of literature.

Miscellaneous

   The Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

   As used in the Trust's Prospectuses and in this Statement of Additional Information and the Statement of Additional Information, dated November 1, 2002, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive. As used in the Trust's Prospectuses and in this Statement of Additional Information and the Statement of Additional Information, dated November 1, 2002, a "vote of a majority of the outstanding Shares" of the Trust, a particular Fund, or a particular class of

Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund are represented in person or by proxy.

   The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

   The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

   The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any State in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.

Financial Statements


   Because the Market Neutral Fund did not commence operations until May 23, 2003 and the Institutional Tax-Free Money Market Fund and the Institutional Prime Plus Money Market Fund are series without assets or operating history, there are no financial statements for the Funds.

                      APPENDIX A--DESCRIPTION OF RATINGS

   The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Banc One Investment Advisors considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

   Unrated securities will be treated as non-investment grade securities unless Banc One Investment Advisors determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor's Corporation ("S&P")

A-1 Highest category of commercial paper. Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2 Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3 Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B   Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C   Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D   In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch's IBCA, Duff & Phelps ("Fitch")

F1  HIGHEST CREDIT QUALITY.  Indicates the strongest capacity for timely payment of financial commitments;
    may have an added "+" to denote any exceptionally strong credit feature.

F2  GOOD CREDIT QUALITY.  A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  FAIR CREDIT QUALITY.  The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B   SPECULATIVE.  Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C   HIGH DEFAULT RISK.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D   DEFAULT.  Denotes actual or imminent payment default.

--------

"+" or "-" may be appended to 'F-1' rating to denote relative status within the 'F1' rating category.

'NR'       indicates that Fitch does not rate the issuer or issue in question.

Moody's Investors Service ("Moody's")

Prime-1    Superior ability for repayment.

Prime-2    Strong ability for repayment.

Prime-3    Acceptable ability for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime  Does not fall within any of the Prime rating categories.

                          DESCRIPTION OF BANK RATINGS

Moody's

   These ratings represent Moody's opinion of a bank's intrinsic safety and soundness.

A   These banks possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

B   These banks possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

C   These banks possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable and defensible business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

D   Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors; a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

E   Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise; financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

Intermediate Categories

   Where appropriate, a "+" modifier will be appended to ratings below the "A" category and a "-" modifier will be appended to ratings above the "E" category to distinguish those banks that fall in intermediate categories.

                          DESCRIPTION OF BOND RATINGS

S&P

S&P's credit rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligation.


AAA     The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA      The obligor's capacity to meet its financial commitments on the obligation is very strong.

A       The obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB     Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB      Less vulnerable to nonpayment than other speculative issues. However, such issues face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B       More vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC     Currently vulnerable to nonpayment, and dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC      Currently highly vulnerable to nonpayment.

C       Used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D       In payment default. Used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. Also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R.    Not Rated


Moody's

Investment Grade

Aaa Best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."
    Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure.

Aa  High quality by all standards. Margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be greater, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A   These bonds possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa These bonds are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured).
    Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Non-Investment Grade

Ba  These bonds have speculative elements; their future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.

B   These bonds lack the characteristics of a desirable investment (i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over any long period of time may be small).

Caa Bonds in this category have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

Ca  Speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating.

C   The lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch

Investment Grade

AAA HIGHEST CREDIT QUALITY.  'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  VERY HIGH CREDIT QUALITY.  'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A   HIGH CREDIT QUALITY.  'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB GOOD CREDIT QUALITY.  'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-
    grade category.

Speculative Grade

BB   SPECULATIVE.  'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B    HIGHLY SPECULATIVE.  'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met: however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, HIGH DEFAULT RISK.  Default is a real possibility. Capacity for meeting financial commitments is solely
CC,  reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of
C    some kind appears probable. 'C' ratings signal imminent default.

DDD, DEFAULT.  The ratings of obligations in this category are based on their prospects for achieving partial or full
DD,  recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative
D    and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD'
     indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

                       DESCRIPTION OF INSURANCE RATINGS

Moody's

   These ratings represent Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.


Aaa Insurance companies rated in this category offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa  These insurance companies offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A   Insurance companies rated in this category offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Insurance companies rated in this category offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba  Insurance companies rated in this category offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B   Insurance companies rated in this category offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa Insurance companies rated in this category offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca  Insurance companies rated in this category offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C   Insurance companies rated in this category are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

S & P

   An insurer rated "BBB" or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA Extremely Strong financial security characteristics. "AAA" is the highest Insurer Financial Strength Rating assigned by Standard & Poor's.

AA  Very Strong financial security characteristics, differing only slightly from those rated higher.

A   Strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB Good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher rated insurers.

An insurer rated "BB" or lower is regarded as having vulnerable characteristics that may outweigh its strength. "BB" indicates the least degree of vulnerability within the range; "CC" the highest.

BB  Marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B   Weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC Very Weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC  Extremely Weak financial security characteristics and is likely not to meet some of its financial commitments.

R   An insurer rated R is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR  Not Rated, which implies no opinion about the insurer's financial security.

Plus (+)
or
minus (-) Following ratings from "AA" to "CCC" show relative standing within the major rating categories.

Fitch

Insurer Financial Strength Ratings Definitions

   A Fitch insurer financial strength rating ("IFS rating") provides an assessment of the financial strength of an insurance organization, and its capacity to meet senior obligations to policyholders and contractholders on a timely basis. The IFS rating is assigned to the insurance organization itself, and no liabilities or obligations of the insurer are specifically rated unless otherwise stated (for example, Fitch may separately rate the debt obligations of an insurer). The IFS rating can be assigned to insurance and reinsurance companies in all insurance sectors, including the life & health, property & casualty, mortgage, financial guaranty and title insurance sectors, as well as managed care companies such as health maintenance organizations.

   The IFS rating uses the same ratings scale and symbols used by Fitch for its international ratings of long-term debt obligations and issuers. However, the definitions associated with the ratings reflect the unique aspects of the IFS rating within an insurance industry context. Ratings in the "AA" through "CCC" categories may be amended with a plus or minus sign to show relative standing within the major rating category. Ratings of "BBB-" and higher are considered to be "Secure", and those of "BB+" and lower are considered to be "Vulnerable".

AAA  EXCEPTIONALLY STRONG.  Companies assigned this highest rating are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors is expected to be extremely small.

AA   VERY STRONG.  Companies are viewed as possessing very strong capacity to meet policyholder and contract obligations. Risk factors are modest, and the impact of any adverse business and economic factors is expected to be very small.

A    STRONG.  Companies are viewed as possessing strong capacity to meet policyholder and contract obligations.
     Risk factors are moderate, and the impact of any adverse business and economic factors is expected to be small.

BBB  GOOD.  Companies are viewed as possessing good capacity to meet policyholder and contract obligations. Risk factors are somewhat high, and the impact of any adverse business and economic factors is expected to be material, yet manageable.

BB   Moderately Weak.  Companies are viewed as moderately weak with an uncertain capacity to meet policyholder and contract obligations. Though positive factors are present, overall risk factors are high, and the impact of any adverse business and economic factors is expected to be significant.

B    Weak.  Companies are viewed as weak with a poor capacity to meet policyholder and contract obligations. Risk factors are very high, and the impact of any adverse business and economic factors is expected to be very significant.

CCC, Very Weak.  Companies rated in any of these three categories are viewed as very weak with a very poor
CC,  capacity to meet policyholder and contract obligations. Risk factors are extremely high, and the impact of any
C    adverse business and economic factors is expected to be insurmountable. A "CC" rating indicates that some form of insolvency or liquidity impairment appears probable. A "C" rating signals that insolvency or a liquidity impairment appears imminent.

DDD, Distressed.  These ratings are assigned to companies that have either failed to make payments on their
DD,  obligations in a timely manner, are deemed to be insolvent, or have been subjected to some form of regulatory
D    intervention. Within the "DDD"-"D" range, those companies rated "DDD" have the highest prospects for resumption of business operations or, if liquidated or wound down, of having a vast majority of their obligations to policyholders and contractholders ultimately paid off, though on a delayed basis (with recoveries expected in the range of 90-100%). Those rated "DD" show a much lower likelihood of ultimately paying off material amounts of their obligations in a liquidation or wind down scenario (in a range of 50-90%). Those rated "D" are ultimately expected to have very limited liquid assets available to fund obligations, and therefore any ultimate payoffs would be quite modest (at under 50%).

                 Short-Term Insurer Financial Strength Ratings

   Fitch will only assign a ST-IFS rating to insurers that also have been assigned an IFS rating. Currently, ST-IFS ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

   The ST-IFS rating uses the same international ratings scale used by Fitch for short-term debt and issuer ratings. Ratings of "F1", "F2" and "F3" are considered to be "Secure", while those of "B" and below are viewed as "Vulnerable".

F1  STRONG.  Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-
    term obligations.

F2  MODERATELY STRONG.  Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.

F3  MODERATE.  Insurers are viewed as having a moderate capacity to meet their near-term obligations, and a near-
    term adverse change in business or economic factors would likely move the insurer to a "vulnerable' rating category.

B   WEAK.  Insurers are viewed as having a weak capacity to meet their near-term obligations.

C   VERY WEAK.  Insurers are viewed as having a very weak capacity to meet their near-term obligations.

D   DISTRESSED.  Insurers have either been unable to meet near-term obligations, or the failure to meet such obligations is imminent.

                     DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's

MIG1/VMIG1 Superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG2/VMIG2 Strong credit quality.  Margins of protection are ample although not so large as in the preceding group.

MIG3/VMIG3 Acceptable credit quality.  Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

SG         This denotes speculative quality.

S&P

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

SP-3 Speculative capacity to pay principal and interest.

                    DESCRIPTION OF PREFERRED STOCK RATINGS

Moody's


aaa Top-quality preferred stock.  This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa  High-grade preferred stock.  This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a   Upper-medium grade preferred stock.  While risks are judged to be somewhat greater than in the "aaa" and "aa"
    classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa Medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba  Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b   Lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca  Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c   Lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

      -SAI   /03

                             Registration Statement
                          of One Group(R) Mutual Funds
                                  on Form N-1A

PART C

     Item 23. Exhibits

(a) Amended and Restated Declaration of Trust dated as of February 18, 1999 is incorporated by reference to Exhibit (1) to the Registrant's Registration Statement on Form N-1A (filed March 12,
              1999).

(b) Code of Regulations as amended and restated as of October 25, 1990 is incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 39 (filed August 16, 1996) to Registrant's Registration Statement on Form N-1A.

(c)      Rights of Shareholders.

         The following portions of Registrant's Declaration of Trust incorporated as Exhibit (1) hereto, define the rights of shareholders:

     5.1      Shares in the Series or Classes of the Trust.

     A. The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series or classes of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into an unlimited number of full and fractional transferable Shares without par value. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

         Subject to the respective voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of each series of the Trust, the Trustees may, without Shareholder approval, divide the Shares of any series into two or more classes, Shares of each such class having such voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms applicable to Shares of such class as the Trustees may determine.

     B. The holder of each Share shall be entitled to one vote for each full Share, and a proportionate fractional vote for each fractional Share, irrespective of the series or class, then recorded in his name on the books of the Trust. On any matter submitted to a vote of Shareholders, all Shares then issued and outstanding and entitled to vote, irrespective of the series or class, shall be voted in the aggregate and not by series or class except: (1) as otherwise required by the Act; or (2) when the matter, as conclusively determined by the Trustees, affects only the interests of the Shareholders of a particular series or class of the Trust (in which case only Shareholders of the affected series or class shall be entitled to vote thereon).

     C. Shares of each series or class of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

              (1) Assets Belonging To a Series or Class. All consideration received by the Trust for the issue or sale of Shares of any series or class, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series or class. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series or class shall be allocated by the Trustees to one or more series or class (such allocation to be conclusive and binding upon the Shareholders of all series or class for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series or class. Such assets belonging to a particular series or class shall irrevocably belong for all purposes to the Shares of the series or class, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series or class. Shareholders of any series or class shall have no right, title or interest in or to the assets belonging to any other series or class.

              (2) Liabilities Belonging To a Series or Class. The assets belonging to any series or class of the Trust shall be charged with the direct liabilities in respect of such series or class and with all expenses, costs, charges, and reserves attributable to such series or class, and shall also be charged with the share of such series or class of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series or class in proportion to the relative net assets of the respective series or class, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series or class for all purposes; PROVIDED, HOWEVER, that under no circumstances shall the assets allocated or belonging to any series or class of the Trust be charged with liabilities directly attributable to any other series or class. The liabilities so charged to a series or class are herein referred to as "liabilities belonging to" such series or class. All persons who may have extended credit to a particular series or class or who have contracts or claims with respect to a particular series or class shall look only to the assets of that particular series or class for payment of such contracts or claims.

              (3) Liquidating Distributions. In the event of the termination of the Trust or a particular series or class thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series or class shall be entitled to receive out of the assets of the Trust or belonging to the particular series or class, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series or class of the Trust, the assets belonging to such series or class; and the assets so distributable to the Shareholders of any series or class shall be distributed among such Shareholders in proportion to the number of Shares of such series or class held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series or class of the Trust available for distribution, such distribution shall be made to the Shareholders of all series or class subject to such termination and winding up in proportion to the relative net assets of the respective series or class determined as hereinafter provided and the number of Shares of such series or class held by them and recorded in their names on the books of the Trust.

              (4) Dividends and Distributions. Shares of each series or class shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series or class, PROVIDED, HOWEVER, that dividends and distributions on Shares of a particular series or class shall be paid only out of the lawfully available "assets belonging to" such series or class as such term is defined in this Declaration of Trust.

     5.2 Purchase of Shares. The Trustees may accept investments in each series or class of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series or class of the Trust, at the net asset value per Share next computed after receipt of the investment.

     5.3 Net Asset Value Per Share. The net asset value per Share of each series or class of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and Exchange Commission received by the Trust, as the Trustees may determine.

     5.4 Ownership of Shares. The ownership of Shares shall be recorded separately with respect to each series or class on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such Shares, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series or class held by each Shareholder.

     5.5 Preemptive Rights. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

     5.6 Redemption of Shares. To the extent of the assets of the Trust legally available for such redemptions, a Shareholder of any series or class of the Trust shall have the right, subject to the provisions of Section
         5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series or class out of assets belonging to such series or class at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series or class of the Trust is $1,000 or less; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is $1,000 or less, and shall be allowed sixty days to make additional purchases of Shares of the appropriate series or class so that the value of his account will exceed $1,000 before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series or class of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series or class of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series or class of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series or class of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series or class thereof and of the Shareholders of the Trust or of such series or class in maintaining a constant net asset value per Share with respect to such series or class, redeem pro rata from each holder of record on such day such number of full and fractional Shares of such series or class as may be necessary to reduce the aggregate number of outstanding Shares of such series or class in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series or class of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series or class of the Trust may make payment in the assets belonging or allocable to such series or class, the value of which shall be determined as provided herein.

     5.7 Suspension of Right of Redemption. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series or class, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business on the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

     5.8 Conversion Rights. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series or class shall have the right to convert or exchange said Shares for or into Shares of one or more other series or class in accordance with such requirements and procedures as may be established from time to time by the Trustees.

     8.1 Voting Powers. The Shareholders shall have power to vote (a) for the election or removal of Trustees; (b) with respect to the amendment of this Declaration of Trust as provided in Section 10.8 hereof; (c) with respect to the approval of investment advisory and distribution agreements entered into on behalf of the Trust or one or more series or class thereof, and with respect to such other matters relating to the Trust as may be required by law, by this Declaration of Trust, the Regulations of the Trust, by any requirements applicable to or agreement of the Trust, and as the Trustees may consider desirable; and
         (d) to the same extent as the shareholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series or class shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series or class of the Trust in respect of which the Shareholder owns Shares. Every Shareholder of record shall have the right to one vote for every whole Share (other than Shares held in the treasury of the Trust) standing in his name on the books of the Trust, and to have a proportional fractional vote for any fractional Share, as to any matter on which the Shareholder is entitled to vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series or class, except (i) where required by the Act, Shares shall be voted by individual series or class, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series or class, then only the Shareholders of such affected series or class shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted to be taken by Shareholders by law, this Declaration of Trust, or the Regulations.

     8.2 Meetings. Meetings of Shareholders may be called by the Trustees as provided in the Regulations, and shall be called by the Trustees upon the written request of Shareholders owning at least twenty percent of the outstanding Shares entitled to vote.

     8.3 Quorum and Required Vote. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority of the Shares of each series or class outstanding and entitled to vote with respect to a matter appearing in person or by proxy; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by the Act to be taken by vote of all outstanding Shares of all series or class entitled to vote thereon, irrespective of series or class, a quorum shall consist of a majority of Shares (without regard to series or class) entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series or classes of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series or class so affected; and PROVIDED, FURTHER, that reasonable adjournments of such meeting until a quorum is obtained may be made by vote of the Shares present in person or by proxy. A majority of the Shares voted shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of this Declaration of Trust or the Regulations; PROVIDED, HOWEVER, that when any provision of law or of this Declaration of Trust requires the holders of Shares of any particular series or class to vote by series or class and not in the aggregate with respect to a matter, then the vote of the majority of the outstanding Shares of that series or class shall decide such matter insofar as that particular series or class shall be concerned.

     8.4 Shareholder Action By Written Consent. Any action which may be taken by Shareholders may be taken without a meeting if the holders of not less than two-thirds of the Shares entitled to be voted with respect to the matter consent to the action in writing and the written consent is filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

     8.5 Code of Regulations. The Regulations may include further provisions not inconsistent with this Declaration of Trust for Shareholders' meetings, votes, record dates, notices of meetings, and related matters.

     9.4 Limitation of Shareholder Liability. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series or class of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

                      "The names 'One Group(R) Mutual Funds' and 'Trustees of One Group(R) Mutual Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated May 23, 1985 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'One Group(R) Mutual Funds' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

         The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein, PROVIDED, HOWEVER, that a Shareholder of any series or class of the Trust shall be indemnified only from assets belonging to that series or class.

     9.5 Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

     9.6 Liabilities of a Series or Class. Liabilities belonging to any series or class of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series or class, or in connection with the management thereof, shall be paid only from the assets belonging to that series or class.

     10.3 Termination of Trust. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

     A. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convey the assets belonging to such series or class to another trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series or class then outstanding.

     B. The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convert into money all the assets belonging to such series or class. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class, the Trustees shall distribute the remaining assets belonging to such series or class ratably among the holders of the outstanding Shares of the series or class.

     C. Without the vote of a majority of outstanding Shares of any series or class of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series or classes into a single series or class if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series or class affected thereby.

     D. After the effective date of the determination of the Trustees under paragraph A or B above,

              (1) The Trust shall carry on no business relating to the assets of such series or class except for the purpose of winding up the affairs of such series or class.

              (2) The Trustees shall proceed to wind up the affairs of such series or class and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series or class shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series or class, to collect assets of such series or class, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such series or class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series or class.

         Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series or class of the Trust. Such termination shall be effective upon filing with the

         State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series or class and the right, title and interest of all parties shall be cancelled and discharged with respect to such series or class. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the State Secretary of the Commonwealth of Massachusetts as provided in this Title X.

     10.8 Amendment Procedure.

     A. This Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares of each series affected thereby (as the Trustees shall determine) or by any larger vote as may be required by any provisions of applicable law.

     B. Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

     C. The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing to do so.

The following portions of Registrant's Code of Regulations incorporated as Exhibit (2) hereto, define the rights of shareholders:

     1.1 Place. An Annual Meeting of Shareholders may be held for a calendar year if called by the Trustees acting in their sole discretion, and any such annual or Special Meetings of Shareholders shall be held at such place, date, and time as the Trustees may designate.

     1.2 Special Meeting. Special Meetings of Shareholders may be called by the Trustees, and shall be called by the Trustees upon the written request of holders of at least twenty percent of the outstanding units of beneficial interest in the Trust ("Shares") entitled to vote.

     1.3 Notice. Written notice, stating the place, day and hour of each meeting of Shareholders and, in the case of Special Meetings, the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law.

     1.4 Shareholder's List. The officer or agent having charge of the transfer books for shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

     1.5 Record Date. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders, or the date fixed for the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting, or entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be. In such case, only such Shareholders as shall be shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting or to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date, as aforesaid.

     3.1 Form. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust.

     3.2 Waiver. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the record of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

(d)(1) Investment Advisory Agreement dated January 11, 1993 between Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 27 (filed March 17, 1993) to Registrant's Registration Statement on Form N-1A.



(d)(2) Amended and Restated Schedule A dated May 15, 2003 to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation is filed herewith.



 (d)(3) Sub-Investment Advisory Agreement, dated as of March 31, 2003 between Banc One Investment Advisors Corporation and Banc One High Yield Partners, LLC with respect to One Group High Yield Bond Fund is filed herewith.

(d)(4) Sub-Investment Advisory Agreement, dated as of March 31, 2003 between Banc One Investment Advisors Corporation and Banc
                  One High Yield Partners, LLC with respect to One Group Income Bond Fund is filed herewith.


(e)(1) Amended and Restated Distribution Agreement dated April 1, 2002, as amended May 15, 2003, between One Group Mutual Funds and One Group Dealer Services, Inc. is filed herewith.


(e)(2) Revised Schedules A dated May 15, 2003 to the Distribution Agreement between One Group Mutual Funds and One Group Dealer Services, Inc. is filed herewith.

(e)(3) Revised Schedules B-E dated February 13, 2003 to the Distribution Agreement between One Group Mutual Funds and One Group Dealer Services, Inc. are filed herewith.

(e)(4) Form of Mutual Fund Sales and Service Agreement (Dealers Agreement) between One Group Dealer Services, Inc., One Group Administrative Services, Inc., and various Financial Institutions, is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(5) Form of Privacy/Joint Marketing Addendum to Mutual Fund Sales and Service Agreement is incorporated by reference to Exhibit
                  (e)(4) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(e)(6) Mutual Fund Sales and Service Agreement for Registrant dated April 1, 2002 between One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Securities Corporation is incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(7) Mutual Fund Sales and Service Agreement (Dealers Agreement) dated as of April 1, 2002 between One Group Dealer Services, Inc, One Group Administrative Services, Inc. and Bank One Trust Company, N.A. is incorporated by reference to Exhibit
                  (e)(6) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(e)(8) Selected Dealer Agreement dated as of April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith Incorporated and One Group Dealer Services, Inc. is filed herewith.

(e)(9) Supplement to the Sales and Services Agreement dated as of March 31, 2002 between Raymond James Financial Services, Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(10 Supplement to the Sales and Services Agreement dated as of March 31, 2002 between Raymond James & Associates, Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(11) Mutual Fund Dealer Agreement dated as of April 2, 2002 between Salomon Smith Barney Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(10) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(12) Agreement dated as of March 28, 2001 between American Express Financial Advisors Inc. and The One Group Services Company is incorporated by reference to Exhibit (e)(11) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(13) Form of Mutual Fund Sales and Service Agreement dated as of April 1, 2002 between American Express Financial Advisors Inc., One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(12) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(14) Mutual Fund Sales and Service Agreement dated as of April 4, 2002 between Transamerica Life Insurance and Annuity Company, One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(13) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(15) Mutual Fund Distribution Agreement dated as of June 7, 2002 between T. Rowe Price Brokerage and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(14) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(16) Mutual Fund Sales and Service Agreement dated as of June 21, 2002 between Eastern Michigan Bank, One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(15) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(e)(17) Mutual Fund Sales and Service Agreement dated as of January 2, 2003 between Hewitt Financial Services LL, One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is filed herewith.

(e)(18) Mutual Fund Sales and Service Agreement dated as of April 16, 2003 between Goldman, Sachs & Co., One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is filed herewith.

(e)(19) Addendum to the Mutual Fund Sales and Service Agreement dated April 16, 2003 between One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Goldman, Sachs & Co. is filed herewith.

(f) Amended and Restated Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust is incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.


(g)(1) Custodian Contract dated as of April 11, 2001 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(g)(2) Form of Privacy Addendum to Custody Agreement dated April 11, 2001 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.


(g)(3) Sub-Custodian Agreement between State Street Bank and Trust Company, Bank One Trust Company, N.A. and One Group Mutual Funds is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

(g)(4) First Amendment to the Subcustodian Agreement dated as of December, 1996 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and One Group Mutual Funds is incorporated by reference to Exhibit (8)(d) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(g)(5) International Securities Lending Subcustodian and Services Agreement, dated December 29, 1997 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and One Group Mutual Funds is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 44 (filed June 5, 1998) to the Registrant's Registration Statement on Form N-1A.

(g)(6) Sub-Custodian Agreement dated as of March 19, 1999, between State Street Bank and Trust Company, Bank One Trust Company, N.A. (as successor to NBD Bank) and One Group Mutual Funds is incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No.49 (filed April 27, 1999) to the Registrant's Registration Statement on Form N-1A.

(h)(1) Management and Administration Agreement dated November 1, 2000 between One Group Mutual Funds and One Group Administrative Services, Inc. is incorporated by reference to Exhibit
                  (h)(1)to Post-Effective Amendment No. 53 (filed October 30,
                  2000) to Registrant's Registration Statement on Form N-1A.

(h)(2) Privacy Addendum dated August 17, 2001 to the Management and Administration Agreement dated November 1, 2000 between One Group Mutual Funds and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.


(h)(3) Amended Schedule A dated May 15, 2003, to the Management and Administration Agreement between One Group Mutual Funds and One Group Administrative Services, Inc. is filed herewith.

(h)(4) Fund Accounting and Related Services Agreement dated November 1, 2000 between the One Group Administrative Services, Inc. and BISYS Fund Services, Inc. is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(5) Amended Schedule A dated November 29, 2000 to the Fund Accounting and Related Services Agreement dated November 1, 2000 between the One Group Administrative Services, Inc. and BISYS Fund Services, Inc. is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.


(h)(6) Transfer Agency and Service Agreement dated as of April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit h(3) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(7) Amended Schedule A dated as of May 15, 2002 to Transfer Agency and Services Agreement dated April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is filed herewith.

(h)(8) Amendment and Revised Schedule 3.1 dated as of April 1, 2002 to Transfer Agency and Services Agreement dated April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is filed herewith.

 (h)(9) Delegation Amendment dated as of July 30, 2003 to Transfer Agency and Services Agreement dated April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is filed herewith.

(h)(10) Form of Privacy Addendum to Transfer Agency and Service Agreement dated as of April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(11) Amended Schedule A to the Transfer Agency and Services Agreement dated as of April 1, 2000 is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(12) Form of Sub-Transfer Agency Agreement is incorporated by reference to Exhibit (9)(dd) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

 (h)(13) Agency Services and Delegation Agreement between INVESCO Retirement Plan Services, a division of INVESCO Funds Group and Registrant dated January 1, 1998 is incorporated by reference to Exhibit (10)(j) to Registrant's Registration Statement on Form N-14 (filed on May 29, 1998).

(h)(14) Amendment to Agency and Services Delegation Agreement between INVESCO Retirement Plan Services, a division of INVESCO Funds Group and Registrant is incorporated by reference to Exhibit
                  (e)(6) to Post-Effective Amendment No. 50 (filed August 26,
                  1999) to Registrant's Registration Statement on Form N-1A.

(h)(15) Operating Agreement dated as of June 6, 1997 between One Group Mutual Funds and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(m) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(16) Amendment dated May 23, 2002 to the Operating Agreement dated as of June 6, 1997 between One Group Mutual Funds and Charles Schwab & Co., Inc. is incorporated by reference to Exhibit
                  (h)(13) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(h)(17) Retirement Plan Same Day Exchange Processing Amendment dated as of April 1, 2002 to Operating Agreement dated as of June 6, 1997 between Charles Schwab & co., Inc. and One Group Mutual Funds is filed herewith.

(h)(18) Sub-Transfer Agency Agreement between One Group Mutual Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(19) Services Agreement dated as of April 1, 2002 between One Group Mutual Funds, Bank One Trust Company, NA, Scudder Investments Services Company, Scudder Distributors, Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit
                  (h)(15) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(h)(20) Sub-Transfer Agency Agreement dated June 30, 1999 between Nationwide Investment Services and One Group Mutual Funds is incorporated by reference to Exhibit (h)(33) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(21) FundVest Institutional No Transaction Fee Agreement dated as of March 20, 2002 between Pershing Division of Donaldson Lufkin & Jenrette Securities Corporation, One Group Dealer Services, Inc., and One Group Mutual Funds is incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(22) Sub-Transfer Agency Agreement dated March 1, 2000 between Ceridian Retirement Plan Services and One Group Mutual Funds is incorporated by reference to Exhibit h(35) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(23) Amendment dated as of October 15, 2002 to Sub-Transfer Agency Agreement dated as of March 1, 2000 between Ceridian Retirement Plan Services and One Group Mutual Funds is filed herewith.

(h)(24) Sub-Transfer Agency Agreement dated March 30, 2000 between National Deferred Compensation, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit h(36) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(25) Processing Agreement by and between Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation and The One Group dated as of February, 1999 is incorporated by reference to Exhibit (6)(f) to Registrant's Registration Statement on Form N-1A (filed March 12, 1999).

(h)(26) Agency Services and Delegation Agreement dated January 1, 1996 between One Group Mutual Funds and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

(h)(27) Amendment to Agency Services and Delegation Agreement between Registrant and BISYS Qualified Plan Services is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(28) Sub-Transfer Agency Agreement dated as of April 1, 2002 between American Century, One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(29) Sub-Transfer Agency Agreement dated February 1, 2001 between First Union National Bank and One Group Mutual Funds is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.


(h)(30) Sub-Transfer Agency Agreement dated January 31, 2001 between Matrix Settlement & Clearance Services, LLC, Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.


(h)(31) Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc. (FIIOC), Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit
                  (h)(27) to Post-Effective Amendment No. 56 (filed August 17,
                  2001) to Registrant's Registration Statement on Form N-1A.


(h)(32) Funds Trading Agreement dated as of August 21, 2000 between Fidelity Investments Institutional Operations Company, Inc. (FIIOC), Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit
                  (h)(28) to Post-Effective Amendment No. 56 (filed August 17,
                  2001) to Registrant's Registration Statement on Form N-1A.


(h)(33) First Amendment dated as of February 11, 2002 to Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is filed herewith.


(h)(34) Second Amendment dated as of November 15, 2002 to Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is filed herewith.


(h)(35) Supplement to Funds Trading Agreement dated February 22, 2001 to Funds Trading Agreement dated as of August 21, 2000 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is filed herewith.


(h)(36) Form of Late Order Processing Agreement is incorporated by reference to Exhibit (9)(ee) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(37) Late Order Processing Agreement dated as of September 29, 2000 between American General (VALIC) Retirement Services Co. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(37) to Post-Effective Amendment No. 52 (filed
                  June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(38) Late Order Processing Agreement dated April 6,2000 between Security Trust Company and One Group Mutual Funds is incorporated by reference to Exhibit (h)(38) to Post-Effective Amendment No. 52 (filed June 2,
          2000) to Registrant's Registration Statement on Form N-1A.

(h)(39) Recordkeeping and Late Trading Agreement between Registrant and Bank One Trust Company, NA is incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 51 (filed October 22, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(40) Late Order Processing Agreement dated September 1, 2000, between American Century and One Group Mutual Funds is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(41) Agency Agreement dated as of March 18, 1997 between Pegasus Funds, BISYS Fund Services, Inc. and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(v) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(42) Amendment dated April 1, 1999, to the Agency Agreement dated as of March 18, 1997 between Pegasus Funds and BISYS Qualified Plan Services, Inc. is incorporated by reference to Exhibit (9)(w) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(43) Agency Agreement dated as of March 11, 1997 between Pegasus Funds and Bank One Trust Company, N.A. (as successor to NBD Bank) is incorporated by reference to Exhibit (9)(x) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(44) Amendment to the Agency Agreement dated as of March 11, 1997 between Pegasus Funds and NBD Bank is incorporated by reference to Exhibit
          (9)(y) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant's Registration Statement on Form N-1A.

(h)(45) Agency Services Agreement dated as of August 2, 2002 between One Group Mutual Funds and Putnam Fiduciary Trust Company is filed herewith.

(h)(46) Late Order Processing Agreement dated November 25, 1999 between Capstone Financial Group, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (e)(11) to Post-Effective Amendment 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(47) Sub-Transfer Agency Agreement dated February 20, 1999 between Advisory Services Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (h)(40) to Post-Effective Amendment 57 (filed October 30, 2002) to Registrant's Registration Statement on
          Form N-1A.

(h)(48) Sub-Transfer Agency Agreement dated as of December 1, 2001 between American General Retirement Services Co., Banc One Investment Advisors Corporation, and One Group Mutual Funds is incorporated by reference to Exhibit (h)(41) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(49) Sub-Transfer Agency Agreement dated as of August 28, 2002 between Fringe Benefit Design of Minnesota, Banc One Investment Advisors Corporation, and One Group Mutual Funds is incorporated by reference to Exhibit (h)(42) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(50) Sub-Transfer Agency Agreement dated as of June 7, 2002 between CompuSys of Utah and One Group Mutual Funds is incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(51) Recordkeeping Agreement for Defined Contribution Plans dated as of November 21, 2002 between Hewitt Associates LLC and One Group Mutual Funds is filed herewith.

(h)(52) Form of Trust Fund/SERV Agreement is incorporated by reference to Exhibit (h)(44) to Post-Effective Amendment No. 57 (filed October 30,
          2002) to Registrant's Registration Statement on Form N-1A.

(h)(53) Trust Fund/SERV Agreement dated (h)(45), 2002 between One Group Dealer Services, Inc. and The Depository Trust Company is incorporated by reference to Exhibit (h)(45) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(54) Trust Fund/SERV Agreement dated July 1, 2002 between One Group Mutual Funds and Allfirst Trust Company is incorporated by reference to Exhibit (h)(46) to Post-Effective Amendment No. 57 (filed October 30,
          2002) to Registrant's Registration Statement on Form N-1A.

(h)(55) Trust Fund/SERV Agreement dated July 26, 2002 between One Group Mutual Funds and ABN Amro Trust Services is incorporated by reference to Exhibit (h)(47) to Post-Effective Amendment No. 57 (filed October 30,
          2002) to Registrant's Registration Statement filed on Form N-1A.

(h)(56) Trust Fund/SERV Agreement dated April 15, 2002 between One Group Mutual Funds and Mid Atlantic Capital Corp. is incorporated by reference to Exhibit (h)(48) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement filed on Form N-1A.

(h)(57) Trust Fund/SERV Agreement and Supplement to Trust Fund/SERV Agreement dated as of November 22, 2002 between MFS Heritage Trust Company, MFS Retirement Services, Inc., One Group Dealer Services, Inc. and One Group Mutual Funds is filed herewith.

(h)(58) Trust Fund/SERV Agreement dated July 23, 2002 between One Group Mutual Funds and Benefit Plan Consultants, Inc. is incorporated by reference to Exhibit (h)(49) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(59) Trust Fund/SERV Agreement dated July 29, 2002 between National Pension Plans, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(50) to Post-Effective Amendment No. 58 (filed December 18,
          2002) to Registrant's Registration Statement on Form N-1A.

(h)(60) Trust Fund/SERV Agreement dated July 23, 2002 between Retirement Plan Consultants, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(51) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(61) Recordkeeping Agreement dated as of January 1, 2002 between One Group Administrative Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(49) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement filed on Form N-1A.

(h)(62) Services Agreement dated as of January 16, 2002 between SEI Investments Distribution Company, Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (h)(50) to Post-Effective Amendment No. 57 (filed October 30,
          2002) to Registrant's Registration Statement filed on Form N-1A.

(h)(63) Recordkeeping and Sub-Transfer Agency Services Agreement dated April 4, 2002 between One Group Mutual Funds, Banc One Investment Advisors Corporation and Transamerica Life Insurance and Annuity Company is incorporated by reference to Exhibit (h)(51) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement filed on Form N-1A.

(h)(64) Form of Shareholder Services Agreement (Class S shares) between One Group Mutual Funds and various service organizations is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(65) Amended Schedule A to the Form of Shareholder Services Agreement (Class S Shares) between One Group Mutual Funds and various service organizations is filed herewith.

(h)(66) Shareholder Services Agreement (Class S Shares) dated March 21, 2000 between One Group Mutual Funds and Bank One Corporation is incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(67) Shareholder Services Agreement (Class S Shares) dated May 26, 2000 between One Group Mutual Funds and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(68) Shareholder Services Agreement (Class S Shares) dated June 22, 2000 between One Group Mutual Funds and Advanced Asset Management Advisors is incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

(h)(69) Shareholder Services Agreement (Class S Shares) dated April 6, 2001 between One Group Mutual Funds and Banc One Securities Corporation is incorporated by reference to Exhibit (h)(40) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(70) Shareholder Services Agreement (Class S Shares) dated July 7, 2001 between One Group Mutual Funds and Banc One Capital Markets is incorporated by reference to Exhibit (h)(41) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(71) Shareholder Services Agreement (Class S and Administrative Class Shares) dated as of October 25, 2002 between One Group Mutual Funds and Janney Montgomery Scott LLC is filed herewith.

(h)(72) Shareholder Services Agreement (Class S and Administrative Class Shares) dated as of December 4, 2002 between One Group Mutual Funds and Summit Capital Management, Inc. is filed herewith.

(h)(73) Form of Shareholder Services Agreement (Administrative Class Shares) between One Group Mutual Funds and various service organizations is incorporated by reference to Exhibit (h)(42) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(74) Amended Schedule A to the Form of Shareholder Services Agreement (Administrative Class Shares) between One Group Mutual Funds and various service organizations is filed herewith.

(h)(75) Shareholder Services Agreement (Administrative Class Shares) dated as of February 7, 2002 between One Group Mutual Funds and Banc One Capital Markets, Inc. is incorporated by reference to Exhibit (h)(59)to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(76) Shareholder Services Agreement (Administrative Class Shares) dated as of October 1, 2001 between One Group Mutual Funds and Banc One Securities Corporation is incorporated by reference to Exhibit (h)(60)to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(77) Shareholder Services Agreement (Administrative Class Shares) dated as of November 7, 2001 between One Group Mutual Funds and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (h)(61) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(78) Agreement dated as of June 30, 2001_ between One Group Mutual Funds, One Group Administrative Services, Inc. and Board of Trading Clearing Corporation is incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(79) Securities Lending Agreement for Non-ERISA Accounts dated as of August 1995 between One Group Mutual Funds, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(p) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(80) Amendment to Securities Lending Agreement for Non-ERISA Accounts dated as of January 21, 1997 between One Group Mutual Funds, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit
                  (9)(q) to Post Effective Amendment No. 45 (filed August 26,
                  1998) to Registrant's Registration Statement on Form N-1A.

(h)(81) Securities Lending Agreement for Non-ERISA Accounts (Foreign Securities) dated as of January 8, 1998 between One Group Mutual Funds, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(s) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(82) Amendment to the Securities Lending Agreement (Foreign Securities) effective May 21, 1998 is incorporated by reference to Exhibit (9)(t) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(83) Second Amendment to the Securities Lending Agreement (Domestic Securities), effective May 21, 1998, between One Group Mutual Funds, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(r) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(h)(84) Services Agreement dated as of June, 2001 between Chicago Mercantile Exchange, Inc., the Chicago Mercantile Exchange Shareholder Servicing LLC, Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (m)(34) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant's Registration Statement on Form N-1A.

(h)(85) Agreement dated as of October 16, 2002 between One Group Mutual Funds, One Group Administrative Services, Inc and the New York Mercantile Exchange is filed herewith.

(h)(86) Recordkeeping Agreement dated as of November 11, 2002 between Security Trust Company and One Group Mutual Funds is filed herewith.

(h)(87) Shareholder Servicing Agreement dated as of August 1, 2002 between Brown Brothers Harriman & Co., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(72) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant's Registration Statement on Form N-1A.

(h)(88) Agency Agreement dated as of November 8, 2002 between The Vanguard Group Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(73) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant's Registration Statement on Form N-1A.

(i)               Opinion and consent of counsel is filed herewith.

(j)(1)            Consent of PricewaterhouseCoopers LLP is filed herewith.

(j)(2)            Consent of Ropes & Gray LLP is filed herewith.

(k)               None

(l) Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant's Registration Statement on Form N-1A.

(m)(1) Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class Shares dated November 1, 1993, as amended and restated November 15,2001, between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(2) Distribution and Shareholder Services Plan - Class B and Class C Shares dated January 1, 1994, as amended November 15, 2001, between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(3) Form of Privacy/Joint Marketing Addendum to Shareholder Servicing Agreement is incorporated by reference to Exhibit
                  (m)(6) to Post-Effective Amendment No. 56 (filed August 17,
                  2001) to Registrant's Registration Statement on Form N-1A.

(m)(4) Form of Agency Agreement dated as of March 31, 2002 between American General Retirement Services Co. (VALIC), One Group Mutual Funds and The One Group Dealer Services Inc. is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(5) Agency Agreement dated November 25, 1999 between Capstone Financial Group, Inc., One Group Mutual Funds and One Group Services Company is incorporated by reference to Exhibit e(11) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(6) Agency Agreement dated April 6, 2000 between Security Trust Company, One Group Mutual Funds and The One Group Services Company is incorporated by reference to Exhibit e(12) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.

(m)(7) Fund Circuit Program Services Agreement dated March 31, 2002 between Bear Sterns Securities Corporation, One Group Dealer Services, Inc., Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit
                  (m)(7) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(m)(8) Services Agreement dated April 1, 2002 between Fidelity Brokerage Services LLC, National Financial Services LLC, One Group Mutual Funds, and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(8) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(9) Shareholder Services Agreement (Cash Sweep) dated April 1, 2002 One Group Dealer Services, Inc. and Bank One Corporation is incorporated by reference to Exhibit (m)(9) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.


(m)(10) Services Agreement dated as of April 1, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc. and Charles Schwab & Company, is incorporated by reference to Exhibit
                  (m)(10) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.


(m)(11) Amendment to Services Agreement dated as May 23, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc. and Charles Schwab & Co., Inc. is incorporated by reference to Exhibit (m)(11) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(12) Retirement Plan Shares Amendment to Services Agreement dated September 12, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc., and Charles Schwab & Co., Inc. is incorporated by reference to Exhibit (m)(12) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(13) One Group Fund Alliance Agreement dated April 1, 2002 by and between One Group Mutual Fund, One Group Dealer Services, Inc. and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (m)(13) to Post-Effective Amendment No.57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.


(m)(14) Anti-Money Laundering Addendum dated as of July 30, 2002 to the One Group Fund Alliance Agreement dated April 1, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc. and Putnam Fiduciary Trust Company is filed herewith.

(m)(15) Expediter Mutual Fund Services (Agency) Agreement dated April 1, 2002 between SunGard Investment Products, Inc., One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (m)(14) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(16) Financial Services (Agency) Agreement dated April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith, Inc. and One Group Dealer Services, Inc. is filed herewith.

(m)(17) Fee-Based Programs Agreement dated as of April 1, 2002 between One Group Dealer Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated is filed herewith.

(m)(18) Supplemental Dealer Agreement (Agency) dated April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith, Inc., One Group Dealer Services, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (m)(16) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(19) Participation Agreement dated as of April 1, 2002 between Edgewood Services, Inc., One Group Dealer Services, Inc., and One Group Mutual Funds is incorporated by reference to Exhibit
                  (m)(17) to Post-Effective Amendment No. 57 (filed October 30,
                  2002) to Registrant's Registration Statement on Form N-1A.

(m)(20) Shareholder Services (Agency) Agreement dated as of April 1, 2002 between First Trust Corporation, One Group Dealer Services, Inc., and One Group Mutual Funds is incorporated by reference to Exhibit (m)(18) to Post-Effective Amendment
                  No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(21) Agency Agreement dated April 1, 2002 between Expert Plan.Com, One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (m)(19) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(22) Participation (Agency) Agreement dated April 1, 2002 between Salomon Smith Barney, Inc., One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (m)(20) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(23)           Mutual Fund Service Agreement dated July 19, 2001 between A.G.
                  Edwards & Sons, Inc., The One Group Services Company and One Group Mutual Funds is incorporated by reference to Exhibit
                  (m)(33) to Post-Effective Amendment No. 56 (filed August 17,
                  2001) to Registrant's Registration Statement on
                  Form N-1A.

(m)(24) Form of Agreement dated March 31, 2002 between VALIC Financial Advisors, Inc. ("VALIC") and One Group Dealer Services Inc. is incorporated by reference to Exhibit (m)(22) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(25) Services Agreement dated March 1, 2002 between Mellon Bank, N.A., Dreyfus Services Corporation, Boston Safe Deposit Trust Company, One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(23) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(m)(26) Agency Trading Agreement dated August 14, 2001, as amended April 1, 2002 between Key Bank National Association, One Group Mutual Funds, One Group Dealer Services, Inc. and Banc One Investment Advisor Corporation is incorporated by reference to Exhibit (m)(24) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant's Registration Statement on Form N-1A.

(n) Multiple Class Plan for One Group Mutual Funds adopted by the Board of Trustees on May 22, 1995, as amended May 15, 2003 filed herewith.


(p)(1) One Group Mutual Funds and One Group Investment Trust Code of Ethics is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant's Registration Statement on Form N-1A.


(p)(2) Policy 4.05 Personal Trading, as revised May 15, 2003, from Banc One Investment Advisors Corporation's Compliance Manual is filed herewith.


(p)(3) Policy 4.02 Employee Brokerage Accounts as amended August 18, 2000, from Banc One Investment Advisors Corporation's Compliance Manual is incorporated by reference to Exhibit
                  (p)(3) to Post-Effective Amendment No. 54 (filed November 14,
                  2000) to Registrant's Registration Statement on Form N-1A.


(p)(4) Sections 10-12 of the Written Supervisory Procedures for One Group Dealer Services, Inc, as revised on October 1, 2002, are filed herewith.


(p)(5) Code of Ethics for Banc One High Yield Partners, LLC, Pacholder & Company, LL and Pacholder Associates, LLC dated as of October 2000 is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant's Registration Statement on Form N-1A.

Item 24. Persons Controlled by or under Common Control with Registrant

As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.

Item 25. Indemnification.

                  Article IX, Section 9.2 of the Registrant's Declaration of Trust, incorporated as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodians, investment advisers, administrator, and transfer agents is provided for in the Registrant's respective Agreements with those service providers as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, the Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisers

                  Banc One Investment Advisors Corporation ("Banc One Investment Advisors") performs investment advisory services for all of the Funds of The One Group. Banc One High Yield Partners, LLC provides investment advisory services for the High Yield Bond Fund and Income Bond Fund.

                  Banc One Investment Advisors is an indirect wholly owned subsidiary of Bank One Corporation, a bank holding company incorporated in the state of Delaware. Bank One Corporation now operates affiliate banking organizations in Arizona, Colorado, Florida, Illinois, Indiana, Kentucky, Louisiana, Michigan, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, Bank One Corporation has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

                  To the knowledge of Registrant, none of the directors or officers of Banc One Investment Advisors, or Banc One High Yield Partners, LLC, except as set forth or incorporated herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of Banc One Investment Advisors who are engaged in any other business, profession, vocation or employment of a substantial nature.



                                                Banc One Investment Advisors

Position with Banc                              Other
One Investment Advisors                         Substantial Occupation                  Type of Business
-----------------------                         ----------------------                  ----------------
David J. Kundert, Chairman,                     Executive Vice President,               Investment
President, and CEO                              Bank One Corporation
                                                1111 Polaris Parkway
                                                Columbus, Ohio 43271

William T. Norris, Director                     None                                    Investment
and Vice - President

Position with Banc                              Other
One Investment Advisors                         Substantial Occupation                  Type of Business
-----------------------                         ----------------------                  ----------------
                                                Senior Vice President
                                                Bank One Corporation
                                                1111 Polaris Parkway
                                                Columbus, Ohio 43271

                                                President
                                                One Group Mutual Funds
                                                1111 Polaris Parkway
                                                Columbus, Ohio 43271

                                                President
                                                One Group Dealer Services, Inc.
                                                1111 Polaris Parkway
                                                Columbus, Ohio 43271

Mark A. Beeson, Director                        President, One Group                    Investment
                                                Administrative Services, Inc.
                                                1111 Polaris Parkway
                                                Columbus, Ohio 43271

Gary Madich, Director and                       None                                    Investment
Senior Vice President

Lawrence E. Baumgartner, Director               None                                    Investment
and Chief Equity Investment Officier

John Abunassar, Director and                    None                                    Investment
Managing Director



The principal business address of the principal executive officer and directors of Banc One Investment Advisors is 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211.
                                      26

Banc One High Yield Partners, LLC


         Banc One High Yield Partners, LLC ("Banc One Partners") is the Sub-Investment Advisor to the High Yield Bond Fund and the Income Bond Fund. Banc One Partners, a limited liability company organized under the laws of Ohio, provides investment advice to the High Yield Bond Fund. Set forth below are the names and principal businesses of the managers and investment officers of Banc One Partners who are engaged in any other business, profession, vocation or employment of a substantial nature.



Position with                                   Other Substantial                                  Type of
Banc One Partners                               Occupation                                         Business
-----------------                               ----------                                         --------
James P. Shanahan, Manager                      Pacholder Associates,                              Investment
                                                Inc., Managing Director
                                                & General Counsel, 8044
                                                Montgomery Road, Suite
                                                #382, Cincinnati, Ohio
                                                45236

William J. Morgan, Vice President-              Pacholder Associates,                              Investment
Portfolio Manager and Manager                   Inc., President, 8044
                                                Montgomery Road, Suite
                                                #382, Cincinnati, Ohio
                                                45236

Mark A. Beeson, Chairman,                       One Group Administrative                           Investment
CEO and Manager                                 Services, Inc., Chief
                                                Executive Officer and
                                                President, 1111 Polaris
                                                Parkway, Columbus,
                                                Ohio 43271

Richard Jandrain, Manager                       Banc One Investment                                Investment
                                                Advisors, Senior
                                                Managing Director, 1111
                                                Polaris Parkway, Columbus,
                                                Ohio 43271

Gary Madich, Manager                            Banc One Investment                                Investment
                                                Advisors, Senior
                                                Managing Director, 1111
                                                Polaris Parkway, Columbus,
                                                Ohio 43271

James E. Gibson, Vice President-                Pacholder Associates, Inc.,                        Investment
Senior Analyst                                  Executive Vice President,
                                                8044 Montgomery Road,
                                                Suite #382, Cincinnati,
                                                Ohio 45236

Item 27. Principal Underwriters


         (a) One Group Dealer Services, Inc. acts as distributor for the shares of the Registrant.

         (b) The directors and officers of One Group Dealer Services, Inc. are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, Ohio 43271.




                                            Positions and Offices
                                            With One Group Dealer
Name                                        Services, Inc.                              Positions With Registrant
----                                        --------------                              -------------------------
David J. Kundert                            Director                                    None

Mark A. Beeson                              Director, CEO and President                 President

Robert L. Young                             Vice President and Treasurer                Vice President and Treasurer

Michael V.Wible                             Secretary                                   Secretary

Jessica K. Ditullio                         Assistant Secretary                         Assistant Secretary

Susan Canning                               Assistant Secretary                         None

Charles Wooding                             Assistant Treasurer                         None

Christopher Mohr                            Assistant Treasurer                         None


(c)      Not applicable.

Item 28. Location of Accounts and Records

         (1) Banc One Investment Advisors Corporation, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 (records relating to its functions as Investment Adviser).

         (2) Banc One High Yield Partners, LLC, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 and 8044 Montgomery Road, Suite #382, Cincinnati,

                 Ohio 45236 (records relating to its functions as Sub-Investment Advisor to the High Yield Bond Fund and the Income Bond Fund).


         (3) One Group Dealer Services, Inc., 1111 Polaris Parkway, Columbus, OH 43271 (records relating to its functions as Distributor for all Funds).


         (4) One Group Administrative Services, Inc. Company, 1111 Polaris Parkway, Columbus, OH 43271-1235(records relating to its functions as Administrator for all Funds).

         (5) State Street Bank and Trust Company, 470 Atlantic Avenue, Fifth Floor, Boston, MA 02205-9087 (records relating to its functions as custodian and transfer agent to all Funds).

         (6) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (Declaration of Trust, Code of Regulations, and Minute Books).

Item 29. Management Services

         N/A

Item 30. Undertakings

                 The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                 The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant's latest annual report to shareholders relating to that fund upon request and without charge.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 59 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C. on the 15th day of May, 2003.


                                             One Group(R) Mutual Funds
                                             (Registrant)

                                             By: /s/ Mark A. Beeson
                                             --------------------------------
                                                 *Mark A. Beeson

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



Signature                                                  Title                                        Date
---------                                                  -----                                        ----
/s/ MARK A. BEESON                                        President                                 May 15, 2003
--------------------------------------------
*Mark A. Beeson

/s/ PETER C. MARSHALL                                     Trustee                                   May 15, 2003
--------------------------------------------
*Peter C. Marshall

/s/ FREDERICK W. RUEBECK                                  Trustee                                   May 15, 2003
--------------------------------------------
*Frederick W. Ruebeck

/s/ ROBERT A. ODEN                                        Trustee                                   May 15, 2003
--------------------------------------------
*Robert A. Oden

/s/ JOHN F. FINN                                          Trustee                                   May 15, 2003
--------------------------------------------
*John F. Finn

/s/ MARILYN MCCOY                                         Trustee                                   May 15, 2003
--------------------------------------------
*Marilyn McCoy

/s/ DONALD L. TUTTLE                                      Trustee                                   May 15, 2003
--------------------------------------------
*Donald L. Tuttle

/s/ JULIUS L. PALLONE                                     Trustee                                   May 15, 2003
--------------------------------------------
*Julius L. Pallone

/s/ ROBERT L. YOUNG                                       Treasurer                                 May 15, 2003
--------------------------------------------
*Robert L. Young

*By: /s/ ALAN G. PRIEST
--------------------------------------------
Alan G. Priest



Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                               POWER OF ATTORNEY


         Mark A. Beeson, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: August 14, 2002


                                                        /s/ Mark A. Beeson
                                                        ------------------------
                                                        Mark A. Beeson

                               POWER OF ATTORNEY


        Peter C. Marshall, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: August 14, 2002

                                                      /s/ Peter C. Marshall
                                                      -----------------------
                                                      Peter C. Marshall

                               POWER OF ATTORNEY


        Frederick W. Ruebeck, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: August 14, 2002

                                                 /s/ FREDERICK W. RUEBECK
                                                 ------------------------------
                                                 Frederick W. Ruebeck

                               POWER OF ATTORNEY

         Robert A. Oden, Jr., whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated: August 14, 2002

                                                    /s/ ROBERT A. ODEN, JR.
                                                    ----------------------------
                                                    Robert A. Oden, Jr.

                               POWER OF ATTORNEY

     John F. Finn, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: August 14, 2002

                                                      /s/ JOHN F. FINN
                                                      --------------------------
                                                      John F. Finn

                               POWER OF ATTORNEY



         Marilyn McCoy, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: August 14, 2002


                                                      /s/ MARILYN MCCOY
                                                      -----------------------
                                                      Marilyn McCoy

                               POWER OF ATTORNEY


         Donald L. Tuttle, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.




Dated: August 14, 2002


                                                          /s/ DONALD L. TUTTLE
                                                          ----------------------
                                                          Donald L. Tuttle

                               POWER OF ATTORNEY


         Julius L. Pallone, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated: August 14, 2002


                                                      /s/ JULIUS L. PALLONE
                                                      --------------------------
                                                      Julius L. Pallone

                                POWER OF ATTORNEY
                                -----------------

     Robert L. Young, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable One Group(R) Mutual Funds and One Group(R) Investment Trust (each a "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of a Fund, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of a Fund any and all amendments to a Fund's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  August 14, 2002

                                                         /s/ Robert L. Young
                                                         -------------------
                                                         Robert L. Young

                                    Exhibits


(d)(2) Amended and Restated Schedule A dated May 15, 2003 to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation.

(d)(3) Sub-Investment Advisory Agreement dated as of March 31, 2003 between Banc One High Yield Partners, LLC and Banc One Investment Advisors Corporation with respect to the One Group High Yield Bond Fund.

(d)(4) Sub-Investment Advisory Agreement dated as of March 31, 2003 between Banc One High Yield Partners, LLC and Banc One Investment Advisors Corporation with respect to the One Group Income Bond Fund

(e)(1) Amended and Restated Distribution Agreement dated as of April 1, 2002, as amended May 15, 2003, between One Group Mutual Funds and One Group Dealer Services, Inc.

(e)(2) Revised Schedule A dated May 15, 2003 to the Distribution Agreement between One Group Mutual Funds and One Group Dealer Services, Inc.

(e)(3) Revised Schedules B-E dated May 15, 2003 to the Distribution Agreement between One Group Mutual Funds and One Group Dealer Services, Inc.

(e)(8) Selected Dealer Agreement dated as of April 1, 2002 between Merrill Lynch, Pierce Fenner & Smith, Inc., One Group Dealer Services, Inc. and Bank One Investment Advisors Corporation.

(e)(17) Mutual Fund Sales and Service Agreement dated as of January 2, 2003 between Hewitt Financial Services LL, One Group Dealer Services, Inc. and One Group Administrative Services, Inc.

(e)(18) Mutual Fund Sales and Service Agreement dated as of April 16, 2003 between Goldman, Sachs & Co., One Group Dealer Services, Inc. and One Group Administrative Services, Inc.

(e)(19) Addendum to the Mutual Fund Sales and Services Agreement dated April 16, 2003 between One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Goldman, Sachs & Co.

(h)(3) Amended Schedule A dated May 15, 2003 to the Management and Administration Agreement between One Group Mutual Funds and One Group Administrative Services, Inc.

(h)(7) Amended Schedule A dated as of May 15, 2003 to Transfer Agency and Services Agreement dated April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company.

(h)(8) Amendment and Revised Schedule 3.1 dated as of April 1, 2002 to Transfer Agency and Services Agreement dated April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company.

(h)(9) Delegation Amendment dated as of July 30, 2003 to Transfer Agency and Services Agreement dated April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company.

(h)(17) Retirement Plan Same Day Exchange Processing Amendment dated as of April 1, 2003 to Operating Agreement dated as of June 6, 1997 between Charles Schwab & co., Inc. and One Group Mutual Funds.

(h)(23) Amendment dated as of October 15, 2002 to Sub-Transfer Agency Agreement dated as of March 1, 2000 between Ceridian Retirement Plan Services and One Group Mutual Funds.

(h)(33) First Amendment dated as of February 11, 2002 to Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation.

(h)(34) Second Amendment dated as of November 15, 2002 to Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation.

(h)(35) Supplement to Funds Trading Agreement dated February 22, 2001 to Funds Trading Agreement dated as of August 21, 2000 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation.

(h)(45) Agency Services Agreement dated as of August 2, 2002 between One Group Mutual Funds and Putnam Fiduciary Trust Company.

(h)(51) Recordkeeping Agreement for Defined Contribution Plans dated as of November 21, 2002 between Hewitt Associates LLC and One Group Mutual Funds.

(h)(57) Trust Fund/SERV Agreement and Supplement to Trust Fund/SERV Agreement dated as of November 22, 2002 between MFS Heritage Trust Company, MFS Retirement Services, Inc., One Group Dealer Services, Inc. and One Group Mutual Funds.

(h)(65) Amended Schedule A to the Form of Shareholder Services Agreement (Class S Shares) between One Group Mutual Funds and various service organizations.

(h)(71) Shareholder Services Agreement (Class S and Administrative Class Shares) dated as of October 25, 2002 between One Group Mutual Funds and Janney Montgomery Scott LLC.

(h)(72) Shareholder Services Agreement (Class S and Administrative Class Shares) dated as of December 4, 2002 between One Group Mutual Funds and Summit Capital Management, Inc.

(h)(74) Amended Schedule A to the Form of Shareholder Services Agreement (Administrative Class Shares) between One Group Mutual Funds and various service organizations is filed herewith.

(h)(85) Agreement dated as of October 16, 2002 between One Group Mutual Funds, One Group Administrative Services, Inc and the New York Mercantile Exchange.

(h)(86) Recordkeeping Agreement dated as of November 11, 2002 between Security Trust Company and One Group Mutual Funds.

(i)      Opinion and Consent of Counsel.

(j)(1)   Consent of PricewaterhouseCoopers LLP.

(j)(2)   Consent of Ropes & Gray.

(m)(14) Anti-Money Laundering Addendum dated as of July 30, 2002 to the One Group Fund Alliance Agreement dated April 1, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc. and Putnam Fiduciary Trust Company.

(m)(16) Financial Services Agreement dated as of April 1, 2002 between One Group Dealer Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated.

(m)(17) Fee-Based Programs Agreement dated as of April 1, 2002 between One Group Dealer Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated.

(n) Multiple Class Plan for One Group Mutual Funds adopted by the Board of Trustees on May 22, 1995, as amended May 15, 2003.

(p)(2) Policy 4.5 Personal Trading, as revised May 15, 2003 from Banc One Investment Advisors Corporation's Compliance Manual.

(p)(4) Sections 10-12 of the Written Supervisory Procedures for One Group Dealer Services, Inc., as revised October 1, 2002